UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-3802


                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)



Date of fiscal year end: October 31, 2002

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO SHAREHOLDERS

[NEUBERGER BERMAN LOGO]

Semi-Annual Report
April 30, 2003

Neuberger Berman

Income Funds


INVESTOR CLASS SHARES

TRUST CLASS SHARES


Cash Reserves

Government Money Fund

High Income Bond Fund

Limited Maturity Bond Fund

Municipal Money Fund

Municipal Securities Trust

CONTENTS

     THE FUNDS

     CHAIRMAN'S LETTER                               2

     PORTFOLIO COMMENTARY/
       PERFORMANCE HIGHLIGHTS
     Limited Maturity Bond Fund                      4
     High Income Bond Fund                           6
     Municipal Securities Trust                      8
     Municipal Money Fund                           10
     Cash Reserves                                  11
     Government Money Fund                          12

     SCHEDULE OF INVESTMENTS
     Cash Reserves                                  15
     Government Money Fund                          17
     High Income Bond Fund                          18
     Limited Maturity Bond Fund                     25
     Municipal Money Fund                           29
     Municipal Securities Trust                     38

     FINANCIAL STATEMENTS                           44

     FINANCIAL HIGHLIGHTS (ALL CLASSES)
       PER SHARE DATA
     Cash Reserves                                  60
     Government Money Fund                          61
     High Income Bond Fund                          62
     Limited Maturity Bond Fund                     63
     Municipal Money Fund                           64
     Municipal Securities Trust                     65

     DIRECTORY                                      68

     TRUSTEES AND OFFICERS                          69

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C) 2003 Neuberger Berman Management Inc. All rights reserved.

CHAIRMAN'S LETTER

[PHOTO OF PETER SUNDMAN]

     Dear Fellow Shareholder,

     Fixed-income investments have been in a dramatic bull market since early 2000, and continued to produce strong results for the six-month period ended April 30, 2003. We are pleased to report that Neuberger Berman's Income Fund investors have participated in this strength. During the period, we delivered to our shareholders exactly what they expect from their fixed-income investments -- positive returns and capital preservation. Our Funds generally performed better than their peers and benchmark averages.

     During the period, the U.S. agency markets continued to be very strong as buyers flocked to these high-quality issues, driving down their incremental yields over U.S. Treasury securities. Our Limited Maturity Bond Fund portfolio managers reduced their overall exposure to this sector of the market in April on the belief that it had become overvalued. They reinvested the proceeds in Treasuries, while awaiting the opportunity to return to the agency sector at more attractive levels, or to commit the funds to another undervalued sector of the market.

     Although our municipal bond Funds produced good returns for the period, the broader bond market was impacted by a number of issues. Budget weakness on the federal, state, and local levels has left municipalities facing declining tax revenues and budget deficits for the foreseeable future. Widespread fiscal pressures, combined with general economic weakness, makes credit selection and monitoring all the more essential. In this environment, we have stepped up our intense focus on quality, seeking to invest only in what we perceive to be the strongest municipal credits.

     Our short-term money market Funds produced good returns during the reporting period, as shareholders continued to seek the relative safety of this asset class. Money markets have been in a protracted period of tight spreads and an essentially flat yield curve. Consequently, the shorter end of the yield curve could be vulnerable if the economy improves and interest rates begin to trend upward. Our managers' strategy is to remain conservatively positioned in regard to the average weighted maturity and duration of our Funds in order to remain flexible in the

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

     event of further Reserve Board easings, or even a rate hike if the economy begins to show dramatic improvement.

     The high-yield bond sector rebounded strongly during the reporting period, having been plagued in 2002 with numerous difficulties, foremost among them the well-publicized corporate accounting scandals. In the current low interest rate environment, investors were drawn to the historically wide yield spread opportunities available in the high-yield marketplace, which drove high-yield bond prices significantly higher and yields dramatically lower. Although the recent rally in the high-yield sector has narrowed the spread relationship between high-yield bonds and comparable Treasury securities to near historical averages, we believe high-yield spreads remain at attractive levels.

     Looking ahead to a market environment with short-term rates hovering at 40-year lows, fixed-income management will remain challenging. However, we believe this market plays to Neuberger Berman's strengths: Our fixed-income money managers are experienced at finding compelling and significant values in all types of market conditions. In the current climate, we believe that an experienced fixed-income team can best take advantage of the opportunities that exist, seeking both returns and safety for your investments.

     Overall, we are pleased with the performance of our Income Funds. We have worked diligently to provide our shareholders with competitive levels of income, while keeping principal preservation a top priority. We take our commitment to protect shareholders' capital very seriously, and as always, we will continue to invest your funds with a disciplined investment strategy and rigorous fundamental analysis.

     Sincerely,


                                /s/ Peter Sundman

                                  PETER SUNDMAN
                              CHAIRMAN OF THE BOARD
                          NEUBERGER BERMAN INCOME FUNDS

LIMITED MATURITY BOND FUND PORTFOLIO COMMENTARY

     Your Limited Maturity Bond Fund performed well during the bond market's rally over the past three years. The Fund's Investor Class Shares have averaged an annual rate of return of 7.09% (6.99% for Trust Class Shares) for the three years ended April 30, 2003, outperforming its peers in the Lipper Short Investment Grade Debt Funds Index and Average, both of which posted gains of 6.38%.

     For the most recent six-month reporting period ended April 30, 2003, the Fund's Investor Class Shares and Trust Class Shares soundly outperformed the Merrill Lynch 1-3 Year Treasury Index, posting a return of 2.48% and 2.34% respectively, compared to 1.42% for the Index. The Fund benefited from its higher exposure to non-Treasury investments, all of which performed well. The corporate bond sector was the strongest performing sector during the last six months. Corporate bonds' yield advantage over U.S. Treasuries began to narrow in October when investor attention shifted toward the higher yields available on corporate securities. Prospects for balance sheet deleveraging and improved cash flow also helped ease concerns over excessive debt build-up and debt servicing capabilities.

     We increased the Fund's corporate debt allocation, its largest sector weighting, to 47.7% during the period from 47.3% at the end of October 2002. The average credit quality of the portfolio remains high at AA, although our increased comfort level with bonds in the A and BBB rating categories led us to modestly increase our exposure to this segment of the market. We maintained a small position of high-yield securities (an average 2.2% of assets) during the period. Over the last six months, lower quality securities were one of the best performers and benefited the Fund's overall return.

     The U.S. Government Agency markets continued to be very strong during this period as buyers flocked into these high-quality issues, driving their incremental yields over Treasuries to very narrow levels. Having felt that agencies had become overvalued, we sold into this strength in April, significantly reducing our exposure to just under 10% from 27% at the beginning of the period. We reinvested the proceeds in Treasuries and are waiting for an opportunity to either return to the agency sector at more attractive levels or commit the funds to another undervalued sector of the market.

     Our investments in the mortgage sector hovered between 6.8% and 10% of assets, ending the reporting period at 8.8%. We kept our exposure to this area at modest levels, primarily due to refinancing activity and prepayment risk remaining at high levels throughout the reporting period.

     PERFORMANCE HIGHLIGHTS

                                                            SIX MONTH                                 AVERAGE ANNUAL
     NEUBERGER BERMAN                                    PERIOD ENDED                               TOTAL RETURNS(1)
     LIMITED MATURITY BOND(2),(6)    INCEPTION DATE      4/30/2003(1)     1 YEAR(1)      5 YEARS            10 YEARS
     INVESTOR CLASS                      06/09/1986             2.48%         5.47%        5.18%               5.21%
     TRUST CLASS                         08/30/1993             2.34%         5.32%        5.07%               5.13%

The 30-day SEC yield of the Investor Class Shares ending 4/30/03 was 1.96%, and the Trust Class Shares was 1.86%.

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Share values of the Limited Maturity Bond Fund will also fluctuate, and your shares, when redeemed, may be worth more or less than you paid for them. Past performance is no guarantee of future results.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

     From an interest rate standpoint, we are continuing to keep the portfolio defensively positioned. At the end of April, the average duration of the Fund was 1.5 years, down from 1.7 years at the end of October. With interest rates at historically low levels, opportunities for capital gains are limited. As one of our primary goals is the preservation of principal, we must be vigilant about a trend reversal toward higher interest rates.

     Now that the war in Iraq has ended, we are watching for a clearer economic picture to emerge. On the one hand, low levels of capital spending and high oil prices continue to be a drag on economic growth, while on the other hand, low interest rates, an accomodative Federal Reserve, and a weak dollar should work to increase exports and boost growth.

     In the event that the economy begins to show signs of an upturn and interest rates begin to trend upward, we will be quick to shorten duration further to protect your principal. In the meantime, rates could remain at current levels for quite some time, as the Federal Reserve Board seems more concerned about battling disinflation than inflation. We think the Fund's large commitment to higher yielding sectors makes it well positioned to earn an attractive return in a stable, low interest rate environment.

     Protection and preservation of principal is a primary objective of the Limited Maturity Bond Fund. We are well aware of our responsibility to protect your hard-earned capital and it continues to be our foremost concern.

     Sincerely,


                /s/ Ted Giuliano         /s/ Catherine Waterworth

                                  TED GIULIANO
                                       AND
                              CATHERINE WATERWORTH
                              PORTFOLIO CO-MANAGERS

HIGH INCOME BOND FUND PORTFOLIO COMMENTARY

     The High Income Bond Fund provided consistent performance during the six-month period ended April 30, 2003, returning 6.84% to investors. The Fund's returns trailed the Lehman Brothers Intermediate Ba U.S. High Yield Index, which posted a return of 13.88% for the period, and the Lipper High Current Yield Bond Funds Index, which returned 18.94%.

     By focusing on the higher quality, lower risk investment opportunities available among primarily BB rated securities and diligently selecting the companies we believe are most capable of covering their fixed charges, the Fund avoided some of the problem areas that plagued the high-yield bond market in 2002. We did not expose our investors to last year's downside volatility in the high-yield markets, or attempt to ride the dramatic turnaround over the last six months by reaching for yield. Instead, we maintained our disciplined approach, which provided shareholders with steady, consistent returns throughout a volatile period. Our strategy enabled the Fund to outperform its peer group and benchmark for calendar year 2002 by more than 700 basis points, but caused our returns to lag the broader averages over the last six months, when lower quality credits outperformed higher-rated issues. In addition, the Fund's conservative stance in regards to maturity and duration also muted returns.

     Despite continued economic weakness, geopolitical turmoil, disappointing corporate earnings, and corporate governance concerns, the high-yield market has undergone a dramatic rebound during the last six months. The rebound can be attributed primarily to positive investor reaction to the historically wide yield spread opportunities available in the high-yield marketplace. A combination of heightened investor interest, a challenging equity market, low government bond market yields, and a renewed focus on income-oriented investment alternatives has caused bond prices to rise dramatically and yields to decline precipitously. As of April 30, 2003, rising high-yield bond prices have returned to near historical averages and compressed the yield advantage of high-yield bonds to comparable Treasury securities by more than 400 basis points.

     The portfolio composition reflected the Fund's disciplined investment process. Of the Fund's non-cash (or cash equivalent) holdings, the percentage of BB securities remained relatively steady for the first fiscal half of 2003, closing the period at 44.2% of bonds in the portfolio on April 30, 2003. The percentage of BBB securities declined modestly from October 31, 2002, closing the period at 12.7% of bonds in the Fund, while B securities accounted for 39.5% of the bonds in the Fund.

     PERFORMANCE HIGHLIGHTS

                                                               SIX MONTH                                 AVERAGE ANNUAL
     NEUBERGER BERMAN                                       PERIOD ENDED                               TOTAL RETURNS(1)
     HIGH INCOME BOND FUND(2)           INCEPTION DATE      4/30/2003(1)     1 YEAR(1)      5 YEARS            10 YEARS
     INVESTOR CLASS(9)                      02/01/1992             6.84%         7.55%        5.79%               7.66%

The 30-day SEC yield of the Investor Class Shares was 6.17% for the period ending April 30, 2003.

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Share values of the High Income Bond Fund will also fluctuate, and your shares, when redeemed, may be worth more or less than you paid for them. Past performance is no guarantee of future results.

* The Lipper High Income Bond Fund is not, and has not been, affiliated with the Lipper High Yield Bond Fund Index.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

     We are not market prognosticators, but we have successfully managed portfolios of high-yield bonds through various market environments, and we believe that our disciplined strategy will continue to provide an effective method of preserving and enhancing our clients' assets. Through disciplined portfolio management and rigorous fundamental analysis, we will continue to focus on our longstanding investment objective of high total returns consistent with capital preservation.

     Sincerely,


                              /s/ Wayne C. Plewniak

                                WAYNE C. PLEWNIAK
                            SENIOR PORTFOLIO MANAGER

MUNICIPAL SECURITIES TRUST PORTFOLIO COMMENTARY

     Municipal Securities Trust soundly outperformed the Lipper Intermediate Municipal Debt Funds Index during the six-month period ended April 30, 2003, as investor sentiment continued to favor the relative stability of fixed-income investments.

     During this reporting period, the municipal bond market continued to post strong returns and we are pleased to report that your Fund participated in this strength. Our diligent focus on quality, stable municipal securities helped the Fund provide good returns and preserve capital -- two goals not easily achieved in the current economic and financial market environment.

     With investor attention focused almost exclusively on geopolitical issues, equities faltered, while the relative safety of fixed-income investments became increasingly attractive. Although bad news for the equity markets often means good news for bonds, the municipal bond market was not entirely immune to broader market events. Our diligent focus on credit quality helped us limit our exposure to weak credits in the airline and tobacco industries, two areas that have been hit particularly hard by the current economic environment and company-specific issues. Knowing that all bonds are not created equal, our challenge is to be in the right securities at the right time. Careful security selection during the period benefited the Fund's overall returns.

     Weakness at the federal budget level has trickled down to the state and local level, where governments are now facing declining tax revenues and budget deficits for the foreseeable future. We have therefore intensified our ever-vigilant focus on credit quality. In addition to facing large budget shortfalls, New York municipal bonds have been hurt by general financial market weakness and a slowdown in tourism following the September 11, 2001 terrorist attacks. California municipal bonds have also suffered from increasingly large budget deficits, along with the dramatic downturn in the high-tech sector, which in the past was a powerful economic driver, and a lack of growth in trade with Japan and the Far East. Given the budget problems in New York and California, we continue to seek opportunities to invest in these areas at attractive price levels, but intend to only buy the bonds of issuers that meet our strict credit quality standards. If we discover that we have made an investment mistake, we will be dispassionate sellers.

     Fixed-income investments have been in a dramatic bull market since early 2000, and have continued to produce strong results through the end of this reporting period. With interest rates at extraordinarily low levels, it is incumbent upon us to provide our shareholders with a competitive level of tax-protected income, while emphasizing safety and principal preservation. We believe that

     PERFORMANCE HIGHLIGHTS

                                                               SIX MONTH                                 AVERAGE ANNUAL
     NEUBERGER BERMAN                                       PERIOD ENDED                               TOTAL RETURNS(1)
     MUNICIPAL SECURITIES TRUST(2),(8)  INCEPTION DATE      4/30/2003(1)     1 YEAR(1)      5 YEARS            10 YEARS
     INVESTOR CLASS                         07/09/1987             3.52%         8.11%        5.83%               5.38%

For the period ending 4/30/03, the 30-day SEC yield of the Municipal Securities Trust was 2.52% and the tax-equivalent yield was 4.10% for an investor in the highest federal income tax bracket (38.6%).

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Share values of the Municipal Securities Trust will also fluctuate, and your shares, when redeemed, may be worth more or less than you paid for them. Past performance is no guarantee of future results.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

     our conservative approach in seeking these objectives will benefit our shareholders in the near and long term.

     Sincerely,


                                /s/ Ted Giuliano

                                /s/ Thomas Brophy

                                /s/ Kelly Landron

                                  TED GIULIANO,
                                  THOMAS BROPHY
                                       AND
                                  KELLY LANDRON
                              PORTFOLIO CO-MANAGERS

MUNICIPAL MONEY FUND PORTFOLIO COMMENTARY

     The Municipal Money Fund posted positive returns for the six-month period ended April 30, 2003, matching the performance of the Money Fund Report Tax-Free National Retail Average. During the period the municipal bond market continued to post strong returns and we are pleased to report that your Fund participated in this strength. Our diligent focus on high quality, stable municipal securities helped the Fund provide good returns and preserve capital -- two goals not easily achieved in the current economic and financial market environment.

     Since the Fund's inception in 1984, we have not wavered from our focus on investing in quality municipal securities. Over the past three years in the equity markets -- through the bursting of the Internet bubble, widespread accounting scandals, and global conflict -- we have sought competitive levels of current income and the relative stability of high-quality money market instruments, and we have consistently succeeded.

     Although interest rates continue to hover at extraordinarily low levels, we do not believe in speculating in lower quality credits to reach for yield and a few extra basis points. For clients who hold money market instruments in their portfolios, our goal is to be buyers of quality. While economic and equity market uncertainty remains, we are more focused than ever on providing solid income while conservatively managing your money.

     PERFORMANCE HIGHLIGHTS

                                                                                        FOR THE 7 DAYS ENDED 4/30/03
     NEUBERGER BERMAN                                                                                 TAX-EQUIVALENT
     MUNICIPAL MONEY FUND(5),(8)        INCEPTION DATE    CURRENT YIELD(4)   EFFECTIVE YIELD(4)   EFFECTIVE YIELD(7)
     INVESTOR CLASS                         12/10/1984               0.68%                0.68%                1.12%

Sincerely,


                                /s/ Ted Giuliano

                                /s/ Thomas Brophy

                                /s/ Kelly Landron

                                  TED GIULIANO,
                                  THOMAS BROPHY
                                       AND
                                  KELLY LANDRON
                              PORTFOLIO CO-MANAGERS

For the period ending 4/30/03, the 7-day current yield of the Municipal Money Fund was 0.68% and the tax-equivalent yield was 1.11% for an investor in the highest federal income tax bracket (38.6%). The effective yield was 0.68% and the tax-equivalent yield was 1.12% for an investor in the highest federal income tax bracket (38.6%).

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

CASH RESERVES PORTFOLIO COMMENTARY

     Cash Reserves performed well during the six-month period ending April 30, 2003. Our shareholders benefited from positive returns, capital preservation, and a haven from the weakness that continued in the broader financial markets. The Fund returned 0.41% during the period, outperforming the Money Fund Report Taxable First Tier Retail Average. The Fund closed the period with a 0.67% seven-day current and effective yield.

     Although interest rates continue to hover at extraordinarily low levels, we do not believe in reaching for yield and a few extra basis points by speculating in lower credit quality issues. Our goal is to be buyers of quality. Money markets have been in a protracted period of tight spreads and an essentially flat yield curve. Consequently, the shorter end of the yield curve could be vulnerable if the economy improves and interest rates begin to trend upward.

     During the reporting period we increased our holdings of commercial paper, purchasing short-dated commercial paper where the best return advantage over U.S. Treasury bills could be obtained. On the long end of the money market yield curve, we continued to increase our exposure to U.S. Treasury securities, favoring the risk/reward profile of the Treasury sector relative to agencies and commercial paper.

     We also carefully managed the portfolio's weighted average maturity to avoid risks and enhance returns. Weighted average maturity fell from 65.4 days on October 31, 2002 to 43.0 days on April 30, 2003. We believe the Fund's conservative positioning helps us remain flexible so that we can take advantage of any further Federal Reserve Board easings or a rate hike if the economy were to show dramatic improvement. We are happy to report that yields on your Fund remained ahead of the benchmark average in this low interest rate environment.

     In today's challenging market environment, we are more committed than ever to providing our investors with solid income while emphasizing capital preservation. With interest rates hovering at 40-year lows, we believe that our many years of investment experience and careful attention to detail will continue to reward investors who have trusted us to protect their principal and provide current income. The challenge going forward will be to remain vigilant on credit quality, while seeking competitive returns.

     PERFORMANCE HIGHLIGHTS

                                                                         FOR THE 7 DAYS ENDED 4/30/03
     NEUBERGER BERMAN CASH RESERVES(2),(5)    INCEPTION DATE    CURRENT YIELD(4)   EFFECTIVE YIELD(4)
     INVESTOR CLASS                               04/12/1988               0.67%                0.67%

     Sincerely,


            /s/ Ted Giuliano                        /s/ Cynthia Damian

        /s/ Catherine Waterworth                     /s/ Alyssa Juros

              TED GIULIANO                            CYNTHIA DAMIAN
                  AND                                      AND
          CATHERINE WATERWORTH                         ALYSSA JUROS
         PORTFOLIO CO-MANAGERS                 PORTFOLIO ASSOCIATE MANAGERS

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

GOVERNMENT MONEY FUND PORTFOLIO COMMENTARY

     The Government Money Fund performed well during the six-month period ending April 30, 2003. Our shareholders benefited from positive returns, capital preservation, and a haven from the weakness that continued in the broader financial markets. The Fund returned 0.47% during the period, outperforming the Money Fund Report Government & Agencies Retail Average by 13 basis points. The Fund closed the period with a 0.74% seven-day current and effective yield.

     During the period, interest rates continued to hover at extraordinarily low levels. Money markets have been in a protracted period of tight spreads and an essentially flat yield curve. Consequently, the shorter end of the yield curve could be vulnerable if the economy improves and interest rates begin to trend upward.

     The U.S. Treasury continues to issue large amounts of Treasury bills to fund the federal budget deficit. We continue to manage the mix of Treasury bills and agencies to maximize the spread relationship between the two sectors. As of April 30, 2003, the Fund held 47.5% of assets in U.S. Treasury securities and 51.9% in U.S. Government Agency securities.

     We also carefully managed the portfolio's weighted average maturity to avoid risks and enhance returns. Weighted average maturity fell from 59.4 days on October 31, 2002 to 42.4 days on April 30, 2003. These changes reflect our cautious approach.

     We are happy to report that yields on your Fund remained ahead of the benchmark average in this low interest rate environment. We believe the Fund's conservative positioning helps us remain flexible so that we can take advantage of any further Federal Reserve Board easings, or a rate hike if the economy were to show dramatic improvement.

     While financial markets overall remained challenging in the first fiscal half of 2003, our conservative management provided solid income while preserving your hard-earned capital. With interest rates remaining at 40-year lows, we believe that our many years of investment experience and careful attention to detail will continue to reward investors who have trusted us to protect their principal while providing current income.

     PERFORMANCE HIGHLIGHTS

     NEUBERGER BERMAN                                                    FOR THE 7 DAYS ENDED 4/30/03
     GOVERNMENT MONEY FUND(2),(5)             INCEPTION DATE    CURRENT YIELD(4)   EFFECTIVE YIELD(4)
     INVESTOR CLASS                               11/14/1983               0.74%                0.74%

Sincerely,


           /s/ Ted Giuliano                        /s/ Cynthia Damian

       /s/ Catherine Waterworth                     /s/ Alyssa Juros

             TED GIULIANO                            CYNTHIA DAMIAN
                  AND                                      AND
         CATHERINE WATERWORTH                         ALYSSA JUROS
         PORTFOLIO CO-MANAGERS                PORTFOLIO ASSOCIATE MANAGERS

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

ENDNOTES

     1. One-year and average annual total returns are for the periods ended April 30, 2003. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

     2. Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse the following funds so that the total operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses are limited to 0.65% for Neuberger Berman Cash Reserves, 1.00% for Neuberger Berman High Income Bond Fund, 0.70% for Neuberger Berman Limited Maturity Bond Fund (Investor Class), 0.80% for Neuberger Berman Limited Maturity Bond Fund (Trust Class), and 0.65% for Neuberger Berman Municipal Securities Trust, of average daily net assets. Each undertaking lasts until October 31, 2006. Each of these funds has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause its total operating expenses, (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) to exceed the above stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. Management has voluntarily agreed to reimburse certain operating expenses of Neuberger Berman Government Money Fund so that expenses are limited to 0.45% of average daily net assets. This arrangement can be terminated without notice to the fund. For the twelve months ended October 31, 2002, there were no reimbursements of expenses by Management to Cash Reserves. Absent such reimbursements, the total returns of Neuberger Berman's Limited Maturity Investor Class, Limited Maturity Trust Class, High Income Bond Fund, Government Money and Municipal Securities Trust would have been less.

     3.   From commencement of operations.

     4. "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results.

     5. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Neuberger Berman Government Money Fund, Neuberger Berman Municipal Money Fund, or Neuberger Berman Cash Reserves will fluctuate.

     6. Performance prior to August 1993 is for the Investor Class, which has lower expenses and typically higher returns than the Trust Class. In addition, Management caps the Trust Class expenses. Absent such arrangement, which is subject to change, the total return would have been less.

     7. Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after Federal taxes at the highest Federal tax rate, currently 38.6%, assuming that all of the Fund's income is exempt from Federal income taxes.

     8. A portion of the income of Neuberger Berman Municipal Money and Neuberger Berman Municipal Securities Trust may be subject to the Federal alternative minimum tax for certain investors.

     9. This Fund is the successor to the Lipper High Income Bond Fund ("Lipper Fund"). The total return and data for the periods prior to September 7, 2002, are those of the Lipper High Income Bond Fund Premier Class. The data reflects performance of the Lipper Fund for the period April 1, 1996 through September 6, 2002, and the performance of Lipper Fund's predecessor partnership for the period February 1, 1992 (date of inception), through March 31, 1996, as applicable. The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of the Lipper Fund which were in all material respects equivalent to those of its predecessor partnership. Had Lipper Fund's predecessor partnership been subject to the provisions of the 1940 Act, its investment performance may have been adversely affected. Returns would have been lower if the manager of the Lipper Fund had not waived certain of its fees during the periods shown.

GLOSSARY OF INDICES

   THE MERRILL LYNCH 1-3 YEAR TREASURY   An unmanaged total return market value
                                INDEX:   index consisting of all coupon-bearing
                                         U.S. Treasury publicly placed debt
                                         securities with maturities between 1
                                         and 3 years.

   THE LEHMAN BROTHERS Ba INTERMEDIATE   An unmanaged index comprised of
                           BOND INDEX:   Ba-rated bonds with maturities of less
                                         than 10 years.

    THE LEHMAN BROTHERS 7-YEAR GENERAL   An unmanaged total return performance
                     OBLIGATION INDEX:   benchmark for the intermediate-term,
                                         7-year, investment grade General
                                         Obligations (State and Local)
                                         tax-exempt bond market.

   THE MONEY FUND REPORT TAXABLE FIRST   Measures the performance of money
                  TIER RETAIL AVERAGE:   market mutual funds which hold "First
                                         Tier" securities as defined by Rule
                                         2a-7 of the Investment Company Act of
                                         1940 (not including Second Tier
                                         Commercial Paper). First Tier
                                         securities are those rated in the
                                         highest short-term rating category by
                                         two or more nationally recognized
                                         statistical ratings organizations.

 THE MONEY FUND REPORT TREASURY RETAIL   Measures the performance of money
                              AVERAGE:   market mutual funds which invest only
                                         in obligations of the U.S. Treasury
                                         (T-Bills).

  THE MONEY FUND REPORT GOVERNMENT AND   Measures the performance of money
              AGENCIES RETAIL AVERAGE:   market mutual funds which invest in
                                         obligations of the U.S. Treasury
                                         (T-Bills), repurchase agreements, or
                                         U.S. Government Agency securities.

        THE MONEY FUND REPORT TAX-FREE   Measures all national tax-free and
              NATIONAL RETAIL AVERAGE:   municipal retail funds. Portfolio
                                         holdings of tax-free funds includes
                                         Rated and Unrated Demand Notes, Rated
                                         and Unrated General Market Notes,
                                         Commercial Paper, Put Bonds -- 6
                                         months or less, Put Bonds -- over 6
                                         months, AMT Paper, and Other Tax-Free
                                         holdings.

THE LIPPER HIGH YIELD BOND FUND INDEX:   An equally weighted index, adjusted
                                         for the reinvestment of capital gain
                                         distributions and income dividends, of
                                         typically the largest 30 mutual funds
                                         that aim at a high (relative) current
                                         yield from fixed income securities,
                                         have no quality or maturity
                                         restrictions, and tend to invest in
                                         lower grade debt issues.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that investors cannot invest directly in any index or average. Data about the performance of each index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. Each Portfolio may invest in many securities not included in its respective index.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS CASH RESERVES

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE
     U.S. GOVERNMENT (40.1%)

     $   25,000   U.S. Treasury Bills, 1.16% & 1.19%, due 5/22/03                         TSY      TSY         $   24,983
         20,000   U.S. Treasury Bills, 1.17%, due 5/29/03                                 TSY      TSY             19,982
          5,000   U.S. Treasury Bills, 1.14%, due 6/12/03                                 TSY      TSY              4,993
         25,000   U.S. Treasury Bills, 1.10%, due 6/19/03                                 TSY      TSY             24,963
         20,000   U.S. Treasury Bills, 1.23%, due 6/26/03                                 TSY      TSY             19,962
         30,000   U.S. Treasury Bills, 1.12%, due 7/3/03                                  TSY      TSY             29,941
         40,000   U.S. Treasury Bills, 1.13% & 1.15%, due 7/10/03                         TSY      TSY             39,911
         50,000   U.S. Treasury Bills, 1.09% & 1.16%, due 7/17/03                         TSY      TSY             49,881
         30,000   U.S. Treasury Bills, 1.17%, due 7/24/03                                 TSY      TSY             29,918
         15,000   U.S. Treasury Bills, 1.07%, due 8/7/03                                  TSY      TSY             14,957
         10,000   U.S. Treasury Bills, 1.14%, due 8/28/03                                 TSY      TSY              9,962
         10,000   U.S. Treasury Bills, 1.17%, due 9/4/03                                  TSY      TSY              9,959
                                                                                                               ----------
                  TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL
                  FAITH AND CREDIT OF THE U.S. GOVERNMENT                                                         279,412
                                                                                                               ----------

     U.S. GOVERNMENT AGENCY SECURITIES (32.9%)
          5,000   Fannie Mae, Disc. Notes, 2.09%, due 5/2/03                              AGY      AGY              5,000
         14,000   Fannie Mae, Disc. Notes, 1.22%, due 5/21/03                             AGY      AGY             13,990
         10,000   Fannie Mae, Disc. Notes, 1.19%, due 9/3/03                              AGY      AGY              9,959
          4,000   Federal Farm Credit Bank, Disc. Notes, 1.16%, due 5/8/03                AGY      AGY              3,999
          8,000   Federal Farm Credit Bank, Disc. Notes, 1.58%, due 6/16/03               AGY      AGY              7,984
         20,000   Federal Home Loan Bank, Disc. Notes, 1.16%, due 5/2/03                  AGY      AGY             19,999
         36,500   Federal Home Loan Bank, Disc. Notes, 1.18% & 1.22%, due 5/7/03          AGY      AGY             36,493
          7,469   Federal Home Loan Bank, Disc. Notes, 1.22%, due 5/9/03                  AGY      AGY              7,467
         15,000   Federal Home Loan Bank, Disc. Notes, 1.18%, due 5/14/03                 AGY      AGY             14,994
         15,000   Federal Home Loan Bank, Disc. Notes, 1.18% & 1.30%, due 5/16/03         AGY      AGY             14,992
          7,000   Federal Home Loan Bank, Disc. Notes, 1.22%, due 5/23/03                 AGY      AGY              6,995
         20,000   Federal Home Loan Bank, Disc. Notes, 1.16% & 1.18%, due 6/11/03         AGY      AGY             19,973
         20,000   Federal Home Loan Bank, Disc. Notes, 1.17% & 1.18%, due 7/23/03         AGY      AGY             19,946
         13,113   Freddie Mac, Disc. Notes, 1.22%, due 5/8/03                             AGY      AGY             13,110
         15,000   Freddie Mac, Disc. Notes, 1.22%, due 6/19/03                            AGY      AGY             14,975
         10,000   Freddie Mac, Disc. Notes, 1.22%, due 6/30/03                            AGY      AGY              9,980
         10,000   Freddie Mac, Disc. Notes, 1.19%, due 8/15/03                            AGY      AGY              9,965
                                                                                                               ----------
                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                         229,821
                                                                                                               ----------

     CERTIFICATES OF DEPOSIT (6.0%)
         10,000   Barclays Bank PLC, Yankee CD, 1.21%, due 5/5/03                         P-1     A-1+             10,000
          5,000   BNP Paribas, Yankee CD, 2.25%, due 6/18/03                              P-1     A-1+              5,000
         10,000   Rabobank Nederland, Yankee CD, 1.23%, due 5/27/03                       P-1     A-1+             10,000
          7,000   Royal Bank of Scotland NY, Yankee CD, 1.20%, due 6/19/03                P-1     A-1+              7,000
         10,000   Wells Fargo Bank NA, Domestic CD, 1.24%, due 5/27/03                    P-1     A-1+             10,000
                                                                                                               ----------
                  TOTAL CERTIFICATES OF DEPOSIT                                                                    42,000
                                                                                                               ----------

     CORPORATE DEBT SECURITIES (1.4%)
         10,000   American Express Credit Corp., Floating Rate Medium-Term Notes,
                  Ser. B, 1.30%, due 5/7/03                                               P-1      A-1             10,000
                                                                                                               ----------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS CASH RESERVES CONT'D

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     COMMERCIAL PAPER (16.5%)
     $    7,000   Alcon Capital Corp., 1.20%, due 5/30/03                                 P-1     A-1+         $    6,993
          5,616   ANZ (Delaware), Inc., 1.24%, due 5/5/03                                 P-1     A-1+              5,615
         10,000   Bank of America Corp., 1.26%, due 5/19/03                               P-1      A-1              9,994
          5,000   Barclays U.S. Funding Corp., 1.24%, due 7/1/03                          P-1     A-1+              4,990
          5,000   BNP Paribas Finance, 1.21%, due 5/21/03                                 P-1     A-1+              4,997
          5,000   Eksportfinans ASA, 1.22%, due 5/6/03                                    P-1     A-1+              4,999
          7,216   Gannett Co., Inc., 1.23%, due 5/2/03 & 5/6/03                           P-1      A-1              7,215
         10,000   General Electric Capital Corp., 1.25%, due 5/16/03 & 5/20/03            P-1     A-1+              9,994
          5,000   Kimberly-Clark Corp., 1.20%, due 5/12/03                                P-1     A-1+              4,998
         10,000   National Australia Funding (Delaware), Inc., 1.22%, due 5/5/03          P-1     A-1+              9,999
          5,000   Novartis Finance Corp., 1.22%, due 5/29/03                              P-1     A-1+              4,995
         15,000   Pfizer, Inc., 1.20%, due 5/19/03                                        P-1     A-1+             14,991
         14,969   Societe Generale N.A., Inc., 1.21% - 1.25%, due 5/8/03 - 6/4/03         P-1     A-1+             14,960
         10,000   UBS Finance (Delaware), Inc., 1.25%, due 5/7/03                         P-1     A-1+              9,998
                                                                                                               ----------
                  TOTAL COMMERCIAL PAPER                                                                          114,738
                                                                                                               ----------

     TIME DEPOSITS (1.4%)
         10,000   Danske Bank A/S Copenhagen, 1.34%, due 5/1/03                           P-1     A-1+             10,000
                                                                                                               ----------

     REPURCHASE AGREEMENTS (1.9%)

         13,037   State Street Bank and Trust Co. Repurchase Agreement, 1.27%,
                  due 5/1/03, dated 4/30/03, Maturity Value $13,037,460,
                  Collateralized by $12,895,000 Freddie Mac, Notes, 3.25%, due
                  11/15/04 (Collateral Value $13,429,601)                                                          13,037
                                                                                                               ----------

                  TOTAL INVESTMENTS (100.2%)                                                                      699,008

                  Liabilities, less cash, receivables and other assets [(0.2%)]                                    (1,494)
                                                                                                               ----------

                  TOTAL NET ASSETS (100.0%)                                                                    $  697,514
                                                                                                               ----------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS GOVERNMENT MONEY FUND

     PRINCIPAL AMOUNT                                                                                               VALUE++
     (000'S OMITTED)                                                                                      (000'S OMITTED)
     U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (47.5%)
     $   25,000   U.S. Treasury Bills, 1.15%, due 5/1/03                                                      $    25,000
         50,000   U.S. Treasury Bills, 1.14% & 1.20%, due 5/8/03                                                   49,989
         20,000   U.S. Treasury Bills, 1.16%, due 5/15/03                                                          19,991
         25,000   U.S. Treasury Bills, 1.16% & 1.18%, due 5/22/03                                                  24,983
         45,000   U.S. Treasury Bills, 1.17% & 1.18%, due 5/29/03                                                  44,959
         30,000   U.S. Treasury Bills, 1.14%, due 6/5/03                                                           29,967
         40,000   U.S. Treasury Bills, 1.10%, due 6/19/03                                                          39,940
         40,000   U.S. Treasury Bills, 1.12%, due 7/3/03                                                           39,922
         75,000   U.S. Treasury Bills, 1.13% - 1.15%, due 7/10/03                                                  74,834
         55,000   U.S. Treasury Bills, 1.09% & 1.16%, due 7/17/03                                                  54,868
         40,000   U.S. Treasury Bills, 1.17%, due 7/24/03                                                          39,891
         25,000   U.S. Treasury Bills, 1.07%, due 8/7/03                                                           24,927
         20,000   U.S. Treasury Bills, 1.14%, due 8/28/03                                                          19,925
         25,000   U.S. Treasury Bills, 1.17%, due 9/4/03                                                           24,897
                                                                                                              -----------
                  TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL
                  FAITH AND CREDIT OF THE U.S. GOVERNMENT                                                         514,093
                                                                                                              -----------

     U.S. GOVERNMENT AGENCY SECURITIES (42.9%)
         20,000   Federal Farm Credit Bank, Disc. Notes, 1.16%, due 5/12/03                                        19,993
         15,000   Federal Farm Credit Bank, Disc. Notes, 1.58%, due 6/16/03                                        14,970
         20,513   Federal Farm Credit Bank, Disc. Notes, 1.18%, due 8/6/03                                         20,448
         20,000   Federal Home Loan Bank, Disc. Notes, 1.22%, due 5/2/03                                           19,999
         25,000   Federal Home Loan Bank, Disc. Notes, 1.18%, due 5/7/03                                           24,995
         72,607   Federal Home Loan Bank, Disc. Notes, 1.18% - 1.22%, due 5/9/03                                   72,588
         10,000   Federal Home Loan Bank, Disc. Notes, 1.30%, due 5/16/03                                           9,995
         45,000   Federal Home Loan Bank, Disc. Notes, 1.18%, due 5/21/03                                          44,971
         29,800   Federal Home Loan Bank, Disc. Notes, 1.22%, due 5/23/03                                          29,778
         60,000   Federal Home Loan Bank, Disc. Notes, 1.16% & 1.18%, due 6/11/03                                  59,920
         25,335   Federal Home Loan Bank, Disc. Notes, 1.18%, due 6/18/03                                          25,295
         25,000   Federal Home Loan Bank, Disc. Notes, 1.17%, due 7/11/03                                          24,942
         30,000   Federal Home Loan Bank, Disc. Notes, 1.17%, due 7/23/03                                          29,919
         26,250   Federal Home Loan Bank, Disc. Notes, 1.17%, due 7/25/03                                          26,177
         40,000   Sallie Mae, Disc. Notes, 1.17%, due 5/8/03                                                       39,991
                                                                                                              -----------
                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                         463,981
                                                                                                              -----------

     REPURCHASE AGREEMENTS (9.0%)
         97,551   State Street Bank and Trust Co. Repurchase Agreement, 1.27%, due
                  5/1/03, dated 4/30/03, Maturity Value $97,554,441, Collateralized by $96,480,000 Fannie Mae, Notes, 3.25%, due 11/15/04
                  (Collateral Value $100,479,868)                                                                  97,551
                                                                                                              -----------

                  TOTAL INVESTMENTS (99.4%)                                                                     1,075,625

                  Cash, receivables and other assets, less liabilities (0.6%)                                       6,196
                                                                                                              -----------

                  TOTAL NET ASSETS (100.0%)                                                                   $ 1,081,821
                                                                                                              -----------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS HIGH INCOME BOND FUND

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     CORPORATE DEBT SECURITIES (95.1%)
     $    2,500   Abitibi-Consolidated, Inc., Guaranteed Notes, 6.95%, due 12/15/06       Ba1      BB+         $    2,595
          2,000   AES Corp., Senior Secured Notes, 10.00%, due 7/15/05                    B2       BB               2,100**
          1,525   AGCO Corp., Senior Subordinated Notes, 8.50%, due 3/15/06               B1       BB-              1,525|
            100   Airgas, Inc., Senior Subordinated Notes, 9.13%, due 10/1/11             Ba2      B+                 112
          1,250   AK Steel Corp., Senior Notes, 7.88%, due 2/15/09                        B1       BB               1,109|
          2,075   Alliant Techsystems, Inc., Senior Subordinated Notes, 8.50%,
                  due 5/15/11                                                             B2        B               2,262
          3,625   Allied Waste North America, Inc., Guaranteed Senior Notes,
                  Ser. B, 7.63%, due 1/1/06                                               Ba3      BB-              3,761
          1,000   Allied Waste North America, Inc., Senior Subordinated Notes,
                  Ser. B, 10.00%, due 8/1/09                                              B2       B+               1,069
            750   Alpharma, Inc., Senior Notes, 8.63%, due 5/1/11                         B3       B+                 776**
            150   American Standard, Inc., Senior Notes, 7.38%, due 4/15/05               Ba2     BB+                 157
            100   Amerigas Partners L.P., Senior Notes, Ser. B, 8.88%,
                  due 5/20/11                                                             B2       BB-                108
          3,125   Amerigas Partners L.P., Senior Notes, Ser. D, 10.00%,
                  due 4/15/06                                                             B2       BB-              3,383
          3,000   AMETEK, Inc., Senior Notes, 7.20%, due 7/15/08                          Ba1      BBB              3,155
          1,175   Amphenol Corp., Senior Subordinated Notes, 9.88%, due 5/15/07                    BB-              1,225
            625   Aramark Services, Inc., Guaranteed Notes, 6.75%, due 8/1/04            Baa3     BBB-                648
            375   Aramark Services, Inc., Guaranteed Notes, 7.00%, due 7/15/06           Baa3     BBB-                403
          2,125   ARCO Chemical Co., Debentures, 9.38%, due 12/15/05                      Ba3      BB               2,146
          3,250   ArvinMeritor, Inc., Notes, 6.63%, due 6/15/07                          Baa3     BBB-              3,282
          1,875   Ball Corp., Guaranteed Senior Notes, 7.75%, due 8/1/06                  Ba3      BB               2,002
          3,000   Ball Corp., Guaranteed Senior Subordinated Notes, 8.25%, due 8/1/08     B1       BB-              3,150
            500   Bergen Brunswig Corp., Senior Notes, 7.25%, due 6/1/05                           BB                 520
          2,750   Boise Cascade Corp., Notes, 7.50%, due 2/1/08                          Baa3      BB+              2,939
            125   Boyd Gaming Corp., Senior Notes, 9.25%, due 10/1/03                     Ba3      BB-                128
          1,000   Canandaigua Brands, Inc., Guaranteed Senior Notes, 8.63%,
                  due 8/1/06                                                              Ba2      BB               1,083
          2,875   Case Corp., Notes, Ser. B, 6.25%, due 12/1/03                           Ba2      BB               2,875
          4,250   Cinemark USA, Inc., Senior Subordinated Notes, 9.00%, due 2/1/13        B3       B-               4,579**
          2,250   Cinemark USA, Inc., Senior Subordinated Notes, Ser. B, 8.50%,
                  due 8/1/08                                                              B3       B-               2,340
          4,175   Cinemark USA, Inc., Senior Subordinated Notes, Ser. D, 9.63%,
                  due 8/1/08                                                              B3       B-               4,232
            350   Circus Circus Enterprises, Inc., Senior Notes, 6.45%, due 2/1/06        Ba2      BB+                355
          2,125   Citgo Petroleum Corp., Senior Notes, 7.88%, due 5/15/06                 Ba3      B+               2,136
          3,250   CK Witco Corp., Senior Notes, 8.50%, due 3/15/05                        Ba1     BBB-              3,445
          1,675   CMS Energy Corp., Senior Notes, 8.38%, due 7/1/03                       B3       B+               1,688
          2,125   CMS Energy Corp., Senior Notes, Ser. B, 6.75%, due 1/15/04              B3       B+               2,130
          3,500   CMS Panhandle Holding Co., Senior Notes, 6.13%, due 3/15/04             Ba2      BB               3,570
          1,100   Compass Minerals Group, Inc., Senior Subordinated Notes, 10.00%,
                  due 8/15/11                                                             B3        B               1,221
          1,175   Corn Products International, Inc., Senior Notes, 8.45%, due 8/15/09     Ba1     BBB-              1,235

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS HIGH INCOME BOND FUND CONT'D

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $       25   Cott Beverages, Inc., Guaranteed Notes, 8.00%, due 12/15/11             B2       B+          $       27
          2,350   Cross Timbers Oil Co., Senior Subordinated Notes, Ser. B, 8.75%,
                  due 11/1/09                                                             Ba3      BB-              2,456
          2,500   Crown European Holdings S.A., Senior Secured Notes, 9.50%,
                  due 3/1/11                                                              B1       B+               2,662**
          1,000   Crown, Cork & Seal Co., Guaranteed Notes, 7.00%, due 12/15/06           B3        B                 938
          1,250   Crown, Cork & Seal Co., Notes, 8.38%, due 1/15/05                       B3        B               1,256####
          3,250   CSC Holdings, Inc., Senior Subordinated Debentures, 9.88%,
                  due 2/15/13                                                             B2       B+               3,404
          1,000   Cyprus Amax Minerals Co., Notes, 6.63%, due 10/15/05                   Baa3     BBB-              1,027
            500   D.R. Horton, Inc., Guaranteed Notes, 10.50%, due 4/1/05                 Ba1      BB                 553####
          1,375   D.R. Horton, Inc., Guaranteed Senior Notes, 8.38%, due 6/15/04          Ba1      BB               1,437
          1,750   D.R. Horton, Inc., Guaranteed Senior Notes, 7.50%, due 12/1/07          Ba1      BB               1,855
          3,250   Dana Corp., Notes, 6.50%, due 3/15/08                                   Ba3      BB               3,152
          3,250   Dean Foods Co., Senior Notes, 6.75%, due 6/15/05                        Ba3      BB-              3,331
          1,000   Delhaize America, Inc., Guaranteed Notes, 7.38%, due 4/15/06            Ba1      BB+              1,035
          2,875   Dole Foods Co., Inc., Variable Rate Senior Notes, 7.25%, due 5/1/09     B2       B+               3,112
          3,125   Domino's Inc., Guaranteed Senior Subordinated Notes, Ser. B, 10.38%,
                  due 1/15/09                                                             B2        B               3,359
          1,125   Dresser, Inc., Guaranteed Senior Subordinated Notes, 9.38%,
                  due 4/15/11                                                             B2        B               1,159
          4,125   El Paso Energy Partners L.P., Senior Subordinated Notes, 8.50%,
                  due 6/1/10                                                              B1       BB-              4,445**
          3,000   El Paso Natural Gas, Notes, 6.75%, due 11/15/03                         B1       B+               3,007
          1,625   ENSERCH Corp., Notes, 7.13%, due 6/15/05                               Baa3      BBB              1,615
          3,225   Entravision Communications Corp., Senior Subordinated Notes, 8.13%,
                  due 3/15/09                                                             B3       B-               3,370
          3,500   Express Scripts, Inc., Guaranteed Senior Notes, 9.63%, due 6/15/09      Ba1     BBB-              3,859
          3,500   Fairchild Semiconductor Corp., Guaranteed Senior Subordinated Notes,
                  10.38%, due 10/1/07                                                               B               3,692
          2,750   FastenTech, Inc., Senior Notes, 11.50%, due 5/1/11                      B3       B-               2,832**###
          1,500   Felcor Lodging L.P., Guaranteed Senior Notes, 9.50%, due 9/15/08        Ba3      B+               1,505
          1,625   Felcor Suites L.P., Guaranteed Senior Notes, 7.38%, due 10/1/04         Ba3      B+               1,625
          3,495   Ferrellgas Partners L.P., Senior Notes, 8.75%, due 6/15/12              B2        B               3,775
          3,125   Fisher Scientific International, Inc., Notes, 7.13%, due 12/15/05       B1       BB+              3,281
          1,250   Flowserve Corp., Guaranteed Senior Subordinated Notes, 12.25%,
                  due 8/15/10                                                             B2        B               1,413***
          2,125   Food Lion, Inc., Notes, 7.55%, due 4/15/07                              Ba1      BB+              2,215
          1,750   Ford Motor Credit Co., Notes, 7.50%, due 3/15/05                        A3       BBB              1,830
          3,875   Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08                      Ba3      BB               4,107
          1,250   Georgia Gulf Corp., Guaranteed Senior Subordinated Notes, 10.38%,
                  due 11/1/07                                                             B2       BB-              1,350
          1,250   Georgia Gulf Corp., Notes, 7.63%, due 11/15/05                          Ba2     BBB-              1,288
          1,925   Grant Prideco, Inc., Guaranteed Senior Notes, Ser. B, 9.63%,
                  due 12/1/07                                                             Ba3      BB-              2,127

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS HIGH INCOME BOND FUND CONT'D

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $    1,000   Grey Wolf, Inc., Senior Notes, 8.88%, due 7/1/07                        B1       B+          $    1,031
          1,250   Gruma S.A., Senior Notes, 7.63%, due 10/15/07                           Ba2      BB               1,316
            250   Grupo Televisa S.A., Notes, 8.00%, due 9/13/11                         Baa3     BBB-                270
          1,000   Harrah's Operating Co., Inc., Guaranteed Senior Subordinated Notes,
                  7.88%, due 12/15/05                                                     Ba1      BB+              1,078
            975   HCA-The Healthcare Co., Notes, 7.13%, due 6/1/06                        Ba1     BBB-              1,048
            100   HCA-The Healthcare Co., Senior Notes, 7.88%, due 2/1/11                 Ba1     BBB-                113
          2,750   HMH Properties, Inc., Guaranteed Senior Notes, Ser. A, 7.88%,
                  due 8/1/05                                                              Ba3      B+               2,777
            100   HORNBECK-LEEVAC Marine Services, Inc., Senior Notes, 10.63%,
                  due 8/1/08                                                              B1       B+                 108
          1,925   Host Marriott L.P., Senior Notes, Ser. E, 8.38%, due 2/15/06            Ba3      B+               1,978
          1,000   IDEX Corp., Senior Notes, 6.88%, due 2/15/08                           Baa3      BBB              1,060
          2,000   Illinois Power Co., Mortgage Bonds, 7.50%, due 6/15/09                  B3        B               1,980
            100   IMC Global, Inc., Debentures, 6.88%, due 7/15/07                        Ba3      B+                 100
          2,250   Iron Mountain, Inc., Guaranteed Senior Subordinated Notes, 8.25%,
                  due 7/1/11                                                              B2        B               2,407
          3,000   iStar Financial, Inc., Senior Notes, 7.00%, due 3/15/08                 Ba1      BB+              3,105
          1,000   ITT Corp., Notes, 6.75%, due 11/15/05                                   Ba1     BBB-              1,035
          2,375   K & F Industries, Inc., Senior Subordinated Notes, 9.25%,
                  due 10/15/07                                                            B3        B               2,476
          2,625   Kansas City Southern Railway Co., Guaranteed Senior Notes, 7.50%,
                  due 6/15/09                                                             Ba3      BB-              2,717
          1,525   Kansas Gas & Electric Co., Notes, 7.60%, due 12/15/03                   Ba1      BB+              1,548
          1,000   Kaufman & Broad Home Corp., Senior Notes, 7.75%, due 10/15/04           Ba2      BB+              1,035
          2,750   KB Home, Senior Subordinated Notes, 8.63%, due 12/15/08                 Ba3      BB-              2,970
            500   Kennametal, Inc., Senior Notes, 7.20%, due 6/15/12                      Ba1      BBB                532
          1,000   Key Energy Services, Inc., Guaranteed Senior Notes, Ser. C, 8.38%,
                  due 3/1/08                                                              Ba2      BB               1,068
          3,125   L-3 Communications Corp., Guaranteed Senior Subordinated Notes,
                  Ser. B, 8.00%, due 8/1/08                                               Ba3      BB-              3,262
          1,675   L-3 Communications Corp., Senior Subordinated Notes, 8.50%,
                  due 5/15/08                                                             Ba3      BB-              1,744
          3,125   Lamar Media Corp., Guaranteed Senior Subordinated Notes, 8.63%,
                  due 9/15/07                                                                       B               3,266
          2,750   Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due 5/15/05         Ba1      BB+              2,942
          3,250   LIN Television Corp., Guaranteed Senior Subordinated Notes,
                  8.38%, due 3/1/08                                                       B2        B               3,404
          2,000   LNR Property Corp., Senior Subordinated Notes, 10.50%, due 1/15/09      Ba3      B+               2,140
          1,650   Louisiana-Pacific Corp., Senior Notes, 8.50%, due 8/15/05               Ba1      BB-              1,772
          1,075   Louisiana-Pacific Corp., Senior Subordinated Notes, 10.88%,
                  due 11/15/08                                                            Ba2      B+               1,204
            100   Magnum Hunter Resources, Inc., Senior Notes, 9.60%, due 3/15/12         B2       B+                 108
            230   Methanex Corp., Notes, 7.75%, due 8/15/05                               Ba1     BBB-                239
          1,725   MGM Mirage, Inc., Guaranteed Senior Subordinated Notes, 9.75%,
                  due 6/1/07                                                              Ba2      BB+              1,932
          1,000   MGM Mirage, Inc., Guaranteed Senior Notes, 8.50%, due 9/15/10           Ba1     BBB-              1,120

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS HIGH INCOME BOND FUND CONT'D

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $    3,250   Midland Funding II, Debentures, Ser. A, 11.75%, due 7/23/05             Ba3      BB-         $    3,469
          1,000   Millennium America, Inc., Guaranteed Notes, 7.00%, due
                  11/15/06                                                                Ba1      BB+              1,015
            575   Mirage Resorts, Inc., Senior Notes, 7.25%, due 10/15/06                 Ba1     BBB-                601
          1,100   Moog, Inc., Senior Subordinated Notes, Ser. B, 10.00%,
                  due 5/1/06                                                                        B               1,100
          1,500   Moore N.A. Finance, Inc., Senior Notes, 7.88%, due 1/15/11              B1       BB-              1,590**####
          4,250   Nextel Communications, Inc., Senior Serial Redeemable
                  Discount Notes, 9.75%, due 10/31/07                                     B3        B               4,399
          1,425   Noram Energy Corp., Debentures, 6.50%, due 2/1/08                       Ba1      BBB              1,525
          1,250   Norampac Inc., Senior Notes, 9.50%, due 2/1/08                          Ba2      BB+              1,313
          1,250   Nortek, Inc., Senior Notes, Ser. B, 9.25%, due 3/15/07                  B1       B+               1,289
          2,375   Nortek, Inc., Senior Notes, Ser. B, 9.13%, due 9/1/07                   B1       B+               2,464
          1,250   Nortel Networks Corp., Guaranteed Notes, 7.40%, due 6/15/06             B3        B               1,219
          1,625   Northwest Pipeline Corp., Debentures, 6.63%, due 12/1/07                B3       B+               1,633
          4,750   NVR, Inc., Guaranteed Senior Notes, 8.00%, due 6/1/05                   Ba1      BB+              5,011
          4,500   Ocean Energy, Inc., Guaranteed Senior Subordinated Notes,
                  Ser. B, 8.38%, due 7/1/08                                               Ba1      BB+              4,731
          2,625   Offshore Logistics, Inc., Guaranteed Senior Notes, Ser. B,
                  7.88%, due 1/15/08                                                      Ba3      BB               2,559
            100   Omnicare, Inc., Senior Subordinated Notes, 8.13%, due 3/15/11           Ba2      BB+                109
          1,000   Oshkosh Truck Corp., Guaranteed Senior Subordinated Notes,
                  8.75%, due 3/1/08                                                       Ba3      BB+              1,040
            400   Overseas Shipholding Group, Inc., Notes, 8.00%, due 12/1/03             Ba1      BB+                406
             50   Owens & Minor, Inc., Senior Subordinated Notes, 8.50%,
                  due 7/15/11                                                             Ba3      BB-                 54
          3,000   Owens-Brockway Glass Container, Inc., Guaranteed Senior Notes,
                  8.88%, due 2/15/09                                                      B1       BB               3,217####
          1,500   Owens-Brockway Glass Container, Inc., Guaranteed Senior
                  Secured Notes, 7.75%, due 5/15/11                                       B1       BB               1,553**###
          1,750   Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%,
                  due 5/15/13                                                             B2       B+               1,811**###
          3,575   Packaging Corp. of America, Guaranteed Senior Subordinated
                  Notes, Ser. B, 9.63%, due 4/1/09                                        Ba2      BB+              3,879
          2,625   Park Place Entertainment Corp., Senior Subordinated Notes,
                  7.88%, due 12/15/05                                                     Ba2      BB+              2,750
             33   Pennzoil-Quaker State Co., Senior Notes, 10.00%, due 11/1/08            Aa2      AAA                 41
          1,000   Phelps Dodge Corp., Notes, 6.38%, due 11/1/04                          Baa3     BBB-              1,026
          1,500   Pierce Leahy Command Co., Senior Notes, 8.13%, due 5/15/08              B2        B               1,568
          1,000   Pilgrim's Pride Corp., Senior Notes, 9.63%, due 9/15/11                 Ba3      BB-                988***
             50   Pioneer Natural Resources Co., Guaranteed Senior Notes,
                  6.50%, due 1/15/08                                                      Ba1      BB+                 54
          1,125   Plains All-American Pipeline L.P., Senior Notes, 7.75%,
                  due 10/15/12                                                            Ba2      BB+              1,226
            500   Polyone Corp., Senior Notes, 10.63%, due 5/15/10                        B2       BB-                500**
          2,125   Potlatch Corp., Guaranteed Senior Subordinated Notes,
                  10.00%, due 7/15/11                                                     Ba1      BB-              2,306
          2,000   Pride International, Inc., Senior Notes, 10.00%, due 6/1/09             Ba2      BB               2,190

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS HIGH INCOME BOND FUND CONT'D

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $    3,125   Pride Petroleum Services, Inc., Senior Notes, 9.38%, due
                  5/1/07                                                                  Ba2      BB          $    3,250
          2,250   PSE&G Energy Holdings, Inc., Notes, 7.75%, due 4/16/07                 Baa3     BBB-              2,357**
          3,025   Qwest Corp., Notes, 7.63%, due 6/9/03                                   Ba3      B-               3,025
          1,875   Radio One, Inc., Senior Subordinated Notes, 8.88%, due 7/1/11           B2       B-               2,062
          1,875   Reliant Energy Resources Corp., Notes, Ser. B, 8.13%,
                  due 7/15/05                                                             Ba1      BBB              2,025
          3,250   Rent-A-Center, Inc., Guaranteed Senior Subordinated Notes,
                  Ser. D, 11.00%, due 8/15/08                                             B1       B+               3,486***
          1,125   Rite Aid Corp., Guaranteed Senior Secured Notes, 12.50%,
                  due 9/15/06                                                                      B-               1,271
          3,250   Royal Caribbean Cruises Ltd., Senior Notes, 8.13%, due 7/28/04          Ba2      BB+              3,315***
          3,250   Ryland Group, Inc., Senior Notes, 8.00%, due 8/15/06                    Ba1      BB+              3,469
          2,125   Salem Communications Holding Corp., Guaranteed Senior
                  Subordinated Notes, Ser. B, 9.00%, due 7/1/11                           B3       B-               2,247
          1,100   Scotts Co., Guaranteed Senior Subordinated Notes, 8.63%,
                  due 1/15/09                                                             B2       B+               1,166
            725   Sequa Corp., Senior Notes, 9.00%, due 8/1/09                            Ba3      BB-                758
          1,000   Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08                    Ba3      BB-              1,033
          2,175   Sinclair Broadcast Group, Inc., Guaranteed Senior
                  Subordinated Notes, 8.00%, due 3/15/12                                  B2        B               2,295
          1,600   Sinclair Broadcast Group, Inc., Guaranteed Senior
                  Subordinated Notes, 8.00%, due 3/15/12                                  B2        B               1,688**
          1,000   Six Flags, Inc., Senior Notes, 8.88%, due 2/1/10                        B2        B               1,000
          1,625   Smithfield Foods, Inc., Senior Subordinated Notes, 7.63%,
                  due 2/15/08                                                             Ba3      BB+              1,592***
          3,625   Southern California Edison Co., Senior Mortgage-Secured
                  Bonds, 8.00%, due 2/15/07                                               Ba2      BB               3,951**
          2,375   Southern Natural Gas Co., Notes, 6.13%, due 9/15/08                     B1       B+               2,292
          1,625   Speedway Motorsports, Inc., Guaranteed Senior Subordinated
                  Notes, Ser. D, 8.50%, due 8/15/07                                       Ba2      B+               1,688
          1,500   Steinway Musical Instruments, Inc., Guaranteed Senior Notes,
                  8.75%, due 4/15/11                                                      Ba3      BB-              1,470
          2,250   Stena AB, Senior Notes, 8.75%, due 6/15/07                              Ba3      BB-              2,320
          3,250   Stone Container Corp., Senior Notes, 9.75%, due 2/1/11                  B2        B               3,648
            750   Stone Container Finance, Guaranteed Senior Notes, 11.50%,
                  due 8/15/06                                                             B2        B                 803**
            100   Teekay Shipping Corp., Senior Notes, 8.88%, due 7/15/11                 Ba2      BB-                109
          2,500   Tekni-Plex, Inc., Guaranteed Senior Subordinated Notes,
                  Ser. B, 12.75%, due 6/15/10                                             B3       B-               2,444
          3,250   Tembec Industries, Inc., Guaranteed Senior Notes, 8.63%,
                  due 6/30/09                                                             Ba1      BB+              3,380***
            825   Tenet Healthcare Corp., Senior Notes, 5.38%, due 11/15/06              Baa3     BBB-                796
          2,000   Toll Corp., Guaranteed Senior Subordinated Notes, 8.13%,
                  due 2/1/09                                                              Ba2      BB+              2,105
          1,350   Transcontinental Gas Pipe Line Corp., Notes, 6.13%,
                  due 1/15/05                                                             B3       B+               1,370
          3,025   Transcontinental Gas Pipe Line Corp., Notes, 6.25%,
                  due 1/15/08                                                             B3       B+               3,040
          1,625   Triad Hospitals, Inc., Guaranteed Senior Notes, Ser. B,
                  8.75%, due 5/1/09                                                       B1       B-               1,767

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS HIGH INCOME BOND FUND CONT'D

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $      750   Tuboscope, Inc., Guaranteed Senior Notes, 7.50%, due 2/15/08           Baa2     BBB+         $      829
          3,325   TXU Corp., Senior Notes, Ser. J, 6.38%, due 6/15/06                     Ba1     BBB-              3,541
          3,525   Tyco International Group S.A., Guaranteed Notes, 6.38%,
                  due 6/15/05                                                             Ba2     BBB-              3,560***
          1,000   Tyco International Group S.A., Guaranteed Notes, 5.80%,
                  due 8/1/06                                                              Ba2     BBB-                985
          3,125   U.S. West Communications, Inc., Notes, 7.20%, due 11/1/04               Ba3      B-               3,156
          1,375   United Rentals, Inc., Guaranteed Senior Notes, Ser. B,
                  10.75%, due 4/15/08                                                     B1       BB-              1,485
          1,250   United Rentals, Inc., Guaranteed Senior Subordinated Notes,
                  Ser. B, 8.80%, due 8/15/08                                              B2       B+               1,175
          2,000   Universal City Development, Senior Notes, 11.75%, due 4/1/10            B2       B-               2,155**
            500   Vintage Petroleum, Inc., Senior Subordinated Notes, 9.75%,
                  due 6/30/09                                                             B1        B                 535
            250   Waste Management, Inc., Senior Notes, 6.50%, due 11/15/08              Baa3     BBB                 280
          1,000   Western Oil Sands, Inc., Senior Secured Notes, 8.38%,
                  due 5/1/12                                                              Ba2      BB+              1,070
          1,000   Wolverine Tube, Inc., Senior Notes, 7.38%, due 8/1/08                   B1       BB-                943**
          1,000   World Color Press, Inc., Senior Subordinated Notes, 7.75%,
                  due 2/15/09                                                            Baa2      BBB              1,046
            100   XTO Energy, Inc., Senior Notes, 7.50%, due 4/15/12                      Ba2      BB                 110
                                                                                                               ----------

                  TOTAL CORPORATE DEBT SECURITIES (COST $340,571)                                                 349,156
                                                                                                               ----------

     REPURCHASE AGREEMENTS (3.6%)
     $   13,210   State Street Bank and Trust Co. Repurchase Agreement, 1.27%,
                  due 5/1/03, dated 4/30/03, Maturity Value $13,210,466,
                  Collateralized by $13,280,000 Freddie Mac, Medium-Term
                  Notes, 3.50%, due 2/20/04 (Collateral Value $13,610,313)
                  (COST $13,210)                                                                                   13,210#
                                                                                                               ----------

     CONVERTIBLE BONDS (3.0%)
          1,000   CommScope, Inc., Subordinated Notes, 4.00%, due 12/15/06                Ba3      B+                 872
          1,250   Fairchild Semiconductor Corp., Senior Subordinated Notes,
                  5.00%, due 11/1/08                                                                B               1,176
          1,250   Kerr-McGee Corp., Subordinated Debentures, 5.25%, due 2/15/10          Baa3     BBB-              1,334
          1,000   Key Energy Services, Inc., Subordinated Notes, 5.00%, due
                  9/15/04                                                                 Ba3      BB                 950
            500   Lamar Advertising Co., Notes, 5.25%, due 9/15/06                                  B                 507

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS HIGH INCOME BOND FUND CONT'D

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $    3,025   LifePoint Hospitals, Inc., Subordinated Notes, 4.50%, due
                  6/1/09                                                                  B3        B          $    2,825
          1,175   LSI Logic Corp., Subordinated Notes, 4.00%, due 11/1/06                           B               1,030
          1,000   Omnicare, Inc., Subordinated Debentures, 5.00%, due 12/1/07             Ba3      BB+              1,009
          1,500   Sanmina Corp., Subordinated Notes, 4.25%, due 5/1/04                    B1        B               1,476***
                                                                                                               ----------

                  TOTAL CONVERTIBLE BONDS (COST $10,393)                                                           11,179
                                                                                                               ----------

     SHORT-TERM INVESTMENTS (5.7%)
         20,958   N&B Securities Lending Quality Fund, LLC
                  (COST $20,958)                                                                                   20,958#
                                                                                                               ----------

     NUMBER OF SHARES

     WARRANTS (0.0%)

            500   Dayton Superior Corp.                                                                                --*
            500   Jostens Inc.                                                                                         --*
            625   XM Satellite Radio, Inc.                                                                             --*
                                                                                                               ----------

                  TOTAL WARRANTS (COST $0)                                                                             --
                                                                                                               ----------

                  TOTAL INVESTMENTS (107.4%) (COST $385,132)                                                      394,503##

                  Liabilities, less cash, receivables and other assets [(7.4%)]                                   (27,253)
                                                                                                               ----------

                  TOTAL NET ASSETS (100.0%)                                                                    $  367,250
                                                                                                               ----------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS LIMITED MATURITY BOND FUND

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     U.S. TREASURY SECURITIES (28.1%)
     $    1,535   U.S. Treasury Notes, 3.63%, due 8/31/03                                 TSY      TSY         $    1,547
          6,650   U.S. Treasury Notes, 3.63%, due 3/31/04                                 TSY      TSY              6,800
         17,500   U.S. Treasury Notes, 3.38%, due 4/30/04                                 TSY      TSY             17,884
          8,200   U.S. Treasury Notes, 2.88%, due 6/30/04                                 TSY      TSY              8,359
          7,500   U.S. Treasury Notes, 2.13%, due 8/31/04                                 TSY      TSY              7,587
         12,350   U.S. Treasury Notes, 2.00%, due 11/30/04                                TSY      TSY             12,478
          1,700   U.S. Treasury Notes, 1.75%, due 12/31/04                                TSY      TSY              1,711
         11,660   U.S. Treasury Notes, 1.63%, due 3/31/05                                 TSY      TSY             11,695
          1,000   U.S. Treasury Notes, 4.38%, due 5/15/07                                 TSY      TSY              1,073
          3,170   U.S. Treasury Notes, 3.00%, due 11/15/07                                TSY      TSY              3,213
          3,000   U.S. Treasury Notes, 3.00%, due 2/15/08                                 TSY      TSY              3,031
                                                                                                               ----------
                  TOTAL U.S. TREASURY SECURITIES (COST $75,219)                                                    75,378
                                                                                                               ----------
     U.S. GOVERNMENT AGENCY SECURITIES (9.9%)
         24,560   Federal Home Loan Bank, Notes, 3.25%, due 8/15/05                       AGY      AGY             25,345
          1,150   Freddie Mac, Notes, 4.50%, due 6/15/03                                  AGY      AGY              1,155
                                                                                                               ----------
                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $25,965)                                           26,500
                                                                                                               ----------
     MORTGAGE-BACKED SECURITIES (8.8%)
     FANNIE MAE
          1,100   Commercial Mortgage Pass-Through Certificates, Ser. 2003-16,
                  Class PA, 4.50%, due 11/25/09                                           AGY      AGY              1,139
         15,745   Pass-Through Certificates, 6.50%, due 5/1/13 - 9/1/17                   AGY      AGY             16,688
     FREDDIE MAC
     $       44   ARM Certificates, 3.63%, due 1/1/17                                     AGY      AGY                 45
          1,100   Commercial Mortgage Pass-Through Certificates, Ser. 2592,
                  Class PA, 4.50%, due 12/15/07                                           AGY      AGY              1,137
          1,586   Pass-Through Certificates, 5.00%, due 2/1/07                            AGY      AGY              1,646

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
             84   Pass-Through Certificates, 12.00%, due 5/15/12 - 5/15/14                AGY      AGY                 99
          2,658   Pass-Through Certificates, 7.00%, due 4/15/11 & 6/15/32                 AGY      AGY              2,826
             26   Pass-Through Certificates, 7.50%, due 10/15/09 - 9/15/10                AGY      AGY                 28
                                                                                                               ----------
                  TOTAL MORTGAGE-BACKED SECURITIES (COST $22,851)                                                  23,608
                                                                                                               ----------
     ASSET-BACKED SECURITIES (0.4%)
            260   Daimler Chrysler Auto Trust, Ser. 2000-C, Class A3, 6.82%,
                  due 9/6/04                                                              Aaa      AAA                261
            457   Ford Credit Auto Owner Trust, Ser. 2000-C, Class A4, 7.24%,
                  due 2/15/04                                                             Aaa      AAA                460
            233   Ford Credit Auto Owner Trust, Ser. 2000-E, Class A4, 6.74%,
                  due 6/15/04                                                             Aaa      AAA                235
            121   Nissan Auto Receivables Owner Trust, Ser. 2000-B, Class A3,
                  7.25%, due 4/15/04                                                      Aaa      AAA                121
                                                                                                               ----------
                  TOTAL ASSET-BACKED SECURITIES (COST $1,072)                                                       1,077
                                                                                                               ----------
     CORPORATE DEBT SECURITIES (47.7%)
          1,200   Abitibi-Consolidated, Inc., Bonds, 8.30%, due 8/1/05                    Ba1      BB+              1,297
          2,555   Akzo Nobel, Inc., Guaranteed Notes, 6.00%, due 11/15/03                 A3       A-               2,618**
          2,450   Allstate Corp., Senior Notes, 7.88%, due 5/1/05                         A1       A+               2,728
          1,880   American General Finance Corp., Floating Rate Notes, 1.51%,
                  due 1/9/04                                                              A1       A+               1,881

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS LIMITED MATURITY BOND FUND CONT'D

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $      970   American General Finance Corp., Floating Rate Notes, Ser. G,
                  1.65%, due 12/17/04                                                     A1       A+          $      974
          1,310   AT&T Wireless Services, Inc., Senior Notes, 7.35%,
                  due 3/1/06                                                             Baa2      BBB              1,459
          2,100   Bank One Corp., Notes, 6.50%, due 2/1/06                                Aa3       A               2,336
          2,350   Bear Stearns Co., Inc., Floating Rate Notes, 1.63%,
                  due 12/1/03                                                             A2        A               2,354
          2,120   Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                        A2        A               2,369
          1,300   Boeing Capital Corp., Senior Notes, 5.65%, due 5/15/06                  A3       A+               1,393
            680   Boyd Gaming Corp., Senior Notes, 9.25%, due 10/1/03                     Ba3      BB-                694
          2,700   British Telecom PLC, Notes, 7.88%, due 12/15/05                        Baa1      A-               3,061
          1,000   Capital One Bank, Senior Notes, 8.25%, due 6/15/05                     Baa2     BBB-              1,084
          1,000   Caterpillar Financial Services Corp., Floating Rate Notes,
                  1.51%, due 2/4/04                                                       A2       A+               1,001
          1,200   Caterpillar Financial Services Corp., Medium-Term Notes,
                  7.59%, due 12/10/03                                                     A2       A+               1,245
          2,400   Caterpillar Financial Services Corp., Notes, 6.88%,
                  due 8/1/04                                                              A2       A+               2,553
          1,300   CBS Corp., Guaranteed Senior Notes, 7.15%, due 5/20/05                  A3       A-               1,422
            960   Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07            A2        A               1,095
          1,855   CIT Group, Inc., Notes, 5.50%, due 2/15/04                              A2        A               1,900
          1,300   Comcast Cable Communications, Senior Notes, 6.38%, due 1/30/06         Baa3      BBB              1,409
          1,500   Countrywide Home Loans, Inc., Guaranteed Medium-Term Notes,
                  Ser. J, 5.50%, due 8/1/06                                               A3        A               1,614
          2,100   Countrywide Home Loans, Inc., Medium-Term Notes, Ser. J,
                  5.25%, due 6/15/04                                                      A3        A               2,182
          1,250   Cox Communications, Inc., Notes, 7.75%, due 8/15/06                    Baa2      BBB              1,423
          1,615   Cox Radio, Inc., Notes, 6.25%, due 5/15/03                             Baa3      BBB              1,617
          2,300   Daimler Chrysler N.A. Holdings Corp., Floating Rate Notes,
                  Ser. C, 1.57%, due 8/21/03                                              A3      BBB+              2,299
          1,500   Daimler Chrysler N.A. Holdings Corp., Notes, 6.40%,
                  due 5/15/06                                                             A3      BBB+              1,639
            400   Delhaize America, Inc., Guaranteed Notes, 7.38%, due 4/15/06            Ba1      BB+                414
          1,050   Dole Foods Co., Inc., Notes, 7.00%, due 5/15/03                         B2      BBB-              1,050
          2,400   Dow Chemical Co., Notes, 5.25%, due 5/14/04                             A3       A-               2,476
            660   EOP Operating Limited Partnership, Notes, 6.63%, due 2/15/05           Baa1     BBB+                705
          1,300   Everest Reinsurance Holdings, Inc., Senior Notes, 8.50%,
                  due 3/15/05                                                             A3       A-               1,420
          1,600   Ford Motor Credit Co., Notes, 7.50%, due 6/15/03                        A3       BBB              1,607
          3,500   General Electric Capital Corp., Medium-Term Notes, Ser. A,
                  4.25%, due 1/28/05                                                      Aaa      AAA              3,656
          1,000   General Motors Acceptance Corp., Notes, 5.75%, due 11/10/03             A2       BBB              1,018
          3,170   General Motors Acceptance Corp., Notes, 6.85%, due 6/17/04              A2       BBB              3,303
            800   General Motors Acceptance Corp., Notes, 6.13%, due 9/15/06              A2       BBB                830
          1,040   Halliburton Co., Floating Rate Notes, 1.45%, due 7/16/03               Baa2      BBB              1,035
            815   Hartford Life, Inc., Notes, 6.90%, due 6/15/04                          A2       A-                 860
          2,000   Heller Financial, Inc., Notes, 6.00%, due 3/19/04                       Aaa      AAA              2,079
            340   IBP, Inc., Senior Notes, 6.13%, due 2/1/06                             Baa3      BBB                362

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS LIMITED MATURITY BOND FUND CONT'D

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $    2,120   International Lease Finance Corp., Medium-Term Notes,
                  Ser. M, 5.50%, due 6/7/04                                               A1       AA-         $    2,204
          1,325   International Paper Co., Notes, 8.13%, due 7/8/05                      Baa2      BBB              1,484
          1,070   ITT Corp., Notes, 6.75%, due 11/15/05                                   Ba1     BBB-              1,107
          1,400   Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%,
                  due 5/15/05                                                             Ba1      BB+              1,498
            635   Lehman Brothers Holdings, Inc., Floating Rate Notes, Ser. G,
                  1.68%, due 7/6/04                                                       A2        A                 637
          3,025   Lehman Brothers Holdings, Inc., Medium-Term Notes, Ser. E,
                  7.00%, due 5/15/03                                                      A2        A               3,030
          2,100   Masco Corp., Notes, 6.13%, due 9/15/03                                 Baa1     BBB+              2,132
          1,200   Merrill Lynch & Co., Inc., Floating Rate Medium-Term Notes,
                  Ser. B, 1.60%, due 2/3/05                                               Aa3      A+               1,201
            400   Methanex Corp., Notes, 7.75%, due 8/15/05                               Ba1     BBB-                415
          2,200   Morgan Stanley Dean Witter & Co., Notes, 5.63%, due 1/20/04             Aa3      A+               2,266
          2,600   National Rural Utilities Cooperative Finance Corp.,
                  Collateral Trust, 6.00%, due 5/15/06                                    A1       A+               2,855
          2,450   Nationwide Mutual Insurance Co., Notes, 6.50%, due 2/15/04              A2       A-               2,530**
          2,400   Norfolk Southern Corp., Floating Rate Senior Notes, 1.85%,
                  due 7/7/03                                                             Baa1      BBB              2,401
            500   NVR, Inc., Guaranteed Senior Notes, 8.00%, due 6/1/05                   Ba1      BB+                527
          2,600   Pacific Bell, Notes, 6.25%, due 3/1/05                                  A1       AA-              2,803
          2,900   Paine Webber Group, Inc., Notes, 6.45%, due 12/1/03                     Aa2      AA+              2,987
            445   PDVSA Finance Ltd., Notes, 8.75%, due 2/15/04                          Caa1      B-                 443
          1,000   Pepsi Bottling Holdings, Inc., Guaranteed Notes, 5.38%,
                  due 2/17/04                                                             A1        A               1,031**
          1,000   Placer Dome Inc., Notes, 6.91%, due 11/21/05                                    BBB+              1,094
          1,325   Popular, Inc., Medium-Term Notes, Ser. 3, 6.38%, due 9/15/03            A3      BBB+              1,348
          1,200   Powergen US Funding LLC, Notes, 4.50%, due 10/15/04                     A2      BBB+              1,232
            620   Quest Diagnostics, Inc., Senior Notes, 6.75%, due 7/12/06              Baa3     BBB-                685
          1,645   Raytheon Co., Notes, 6.50%, due 7/15/05                                Baa3     BBB-              1,776
          1,340   Reliant Energy Resources Corp., Notes, Ser. B, 8.13%,
                  due 7/15/05                                                             Ba1      BBB              1,447
          2,000   Rockwell International Corp., Notes, 6.63%, due 6/1/05                  A2       A+               2,170
          1,000   Royal Caribbean Cruises Ltd., Senior Notes, 8.13%,
                  due 7/28/04                                                             Ba2      BB+              1,020
          1,500   Sara Lee Corp., Medium-Term Notes, Ser. B, 6.40%,
                  due 6/9/05                                                              A3       A+               1,633
          1,500   SCANA Corp., Floating Rate Notes, 2.33%, due 2/1/04                     A3      BBB+              1,497
            500   Texas Gas Transmission Corp., Notes, 8.63%, due 4/1/04                  B3       B+                 520
          2,100   Textron Financial Corp., Floating Rate Medium-Term Notes,
                  Ser. E, 1.58%, due 6/6/03                                               A3       A-               2,099
          1,340   Tyco International Group S.A., Guaranteed Notes, 6.38%,
                  due 6/15/05                                                             Ba2     BBB-              1,353
          1,675   Tyson Foods, Inc., Notes, 6.63%, due 10/1/04                           Baa3      BBB              1,749
          2,350   Verizon Wireless, Inc., Floating Rate Notes, 1.66%,
                  due 12/17/03                                                            A3       A+               2,348
          1,500   Walt Disney Co., Notes, 4.88%, due 7/2/04                              Baa1     BBB+              1,547
          2,500   Washington Mutual, Inc., Senior Notes, 5.63%,
                  due 1/15/07                                                             A3      BBB+              2,729
          1,285   Wells Fargo & Co., Notes, 6.63%, due 7/15/04                            Aa2      A+               1,362

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS LIMITED MATURITY BOND FUND CONT'D

     PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $    2,000   Weyerhaeuser Co., Notes, 5.50%, due 3/15/05                            Baa2      BBB         $    2,101
                                                                                                               ----------
                  TOTAL CORPORATE DEBT SECURITIES (COST $124,123)                                                 127,723
                                                                                                               ----------
     FOREIGN GOVERNMENT SECURITIES (1.9%)
         17,500   Poland Government, Bonds, Ser. 1106, 8.50%, due 11/12/06                          A
                  (COST $4,939)                                                                                     5,091
                                                                                                               ----------

     REPURCHASE AGREEMENTS (2.0%)
          5,440   State Street Bank and Trust Co. Repurchase Agreement, 1.27%,
                  due 5/1/03, dated 4/30/03, Maturity Value $5,440,192,
                  Collateralized by $5,385,000 Freddie Mac, Notes, 3.25%, due
                  11/15/04 (Collateral Value $5,608,251) (COST $5,440)                                              5,440#
                                                                                                               ----------

                  TOTAL INVESTMENTS (98.8%) (COST $259,609)                                                       264,817##

                  Cash, receivables and other assets, less liabilities (1.2%)                                       3,343
                                                                                                               ----------

                  TOTAL NET ASSETS (100.0%)                                                                    $  268,160
                                                                                                               ----------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND

     PRINCIPAL AMOUNT                   SECURITY@                                          RATING@@                 VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     MUNICIPAL NOTES (8.5%)
     $   10,000   Gwinnett Co. (GA) Sch. Dist. Construction Sales Tax Notes,
                  Ser. 2003, 2.00%, due 12/29/03                                         MIG1                  $   10,059
          6,500   Minneapolis (MN) Spec. Sch. Dist. Number 1 Aid Anticipation
                  Cert. of Indebtedness G.O. Notes, Ser. 2003, 1.75%,
                  due 7/28/03                                                                     SP-1+             6,511
          4,500   Oregon St. Full Faith and Credit TANS, Ser. 2002 A, 3.25%,
                  due 5/1/03                                                             MIG1     SP-1+             4,500
         10,000   Texas St. TRANS, Ser. 2002, 2.75%, due 8/29/03                         MIG1     SP-1+            10,044
          2,000   Toledo (OH) City Sch. Dist. BANS, Ser. 2003, 2.00%,
                  due 7/23/03                                                            MIG1                       2,004
          7,000   Wichita (KS) G.O. Renewal & Imp. Temporary Notes, Ser. 207,
                  2.00%, due 8/21/03                                                     MIG1     SP-1+             7,020
                                                                                                               ----------
                                                                                                                   40,138
                                                                                                               ----------
     TAX-EXEMPT SECURITIES-BACKED BY LETTERS OF CREDIT (0.9%)
     FINANCIAL SECURITY ASSURANCE INC.
          3,275   Dallas (TX) Waterworks & Swr. Sys. Ref. & Imp. Rev., Ser.
                  2003, 3.00%, due 10/1/03                                                                          3,301
     STATE STREET BANK AND TRUST COMPANY
          1,000   Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-1, 1.80%,
                  due 6/1/26 Putable 6/1/03                                                       A-1+              1,000
                                                                                                               ----------
                                                                                                                    4,301
                                                                                                               ----------
     TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (1.0%)
     AMERICAN MUNICIPAL BOND ASSURANCE CORP.
          4,460   Colorado River (TX) Muni. Wtr. Dist. Wtr. Sys. Ref. Rev.,
                  Ser. 2003, 3.00%, due 1/1/04                                                                      4,514
                                                                                                               ----------
     TAX-EXEMPT SECURITIES-OTHER (4.9%)
          8,510   Ada & Canyon Cos. (ID) Joint Sch. Dist. Number 2 (Meridian)
                  Sch. G.O., Ser. 2002, 2.50%, due 7/30/03                                                          8,534
          5,460   Indiana Univ. Std. Fee Rev., Ser. 2001 N, 5.00%, due 8/1/03                                       5,514
          5,220   King Co. (WA) Lake Washington Sch. Dist. Number 414
                  Unlimited Tax Ref. G.O., Ser. 2002, 3.00%, due 12/1/03                                            5,277
          3,595   New Castle Co. (DE) G.O., Ser. 2002 A, 3.00%, due 10/1/03                                         3,623
                                                                                                               ----------
                                                                                                                   22,948
                                                                                                               ----------
     TAX-EXEMPT CASH EQUIVALENT SECURITIES (22.5%)
            400   Berkeley Co. (SC) Exempt Fac. Ind. Rev. (Amoco Chemical Co.
                  Proj.), Ser. 1998, 1.40%, VRDN due 4/1/28                              VMIG1    A-1+                400!
          1,800   Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser. 1995, 1.45%,
                  VRDN due 9/1/28                                                        VMIG1    A-1+              1,800!
          5,000   Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser. 1996 A,
                  1.45%, VRDN due 3/1/29                                                 VMIG1    A-1+              5,000!
          8,300   Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser. 1997, 1.45%,
                  VRDN due 4/1/30                                                        VMIG1    A-1+              8,300!
          1,800   Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser. 1998, 1.45%,
                  VRDN due 4/1/31                                                        VMIG1    A-1+              1,800!
            700   Berkeley Co. (SC) Ref. PCR (Amoco Chemical Co. Proj.), Ser.
                  1994, 1.35%, VRDN due 7/1/12                                           VMIG1    A-1+                700!
          2,300   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                  (Shell Martinez Refining Co. Proj.), Ser.1996 B, 1.30%, VRDN
                  due 10/1/31                                                            VMIG1    A-1+              2,300!

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND CONT'D

     PRINCIPAL AMOUNT                    SECURITY@                                         RATING@@                 VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $    2,000   Colorado Hsg. & Fin. Au. Multi-Family Hsg. Ref. Rev.
                  (Huntersridge Proj.), Ser. 1996 E, 1.33%, VRDN
                  due 10/15/16                                                                    A-1+         $    2,000
          1,000   Comm. Dev. Administration (MD) Multi-Family Dev. Ref. Rev.
                  (Avalon Ridge Apts. Proj.), Ser. 1997, 1.30%, VRDN
                  due 6/15/26                                                            VMIG1                      1,000!
            650   Connecticut St. Hlth. & Ed. Fac. Au. Rev. (Yale Univ.
                  Issues), Ser. 2003 X-3, 1.30%, VRDN due 7/1/37                         VMIG1    A-1+                650
          2,850   Dallas/Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Ref.
                  Rev. (United Parcel Svc., Inc.), Ser. 2002, 1.40%, VRDN
                  due 5/1/32                                                             VMIG1    A-1+              2,850!
            200   East Baton Rouge Parish (LA) Ref. PCR (Exxon Proj.), Ser.
                  1989, 1.30%, VRDN due 11/1/19                                           P-1     A-1+                200!
            200   East Baton Rouge Parish (LA) Ref. PCR (Exxon Proj.), Ser.
                  1993, 1.28%, VRDN due 3/1/22                                            P-1     A-1+                200!
          1,000   Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. (Beneva Place
                  Proj.), Ser. 1988 C, 1.28%, VRDN due 8/1/06                            VMIG1                      1,000
          2,360   Florida Hsg. Fin. Agcy. Rev. (Heron Park Proj.), Ser. 1996
                  U, 1.32%, VRDN due 12/1/29                                             VMIG1                      2,360
          2,500   Gibson Co. (IN) Industrial PCR (Toyota Motor Mfg. Ind.
                  Proj.), Ser. 1997, 1.38%, VRDN due 10/1/27                                      A-1+              2,500!
          6,000   Gibson Co. (IN) PCR (Toyota Motor Mfg. Proj.), Ser. 2001,
                  1.38%, VRDN due 2/1/31                                                 VMIG1    A-1+              6,000!
            400   Gulf Coast (TX) IDA Marine Term. Rev. (Amoco Oil Co. Proj.),
                  Ser. 1993, 1.40%, VRDN due 4/1/28                                      VMIG1                        400!
            100   Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (Amoco Oil
                  Co. Proj.), Ser. 1998, 1.40%, VRDN due 1/1/26                          VMIG1    A-1+                100!
            100   Gulf Coast (TX) Waste Disp. Au. PCR (Amoco Oil Co. Proj.),
                  Ser. 1994, 1.40%, VRDN due 6/1/24                                      VMIG1    A-1+                100!
          1,000   Gulf Coast (TX) Waste Disp. Au. Poll. Ctrl. & Solid Waste
                  Disp. Ref. Rev. (Amoco Oil Co. Proj.), Ser. 1996, 1.40%,
                  VRDN due 5/1/24                                                        VMIG1                      1,000!
          1,500   Gulf Coast (TX) Waste Disp. Au. Ref. PCR (Amoco Oil Co.
                  Proj.), Ser. 1992, 1.30%, VRDN due 10/1/17                             VMIG1                      1,500!
          1,000   Gulf Coast (TX) Waste Disp. Au. Solid Waste Disp. Ref. Rev.
                  (Amoco Oil Co. Proj.), Ser. 1994, 1.40%, VRDN due 8/1/23               VMIG1    A-1+              1,000!
          1,400   Hurley (NM) PCR (Kennecott Sante Fe Corp. Proj.), Ser. 1985,
                  1.35%, VRDN due 12/1/15                                                 P-1     A-1+              1,400!
          1,200   Jackson Co. (MS) Port Fac. Ref. Rev. (Chevron U.S.A., Inc.
                  Proj.), Ser. 1993, 1.35%, VRDN due 6/1/23                               P-1                       1,200!
          1,200   Kemmerer (WY) PCR (Exxon Proj.), Ser. 1984, 1.11%, VRDN
                  due 11/1/14                                                             P-1     A-1+              1,200!
            300   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1984 A, 1.11%, VRDN
                  due 11/1/14                                                            VMIG1    A-1+                300!
          1,600   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1985, 1.30%, VRDN
                  due 8/1/15                                                              P-1     A-1+              1,600!
          1,100   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1987 A, 1.40%, VRDN
                  due 7/1/17                                                              P-1     A-1+              1,100!
            200   Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1987 C, 1.40%, VRDN
                  due 7/1/17                                                              P-1     A-1+                200!
            300   Louisville & Jefferson Co. (KY) Reg. Arpt. Au. Spec. Fac.
                  Rev. (UPS Worldwide Forwarding, Inc. Proj.), Ser. 1999 B,
                  1.40%, VRDN due 1/1/29                                                 VMIG1    A-1+                300!

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND CONT'D

     PRINCIPAL AMOUNT                    SECURITY@                                         RATING@@                 VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $    1,600   Louisville & Jefferson Co. (KY) Reg. Arpt. Au. Spec. Fac.
                  Rev. (UPS Worldwide Forwarding, Inc. Proj.), Ser. 1999 C,
                  1.40%, VRDN due 1/1/29                                                          A-1+         $    1,600!
            500   Madison Co. (IL) Env. Imp. Rev. (Shell Wood River Refining
                  Co. Proj.), Ser. 1997, 1.40%, VRDN due 4/1/32                         VMIG1     A-1+                500!
            200   Madison Co. (IL) Env. Imp. Rev. (Shell Wood River Refining
                  Co. Proj.), Ser. 1997 A, 1.40%, VRDN due 3/1/33                       VMIG1     A-1+                200!
         11,700   New York City (NY) Hsg. Dev. Corp. Multi-Family Rental Hsg.
                  Rev. (James Tower Dev.), Ser. 2002 A, 1.32%, VRDN
                  due 6/15/32                                                            P-1      A-1              11,700
          1,500   New York City (NY) Hsg. Dev. Corp. Multi-Family Rental Hsg.
                  Rev. (Parkgate Dev.), Ser. 1998, 1.32%, VRDN due 10/15/28                       A-1+              1,500
          2,200   New York City (NY) Hsg. Dev. Corp. Multi-Family Rental Hsg.
                  Rev. (The Foundry), Ser. 2002 A, 1.38%, VRDN due 8/15/32                        A-1+              2,200
          7,900   New York St. Hsg. Fin. Agcy. Rev. (101 West End Avenue
                  Hsg.), Ser. 1999 A, 1.35%, VRDN due 5/1/31                            VMIG1                       7,900
          1,600   Ohio St. Solid Waste Ref. Rev. (BP Exploration & Oil Inc.
                  Proj. - BP p.l.c.), Ser. 2001, 1.40%, VRDN due 8/1/34                 VMIG1     A-1+              1,600!
          1,100   Ohio St. Solid Waste Ref. Rev. (BP Prod. North America, Inc.
                  Proj. - BP p.l.c.), Ser. 2002, 1.40%, VRDN due 8/1/34                 VMIG1     A-1+              1,100!
          3,400   Pinellas Co. (FL) Hsg. Fin. Au. Multi-Family Hsg. Ref. Rev.
                  (Foxbridge Apts. Proj.), Ser. 1995 A, 1.33%, VRDN
                  due 6/15/25                                                                     A-1+              3,400
          1,700   Port Bellingham (WA) Ind. Dev. Corp. Env. Fac. Ind. Rev. (BP
                  West Coast Prod. LLC Proj.), Ser. 2002, 1.40%, VRDN
                  due 12/1/33                                                           VMIG1     A-1+              1,700!
          3,000   Port of Anacortes (WA) IDC Ref. Rev. (Texaco Proj.), Ser.
                  1985, 1.05%, TECP due 6/15/19                                          P-1      A-1+              3,000!
          6,000   Port of Port Arthur (TX) Dist. Rev., 1.10%, TECP due 5/1/35            P-1                        6,000!
          5,000   Port of Port Arthur (TX) Navigation Dist. Rev. (BASF Corp.
                  Proj.), Ser. 2000 A, 1.15%, TECP due 5/1/35                            P-1                        5,000!
          1,125   Salt Lake Co. (UT) Ref. PCR (Svc. Sta. Holdings, Inc. Proj.-
                  The British Petroleum Co. p.l.c.), Ser. 1994, 1.35%,
                  VRDN due 2/1/08                                                        P-1      A-1+              1,125!
            100   Southwestern (IL) Dev. Au. Solid Waste Disp. Rev. (Shell Oil
                  Co. Wood River Proj.), Ser. 1992, 1.40%, VRDN due 4/1/22              VMIG1     A-1+                100!
          2,200   Stanton Co. (NE) IDR (Nucor Corp. Proj.), Ser. 1996, 1.45%,
                  VRDN due 11/1/26                                                      VMIG1     A-1+              2,200!
            300   Uinta Co. (WY) Ref. PCR (Chevron U.S.A., Inc. Proj.), Ser.
                  1992, 1.40%, VRDN due 12/1/22                                         VMIG1                         300!
            100   Valdez (AK) Marine Term. Ref. Rev. (ExxonMobil Proj.), Ser.
                  2001, 1.30%, VRDN due 1/1/31                                          VMIG1                         100!
          1,400   West Side Calhoun Co. (TX) Nav. Dist. Sewage & Solid Waste
                  Disp. Rev. (BP Chemicals Inc. Proj.), Ser. 1996, 1.40%,
                  VRDN due 4/1/31                                                        P-1                        1,400!
            500   Whiting (IN) Env. Fac. Rev. (Amoco Oil Co. Proj.), Ser.
                  2000, 1.40%, VRDN due 7/1/31                                          VMIG1     A-1+                500!
            400   Whiting (IN) Swr. & Solid Waste Disp. Ref. Rev. (Amoco Oil
                  Co. Proj.), Ser. 1999, 1.40%, VRDN due 1/1/26                         VMIG1     A-1+                400!
          1,885   Will Co. (IL) Exempt Fac. Ref. Rev. (ExxonMobil Oil Corp.
                  Proj.), Ser. 2001, 1.35%, VRDN due 4/1/26                             VMIG1                       1,885!
                                                                                                               ----------
                                                                                                                  105,870
                                                                                                               ----------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND CONT'D

     PRINCIPAL AMOUNT                    SECURITY@                                         RATING@@                 VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY LETTERS OF CREDIT (50.4%)
     ABN AMRO BANK NV
     $    1,000   Clark Co. (NV) IDR (Nevada Cogeneration Assoc. 2 Proj.),
                  Ser. 1992, 1.40%, VRDN due 12/1/22                                    VMIG1     A-1+         $    1,000
            150   Grand Forks (ND) Hlth. Care Fac. Rev. (United Hosp. Oblig.
                  Group Proj.), Ser. 1992, 1.31%, VRDN due 12/1/16                      VMIG1                         150
     BANK OF AMERICA
          1,800   Angelina & Neches Cos. (TX) River Au. IDC Solid Waste Rev.,
                  Ser. 1984 D, 1.37%, VRDN due 5/1/14                                    P-1                        1,800
          1,200   Calhoun Co. (TX) Navigation IDA Port Rev. (Formosa Plastics
                  Corp., Texas Proj.), Ser. 1994, 1.45%, VRDN due 11/1/15               VMIG1                       1,200
          3,425   Clarksville (TN) Pub. Bldg. Au. Rev., Ser. 1997, 1.35%,
                  VRDN due 11/1/27                                                      VMIG1                       3,425
          2,400   Florida Hsg. Fin. Corp. Rev. (The Club at Vero Arpt. Proj.),
                  Ser. 1998 E, 1.31%, VRDN due 6/1/17                                             A-1+              2,400
          1,875   Hillsborough Co. (FL) Hsg. Fin. Au. Multi-Family Hsg. Rev.
                  (Lakewood Shores Apts. Proj.), Ser. 2000 A, 1.42%,
                  VRDN due 4/1/33                                                                 A-1+              1,875
          4,000   King Co. (WA) Hsg. Au. Rev. (Overlake TOD Proj.), Ser. 2000
                  B, 1.45%, VRDN due 1/1/43                                                       A-1+              4,000
            300   Louisiana Pub. Fac. Au. IDR (Kenner Hotel L.P. Proj.), Ser.
                  1985, 1.35%, VRDN due 12/1/15                                          P-1                          300
          2,800   Nashville & Davidson Co. (TN) Metro Gov't. IDB Multi-Family
                  Hsg. Rev., Ser. 1996 A, 1.30%, VRDN due 9/1/06                        VMIG1                       2,800
            800   Port of Portland (OR) Spec. Oblig. Rev. (Horizon Air Ind.,
                  Inc. Proj.), Ser. 1997, 1.28%, VRDN due 6/15/27                                 A-1+                800
     BANK OF NEW YORK
         10,000   New York City (NY) G.O., Sub. Ser. 2002 C-5, 1.30%,
                  VRDN due 8/1/20                                                       VMIG1     A-1+             10,000
     BANK OF NOVA SCOTIA
            200   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2000 M,
                  1.45%, VRDN due 8/1/33                                                VMIG1     A-1                 200
          2,967   Harris Co. (TX) G.O., Ser. D, 1.00%, TECP due 5/12/03                  P-1      A-1+              2,967
          1,760   Harris Co. (TX) G.O., Ser. D, 1.10%, TECP due 5/20/03                  P-1      A-1+              1,760
          4,300   Harris Co. (TX) G.O., Ser. C, 1.10%, TECP due 5/20/03                  P-1      A-1+              4,300(L)
          6,000   New York St. Env. Rev., Ser. 1998 A, 1.05%, TECP due 2/1/18            P-1      A-1+              6,000
          4,230   Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser. A, 1.10%,
                  TECP due 5/21/03                                                       P-1      A-1               4,230
          2,331   Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser. A, 1.15%,
                  TECP due 5/21/03                                                       P-1      A-1               2,331
          2,855   Wisconsin, Ser. A, 1.05%, TECP due 8/15/03                             P-1      A-1               2,855
          2,000   Wisconsin, Ser. B, 1.05%, TECP due 8/15/03                            VMIG1     A-1               2,000
     BANK ONE
          2,000   Colorado Hlth. Fac. Au. Hosp. Rev. (Boulder Comm. Hosp.
                  Proj.), Ser. 2000, 1.50%, VRDN due 10/1/30                            VMIG1     A-1               2,000
          1,100   Emery Co. (UT) Ref. PCR (PacifiCorp Proj.), Ser. 1991,
                  1.40%, VRDN due 7/1/15                                                VMIG1     A-1+              1,100
          1,300   Galveston (TX) Ind. Dev. Corp. Ref. Rev. (Mitchell Interests
                  Proj.), Ser. 1993 A, 1.55%, VRDN due 9/1/13                                     A-1               1,300
          2,000   Lake Charles (LA) Harbor & Rev. Dist. Ref. Rev. (Conoco,
                  Inc. Proj.), Ser. 1999 A, 1.35%, VRDN due 9/1/29                      VMIG1     A-1+              2,000
          4,000   Midlothian (TX) IDC Env. Fac. Rev. (Holnam TX L.P. Proj.),
                  Ser. 1999, 1.37%, VRDN due 9/1/31                                               A-1               4,000

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND CONT'D

     PRINCIPAL AMOUNT                    SECURITY@                                         RATING@@                 VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     BANQUE NATIONALE DE PARIS
     $    2,500   Pinal Co. (AZ) Ind. Dev. Au. Ref. PCR (Magma Copper Co.
                  Proj.), Ser. 1992, 1.35%, VRDN due 12/1/11                            VMIG1     A-1+         $    2,500
     BARCLAYS BANK INT'L., LTD.
            400   Farmington City (NM) PCR (Arizona Pub. Svc. Co. Four Corners
                  Proj.), Ser. 1994 C, 1.40%, VRDN due 9/1/24                           VMIG1     A-1+                400
          9,884   Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling
                  Generating Proj.), Ser. 1990, 1.38%, VRDN due 1/1/14                  VMIG1                       9,884
          1,400   Ohio St. Wtr. Dev. Au. PCR (Ohio Edison Co. Proj.), Ser.
                  1988, 1.30%, VRDN due 9/1/18                                           P-1                        1,400
     BAYERISCHE LANDESBANK GIROZENTRALE
          2,300   Chicago (IL) O'Hare Int'l. Arpt. Rev. (Gen. Arpt. Second
                  Lien), Ser. 1988 A, 1.29%, VRDN due 1/1/18                            VMIG1     A-1+              2,300
            300   Chicago (IL) O'Hare Int'l. Arpt. Rev. (Gen. Arpt. Second
                  Lien), Ser. 1988 B, 1.29%, VRDN due 1/1/18                            VMIG1                         300
          1,000   Denver (CO) City & Co. Arpt. Rev., Ser. 1997 A, 1.15%, TECP
                  due 5/1/03                                                             P-1      A-1+              1,000
          7,548   Gainesville Util. (FL) Rev., Ser. 1983 C, 1.00%, TECP
                  due 7/10/03                                                            P-1      A-1+              7,548
            975   New York St. Job Dev. Au. Spec. Purp. Rev., Ser. 1989 A-1
                  through A-42, 1.30%, VRDN due 3/1/05                                  VMIG1                         975~
     BNP PARIBAS
          1,000   Tulsa Co. (OK) Ind. Au. First Mtge. Rev. (Montereau in
                  Warren Woods Proj.), Ser. 2002 A, 1.35%, VRDN due 7/1/32                        A-1+              1,000
     CHASE MANHATTAN BANK, N.A.
          2,000   Brazoria Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
                  (Brazosport Mem. Hosp.), Ser. 1999, 1.40%,
                  VRDN due 7/1/13                                                       VMIG1                       2,000
          1,455   Douglas Co. (GA) Dev. Au. IDR (Whirlwind Steel Bldg., Inc.
                  Proj.), Ser. 1997, 1.45%, VRDN due 12/1/12                            VMIG1     A-1               1,455
            400   Lawrence Co. (SD) Solid Waste Disp. Rev. (Homestake Mining
                  Co. Proj.), Ser. 1997 A, 1.50%, VRDN due 7/1/32                        P-1                          400
     CITIBANK, N.A.
          1,100   Austin Co. (TX) Ind. Dev. Corp. IDR (Justin Ind., Inc.
                  Proj.), Ser. 1984, 1.35%, VRDN due 12/1/14                             P-1                        1,100
     CREDIT SUISSE
          1,000   King George Co. (VA) IDA Exempt Fac. Rev. (Birchwood Pwr.
                  Partners, L.P. Proj.), Ser. 1995, 1.40%, VRDN due 11/1/25                       A-1+              1,000
          1,000   Texas Capital Hlth. Fac. Dev. Corp. (Island on Lake Travis
                  Ltd. Proj.), Ser. 1986, 1.40%, VRDN due 12/1/16                                 A-1+              1,000
     DEUTSCHE BANK AG
          2,000   Elk Co. (PA) IDA Solid Waste Disp. Rev. (Willamette Ind.,
                  Inc. Proj.), Ser. 1992, 1.38%, VRDN due 8/1/10                                  A-1+              2,000
          1,900   Lincoln Parish (LA) Exempt Fac. Rev. (Willamette Ind., Inc.
                  Proj.), Ser. 1996, 1.38%, VRDN due 4/1/26                                       A-1+              1,900
     FIRST UNION NATIONAL BANK
          1,000   Midlothian (TX) IDC Exempt Fac. Rev. (Texas Ind., Inc.
                  Proj.), Ser. 1999, 1.40%, VRDN due 5/1/29                             VMIG1     A-1+              1,000
          1,495   Philadelphia (PA) Hosp. & Higher Ed. Fac. Au. Rev. (Temple
                  East, Inc.), Ser. 1999 B, 1.30%, VRDN due 6/1/14                                A-1+              1,495
          3,100   Washington Co. (PA) Au. Lease Rev. (Higher Ed. Pooled Equip.
                  Leasing Prog.), Ser. 1985 A, 1.40%, VRDN due 11/1/05                  VMIG1                       3,100
          1,345   Whitfield Co. (GA) Residential Care Fac. Rev. (Royal Oaks
                  Sr. Living Comm.), Ser. 1992, 1.35%, VRDN due 11/1/25                           A-1               1,345

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND CONT'D

     PRINCIPAL AMOUNT                    SECURITY@                                         RATING@@                 VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     FLEET BANK, N.A.
     $    1,400   New Hampshire Hlth. & Ed. Fac. Au. Rev. (St. Anselm
                  College), Ser. 2002, 1.35%, VRDN due 7/1/32                           VMIG1                  $    1,400
     GENERAL ELECTRIC CAPITAL CORP.
          1,000   Delaware Co. (PA) IDA Res. Rec. Fac. Ref. Rev. (Gen. Elec.
                  Cap. Corp.), Ser. 1997 G, 1.28%, VRDN due 12/1/31                      P-1      A-1+              1,000
          4,700   Maine St. Hsg. Au. Multi-Family Rev. (Park Village Apts.
                  Proj.), Ser. 1997, 1.45%, VRDN due 10/28/32                           VMIG1                       4,700
     HARRIS TRUST AND SAVINGS BANK
            200   Illinois Dev. Fin. Au. IDR (Grayhill, Inc. Proj.), Ser. 1995 C,
                  1.50%, VRDN due 2/1/05                                                          A-1+                200
            400   Illinois Dev. Fin. Au. IDR (Overton Gear & Tool Corp.
                  Proj.), Ser. 1994, 1.38%, VRDN due 10/1/08                                      A-1+                400
     KBC BANK
          1,800   Emmaus (PA) Gen. Au. Local Gov't. Rev. (Bond Pool
                  Prog.), Ser. 1989 H, 1.38%, VRDN due 3/1/24                                     A-1               1,800
          1,600   New York City (NY) G.O., Sub. Ser. 1999 A-5, 1.40%,
                  VRDN due 8/1/15                                                       VMIG1     A-1               1,600
     LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
            100   Jay Street (NY) Dev. Corp. Courts Fac. Lease Rev.
                  (New York City - Jay Street Proj.), Ser. 2001 A-2, 1.26%,
                  VRDN due 5/1/20                                                       VMIG1     A-1+                100
            300   New York City (NY) Transitional Fin. Au. Rev. (NYC Rec.),
                  Ser. 2002 Sub. Ser. 1D, 1.30%, VRDN due 11/1/22                       VMIG1                         300
          4,000   North Carolina St. Pub. Imp. G.O., Ser. 2002 F, 1.32%,
                  VRDN due 5/1/21                                                        MIG1     A-1+              4,000
          4,700   Northampton Co. (PA) Higher Ed. Au. College Funding Oblig.
                  Rev. (Lafayette College), Ser. 1998 A, 1.35%,
                  VRDN due 11/1/28                                                                A-1+              4,700
          5,000   Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser. 2001,
                  1.10%, TECP due 5/8/03                                                 P-1      A-1+              5,000
          1,185   Univ. of North Carolina Board of Governors Univ. Hosp. at
                  Chapel Hill Rev., Ser. 2001 A, 1.28%, VRDN due 2/15/31                VMIG1     A-1+              1,185
     LASALLE NATIONAL BANK
          1,900   Elmhurst City, DuPage & Cook Cos. (IL) IDR (Randall
                  Manufactured Prod., Inc. Proj.), Ser. 2002, 1.55%,
                  VRDN due 2/1/27                                                                 A-1+              1,900
     MORGAN GUARANTY TRUST CO.
          2,800   Austin (TX) Arpt. Sys. Prior Lien Rev., Ser. 1995 A, 1.40%,
                  VRDN due 11/15/17                                                      P-1                        2,800
            300   New York City (NY) G.O., Sub. Ser. 1993 A-10, 1.26%,
                  VRDN due 8/1/17                                                       VMIG1     A-1+                300
          1,000   New York City (NY) G.O., Sub. Ser. 1994 A-8, 1.40%,
                  VRDN due 8/1/18                                                       VMIG1     A-1+              1,000
            700   New York City (NY) G.O., Sub. Ser. 1993 B-2, 1.26%,
                  VRDN due 8/15/19                                                      VMIG1                         700
            400   New York City (NY) G.O., Sub. Ser. 1994 E-2, 1.26%,
                  VRDN due 8/1/20                                                       VMIG1     A-1+                400
     NATIONAL WESTMINSTER BANK PLC
            300   Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev. (Grant
                  Town Cogeneration Proj.), Ser. 1990 A, 1.40%,
                  VRDN due 10/1/17                                                      VMIG1     A-1+                300

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND CONT'D

     PRINCIPAL AMOUNT                           SECURITY@                                  RATING@@                 VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $      300   Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev. (Grant
                  Town Cogeneration Proj.), Ser. 1990 D, 1.45%,
                  VRDN due 10/1/17                                                       VMIG1     A-1+        $      300
     NORTHERN TRUST CO.
          3,200   Iowa Higher Ed. Loan Au. Rev. (Private College - St.
                  Ambrose), Ser. 2003, 1.35%, VRDN due 4/1/33                                      A-1+             3,200
            200   St. Joseph Co. (IN) Ed. Fac. Rev. (Univ. of Notre Dame du
                  Lac Proj.), Ser. 2002, 1.30%, VRDN due 3/1/37                          VMIG1                        200^^
     SLM HOLDING CORP.
          2,200   Panhandle-Plains (TX) Higher Ed. Au. Inc. Std. Loan Rev.,
                  Ser. 1991 A, 1.40%, VRDN due 6/1/21                                    VMIG1                      2,200
          1,600   Panhandle-Plains (TX) Higher Ed. Au. Inc. Std. Loan Rev.,
                  Ser. 1995 A, 1.40%, VRDN due 6/1/25                                    VMIG1                      1,600
     SOCIETE GENERALE
          5,700   Chicago (IL) O'Hare Int'l. Arpt. Gen. Arpt. 2nd Lien Rev.,
                  Ser. 1984 A, 1.25%, VRDN due 1/1/15                                    VMIG1     A-1+             5,700
          2,865   Chicago (IL) O'Hare Int'l. Arpt. Gen. Arpt. 2nd Lien Rev.,
                  Ser. 1984 B, 1.25%, VRDN due 1/1/15                                    VMIG1     A-1+             2,865
          1,800   Chicago (IL) O'Hare Int'l. Arpt. Spec. Fac. Rev. (Compagnie
                  Nationale Air France Proj.), Ser. 1990, 1.45%,
                  VRDN due 5/1/18                                                                  A-1+             1,800
          1,700   Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac. Completion
                  Rev. (Los Angeles Int'l. Arpt.), Ser. 1989, 1.34%,
                  VRDN due 12/1/25                                                                 A-1+             1,700
          3,500   Ohio St. Air Quality Dev. Au. Rev. (JMG Funding L.P. Proj.),
                  Ser. 1994 B, 1.50%, VRDN due 4/1/28                                    VMIG1     A-1+             3,500
          2,900   Ohio St. Air Quality Dev. Au. Rev. (JMG Funding L.P. Proj.),
                  Ser. 1995 A, 1.29%, VRDN due 4/1/29                                              A-1+             2,900
          5,000   Riverside-San Bernardino (CA) Hsg. & Fin. Agcy. Lease Rev.
                  Pass-Through Oblig., Ser. 2001 A, 1.45%, VRDN due 7/1/06                         A-1+             5,000
     STATE STREET BANK AND TRUST COMPANY
          3,000   Arizona Ed. Loan Mktg. Corp. Ed. Loan Rev., Ser. 1991 A,
                  1.40%, VRDN due 12/1/20                                                VMIG1                      3,000
         12,000   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Boston Univ.),
                  Ser. 1985 H, 1.24%, VRDN due 12/1/29                                   VMIG1     A-1+            12,000
            700   Rhode Island Std. Loan Au. Prog. Rev., Ser. 1995-1, 1.45%,
                  VRDN due 7/1/19                                                                  A-1+               700
          2,000   Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-3, 1.45%,
                  VRDN due 6/1/26                                                                  A-1+             2,000
     SUNTRUST BANK
            600   DeKalb (GA) Private Hosp. Au. Anticipation Cert. Rev.
                  (Egleston Children's Hosp.), Ser. 1994 A, 1.35%,
                  VRDN due 3/1/24                                                        VMIG1     A-1+               600
            700   Mayfield (KY) IDR (Seaboard Farms of Kentucky, Inc. Proj.),
                  Ser. 1989, 1.50%, VRDN due 8/1/19                                      VMIG1                        700
          3,500   Sarasota (FL) Hosp. Rev. (Sarasota Memorial Hosp.), Ser.
                  1995 C, 1.10%, TECP due 10/1/20                                        VMIG1     A-1+             3,500
     TORONTO DOMINION BANK
          2,500   Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev., Ser.
                  1998 A, 1.35%, VRDN due 1/1/18                                         VMIG1     A-1+             2,500
          5,000   Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser. C, 1.05%,
                  TECP due 6/18/03                                                        P-1      A-1+             5,000
          1,800   Utah St. G.O., Ser. 1999 A, 1.30%, VRDN due 7/1/16                     VMIG1     A-1              1,800

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND CONT'D

     PRINCIPAL AMOUNT                           SECURITY@                                  RATING@@                 VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     UNION BANK OF SWITZERLAND
     $      300   Alaska Ind. Dev. & Export Au. Fac. Rev. (Fairbanks Gold
                  Mining, Inc. Proj.), Ser. 1997, 1.37%, VRDN due 5/1/09                 VMIG1     A-1+        $      300
            400   Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser. 1995 A-2,
                  1.29%, VRDN due 7/1/25                                                 VMIG1     A-1+               400
            760   Pennsylvania Energy Dev. Au. Rev. (B & W Ebensburg Proj.),
                  Ser. 1986, 1.40%, VRDN due 12/1/11                                     VMIG1                        760
     WACHOVIA BANK & TRUST CO.
            500   Fulco (GA) Hosp. Au. Anticipation Cert. Rev. (Shepherd Ctr.,
                  Inc. Proj.), Ser. 1997, 1.35%, VRDN due 9/1/17                                   A-1+               500
          4,300   Jackson-Union Cos. (IL) Reg. Port Dist. Port Fac. Ref. Rev.
                  (Enron Trans. Svc., L.P. Proj.), Ser. 1994, 1.31%,
                  VRDN due 4/1/24                                                        VMIG1     A-1+             4,300
            500   Morgan Co. (UT) Solid Waste Disp. Rev. (Holnam, Inc. Proj.),
                  Ser. 1996, 1.41%, VRDN due 8/1/31                                      VMIG1     A-1+               500
          1,200   South Carolina Jobs Econ. Dev. Au. Hosp. Rev. (Tuomey Reg.
                  Med. Ctr.), Ser. 1995 B, 1.35%, VRDN due 11/1/25                       VMIG1     A-1+             1,200
          2,000   South Carolina Jobs Econ. Dev. Au. Rev. (Florence RHF Hsg.,
                  Inc. Proj.), Ser. 1987 A, 1.50%, VRDN due 11/1/07                       P-1                       2,000
     WELLS FARGO & CO.
            800   New Ulm (MN) Hosp. Ref. Rev. (Hlth. Central Sys. Proj.),
                  Ser. 1985, 1.30%, VRDN due 8/1/14                                                A-1+               800
     WESTDEUTSCHE LANDESBANK GIROZENTRALE
          1,825   Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser. 1995 A-1,
                  1.35%, VRDN due 7/1/25                                                 VMIG1     A-1+             1,825
          5,000   Denver (CO) City & Co. Arpt. Rev., 1.15%, TECP due 5/1/03               P-1      A-1+             5,000(Y)
          2,500   Denver (CO) City & Co. Arpt. Rev., Ser. 2000 A, 1.35%, TECP
                  due 5/1/03                                                              P-1      A-1+             2,500(Y)
          2,000   Nueces Co. (TX) Port of Corpus Christi Au. Marine Term. Rev.
                  (Reynolds Metal Co.), Ser. 1984, 1.30%, VRDN due 9/1/14                          A-1+             2,000
          4,000   Pennsylvania Econ. Dev. Fin. Au. Exempt Fac. Rev. (Reliant
                  Energy Seward, LLC Proj.), Ser. 2001 A, 1.45%,
                  VRDN due 12/1/36                                                       VMIG1                      4,000
          2,300   Southern (CA) Metro. Wtr. Dist. Wtr. Au. Rev., Ser. 2000
                  B-3, 1.35%, VRDN due 7/1/35                                            VMIG1     A-1+             2,300
                                                                                                               ----------
                                                                                                                  236,830
                                                                                                               ----------
     TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY INSURANCE (8.4%)
     AMERICAN MUNICIPAL BOND ASSURANCE CORP.
          1,500   Coastal Bend (TX) Hlth. Fac. Dev. Corp. Rev. (Incarnate Word
                  Hlth. Sys.), Ser. 1998 B, 1.36%, VRDN due 8/15/28                      VMIG1    SP-1+             1,500
          2,600   Indiana Secondary Mkt. for Ed. Loans, Inc. Rev., Ser. 1988 B,
                  1.40%, VRDN due 12/1/13                                                VMIG1     A-1+             2,600
          1,160   Michigan Higher Ed. Std. Loan Au. Ref. Rev., Ser. 1988 XII-B,
                  1.40%, VRDN due 10/1/13                                                VMIG1     A-1              1,160
            100   New York City (NY) G.O., Sub. Ser. 1994 B-7, 1.40%,
                  VRDN due 8/15/18                                                       VMIG1     A-1+               100
          2,000   Pennsylvania St. Higher Ed. Assist. Agcy. Std. Loan Rev.,
                  Ser. 1995 A, 1.40%, VRDN due 12/1/25                                   VMIG1     A-1+             2,000^
          2,000   Utah St. Board of Regents Std. Loan Rev., Ser. 1995 L,
                  1.40%, VRDN due 11/1/25                                                          A-1+             2,000

     FINANCIAL GUARANTY INSURANCE CO.
          3,300   Arizona Hlth. Fac. Au. Rev. (Pooled Loan Prog.), Ser. 1985,
                  1.36%, VRDN due 10/1/15                                                VMIG1     A-1              3,300

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL MONEY FUND CONT'D

     PRINCIPAL AMOUNT                          SECURITY@                                    RATING@@                VALUE++
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $    1,340   Central Bucks (PA) Sch. Dist., Ser. 2000 A, 1.42%,
                  VRDN due 2/1/20                                                        VMIG1                 $    1,340
          4,000   Detroit (MI) Wtr. Supply Sys. Second Lien Ref. Rev., Ser.
                  2001- C, 1.35%, VRDN due 7/1/29                                        VMIG1                      4,000
            680   Eastern Michigan Univ. Gen. Ref. Rev., Ser. 2001,
                  1.40%,  VRDN due 6/1/27                                                          A-1+               680
          9,700   Massachusetts Wtr. Res. Au. Multi-Modal Subordinated Gen.
                  Rev., Ser. 2001 A, 1.30%, VRDN due 8/1/23                                        A-1+             9,700
            700   New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                  Rev., Ser. 1992 C, 1.40%, VRDN due 6/15/22                             VMIG1     A-1+               700
     FINANCIAL SECURITY ASSURANCE INC.
            400   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 J,
                  1.28%, VRDN due 2/1/32                                                 VMIG1     A-1                400
     MUNICIPAL BOND INVESTORS ASSURANCE CORP.
            100   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 U,
                  1.28%, VRDN due 8/1/32                                                 VMIG1     A-1+               100
            600   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
                  1.28%, VRDN due 2/1/33                                                 VMIG1     A-1+               600~~
          1,560   Charlotte (NC) Arpt. Ref. Rev., Ser. 1997 A, 1.40%,
                  VRDN due 7/1/17                                                        VMIG1     A-1              1,560
            330   Clark Co. (NV) Arpt. Sub. Lien Rev., Ser. 1998 B, 1.29%,
                  VRDN due 7/1/28                                                        VMIG1     A-1+               330
            415   Harris Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Texas
                  Children's Hosp. Proj.), Ser. 1999 B-1, 1.35%,
                  VRDN due 10/1/29                                                       VMIG1     A-1+               415
            900   Kentucky Higher Ed. Std. Loan Corp. Rev., Ser. 1996 A,
                  1.40%, VRDN due 6/1/26                                                 VMIG1     A-1+               900
          2,000   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Cap. Asset
                  Prog.), Ser. 1985 B, 1.30%, VRDN due 7/1/10                            VMIG1     A-1+             2,000
          1,000   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Cap. Asset
                  Prog.), Ser. 1985 C, 1.30%, VRDN due 7/1/10                            VMIG1     A-1+             1,000
            200   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Cap. Asset
                  Prog.), Ser. 1985 D, 1.35%, VRDN due 1/1/35                            VMIG1                        200
          2,700   Michigan St. Hsg. Dev. Au. Rental Hsg. Rev., Ser. 2002 C,
                  1.35%, VRDN due 4/1/21                                                           A-1+             2,700(LL)
            100   New York City (NY) G.O., Sub. Ser. 1995 B-3, 1.40%,
                  VRDN due 8/15/04                                                       VMIG1     A-1+               100
                                                                                                               ----------
                                                                                                                   39,385
                                                                                                               ----------

                  TOTAL INVESTMENTS (96.6%)                                                                       453,986

                  Cash, receivables and other assets, less liabilities (3.4%)                                      15,767
                                                                                                               ==========

                  TOTAL NET ASSETS (100.0%)                                                                    $  469,753
                                                                                                               ----------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS MUNICIPAL SECURITIES TRUST

     PRINCIPAL AMOUNT                          SECURITY@                                     RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     TAX-EXEMPT SECURITIES-PRE-REFUNDED BACKED BY U.S. GOVERNMENT SECURITIES (7.3%)
     $    1,000   Clark Co. (NV) Sch. Dist. Imp. G.O., Ser. 1995 A, 5.60%, due
                  6/15/08 P/R 6/15/05                                                     Aaa      AAA         $    1,098
            875   New York City (NY) Transitional Fin. Au. Future Tax Secured
                  Rev., Ser. 2000 B, 6.00%, due 11/15/19 P/R 5/15/10                               AAA              1,048
          1,000   Phoenix (AZ) Civic Imp. Corp. Jr. Lien Wastewater Sys. Rev.,
                  Ser. 2000, 6.00%, due 7/1/12 P/R 7/1/10                                 Aaa      AAA              1,195
                                                                                                               ----------
                                                                                                                    3,341
                                                                                                               ----------

     TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (37.0%)

     AMERICAN MUNICIPAL BOND ASSURANCE CORP.
          1,000   Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996, 6.50%, due
                  1/1/06                                                                  Aaa      AAA              1,123
          1,000   Larimer Co. (CO) Sales & Use Tax Rev., Ser. 2000, 5.75%, due
                  12/15/15                                                                Aaa      AAA              1,155

     FINANCIAL GUARANTY INSURANCE CO.
          1,000   Dade Co. (FL) Wtr. & Swr. Sys. Rev., Ser. 1995, 6.25%, due
                  10/1/06                                                                 Aaa      AAA              1,148
            750   Detroit (MI) Wayne Co. Sch. Dist. Sch. Bldg. & Site Imp.
                  Ref. G.O., Ser. 1998 C, 5.25%, due 5/1/13                               Aaa      AAA                846
          1,000   Grapevine (TX) Combination Tax & Tax Increment Reinvestment
                  Zone Rev., Ser. 2000, 5.63%, due 8/15/15                                Aaa      AAA              1,134
            500   Illinois St. G.O., First Ser. 2000, 5.50%, due 1/1/06                            AAA                550
          1,205   Salinas (CA) Union High Sch. Dist. G.O., Ser. 2003 A, 5.25%,
                  due 10/1/14                                                             Aaa      AAA              1,371
            500   Scottsdale (AZ) Excise Tax Rev., Ser. 1998, 6.00%, due
                  7/1/07                                                                  Aaa      AAA                576
          1,000   Tampa Bay (FL) Wtr. Util. Sys. Rev., Ser. 1998 B, 5.13%, due
                  10/1/09                                                                 Aaa      AAA              1,123

     FINANCIAL SECURITY ASSURANCE INC.
          1,150   Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 4.50%, due
                  8/1/12                                                                  Aaa      AAA              1,245
            800   Will & Kendall Cos. (IL) Plainfield Comm. Cons. Sch. Dist.
                  Number 202 Sch. Bldg. G.O., Ser. 2001, 5.38%, due 1/1/13                         AAA                899

     MUNICIPAL BOND INVESTORS ASSURANCE CORP.
          1,395   Florida Muni. Loan Council Rev., Ser. 2002 C, 5.25%, due
                  11/1/15                                                                          AAA              1,568
            500   Metro. (IL) Pier & Exposition Au. Dedicated St. Sales Tax
                  Rev. (McCormick Place Expansion), Ser. 2002 A, 5.25%, due
                  6/15/08                                                                 Aaa      AAA                565
          1,000   Mississippi Dev. Bank Spec. Oblig. Rev. (Muni. Gas Au.
                  Natural Gas Supply Proj.), Ser. 1998, 5.00%, due 1/1/08                 Aaa      AAA              1,111
           1,100  Orange Co. (CA) Local Trans. Au. Measure M Sales Tax
                  (Limited Tax) Second Sr. Rev., Ser. 1998 A, 5.50%, due
                  2/15/10                                                                 Aaa      AAA              1,258
          1,000   Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/14                      Aaa      AAA              1,114
                                                                                                               ----------
                                                                                                                   16,786
                                                                                                               ----------

     TAX-EXEMPT SECURITIES-OTHER (52.4%)
          1,000   Board of Regents of the Texas A&M Univ. Sys. Perm. Univ.
                  Fund Rev., Ser. 1998, 5.00%, due 7/1/08                                 Aaa      AAA              1,120
          1,000   Columbus (OH) Var. Purp. Ltd. Tax G.O., Ser. 1998-1, 5.00%,
                  due 6/15/08                                                             Aaa      AAA              1,122

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS MUNICIPAL SECURITIES TRUST CONT'D

     PRINCIPAL AMOUNT                         SECURITY@                                      RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     $      400   Denver(CO) City & Co. Sch. Dist. No. 1 Ref. G.O., Ser. 1994
                  A, 6.50%, due 6/1/10                                                    Aa3      AA-         $      483
            500   Florida St. Board of Ed. Cap. Outlay Ref. G.O., Ser. 1998 B,
                  5.25%, due 6/1/09                                                       Aa2      AA+                567
          1,000   Georgia G.O., Ser. 1995 C, 7.25%, due 7/1/04                            Aaa      AAA              1,070
          1,000   Illinois St. Sales Tax Rev., Ser. 1997 Y, 5.25%, due 6/15/10            Aa2      AAA              1,131
          1,000   Indiana St. Office Bldg. Commission Fac. Ref. Rev., Ser.
                  1998 A, 5.13%, due 7/1/14                                               Aa2                       1,096
          1,000   Lake Co. (IL) Forest Preserve Dist. Ref. G.O., Ser. 1997,
                  5.50%, due 2/1/09                                                       Aa1      AAA              1,138
          1,000   Lake Co. (IL) Sch. Dist. No. 109 Deerfield Ref. G.O., Ser.
                  1999 C, 5.00%, due 12/15/14                                             Aa2      AA+              1,111
          1,000   Minnesota St. Var. Purp. G.O., 5.25%, due 8/1/13                        Aaa      AAA              1,114
             65   Mississippi Higher Ed. Assist. Corp. Std. Loan Sub. Rev.,
                  Ser. 1993 C, 6.05%, due 9/1/07                                           A                           66
          1,000   Missouri St. Env. Imp. & Energy Res. Au. Wtr. Ref. PCR
                  (St. Revolving Fund Prog.-Master Trust), Ser. 2001 B, 5.50%, due
                  1/1/11                                                                  Aaa      AAA              1,142
          1,000   Nevada Ref. Ltd. Tax G.O., Ser. 1997 A-2, 6.00%, due 5/15/06            Aa2      AA               1,126
            500   New Jersey Bldg. Au. St. Bldg. Rev., Ser. 1994, 5.00%, due
                  6/15/11                                                                 Aa3      AA                 512
            575   New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 1999
                  A, 5.63%, due 6/15/13                                                   Aa3      AA                 667
          1,000   New York St. Thruway Au. Svc. Contract Rev., Ser. 1997,
                  5.25%, due 4/1/10                                                       A3       AA-              1,116
          1,000   Northside (TX) Independent Sch. Dist. Unlimited Tax Sch.
                  Bldg. G.O., Ser. 1999 A, 6.38%, due 8/15/09                             Aaa      AAA              1,196
            500   Oklahoma City (OK) Ref. G.O., Ser. 1993, 5.55%, due 8/1/11              Aa2      AA                 579
            735   Ramsey Co. (MN) Cap. Imp. Plan G.O., Ser. 2000 A, 5.80%, due
                  2/1/16                                                                  Aaa      AAA                829
          1,000   San Antonio (TX) Elec. & Gas Sys. Ref. Rev., Ser. 1998 A,
                  5.00%, due 2/1/05                                                       Aa1      AA               1,062
          1,000   South Carolina St. Budget & Ctrl. Board St. Fac. Installment
                  Purchase Rev., (Dept. of Pub. Safety Proj.), Ser. 2003,
                  4.50%, due 1/1/11                                                       Aa2      AA+              1,075
            500   South Carolina St. Cap. Imp. G.O., Ser. 2001 B, 5.38%, due
                  4/1/13                                                                  Aa2      AAA                567
          1,000   Texas Pub. Fin. Au. Ref. G.O., Ser. 1998 B, 5.13%, due
                  10/1/09                                                                  A       AA               1,122
          1,000   Texas Wtr. Dev. Board St. Revolving Fund Sr. Lien Rev., Ser.
                  1996 B, 5.25%, due 7/15/13                                                       AAA              1,090
          1,000   Utah St. G.O., Ser. 2002 A, 5.00%, due 7/1/08                           Aaa      AAA              1,124
            500   Wyoming St. Loan & Investment Board Cap. Fac. Ref. Rev.,
                    Ser. 2002, 5.00%, due 10/1/10                                                  AA-                555
                                                                                                               ----------
                                                                                                                   23,780
                                                                                                               ----------

     TAX-EXEMPT CASH EQUIVALENT SECURITIES (0.7%)
            200   Ascension Parish (LA) Rev. (Shell Chemical LP Proj.), Ser.
                  2001, 1.40%, VRDN due 12/1/36                                          VMIG1     A-1                200
            100   Harris Co. (TX) IDC Solid Waste Disp. Rev. (Exxon Proj.),
                  Ser. 1997, 1.40%, VRDN due 4/1/32                                      VMIG1     A-1+               100!
                                                                                                               ----------
                                                                                                                      300
                                                                                                               ----------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS MUNICIPAL SECURITIES TRUST CONT'D

     PRINCIPAL AMOUNT                          SECURITY@                                     RATING                 VALUE+
     (000'S OMITTED)                                                                    MOODY'S    S&P    (000'S OMITTED)
     TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY LETTERS OF CREDIT (0.7%)

     MORGAN GUARANTY TRUST CO.
     $      200   New York City (NY) G.O., Sub Ser. 1993 A-10, 1.26%,
                  VRDN due 8/1/17                                                        VMIG1    A-1+         $      200
            100   New York City (NY) G.O., Sub. Ser. 1993 B-2, 1.26%,
                  VRDN due 8/15/18                                                       VMIG1    A-1+                100
                                                                                                               ----------
                                                                                                                      300
                                                                                                               ----------

     TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY INSURANCE (0.4%)

     MUNICIPAL BOND INVESTORS ASSURANCE CORP.
            200   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
                  1.28%, VRDN due 2/1/33                                                 VMIG1    A-1+                200
                                                                                                               ----------

                  TOTAL INVESTMENTS (98.5%) (COST $42,091)                                                         44,707##

                  Cash, receivables and other assets, less liabilities (1.5%)                                         676
                                                                                                               ==========

                  TOTAL NET ASSETS (100.0%)                                                                    $   45,383
                                                                                                               ----------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

     + Investment securities of the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Neuberger Berman Income Funds (the "Trust") believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

     ++ Investment securities of the Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.

     #    At cost, which approximates market value.

     ## At April 30, 2003, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                         GROSS             GROSS               NET
     (000'S OMITTED)                                                UNREALIZED        UNREALIZED        UNREALIZED
     NEUBERGER BERMAN                                   COST      APPRECIATION      DEPRECIATION      APPRECIATION
     HIGH INCOME BOND FUND                         $ 385,132           $ 9,774             $ 403           $ 9,371
     LIMITED MATURITY BOND FUND                      259,609             5,450               237             5,213
     MUNICIPAL SECURITIES TRUST                       42,091             2,616                 -             2,616

     @ Municipal securities held by Neuberger Berman Municipal Money Fund ("Municipal Money") and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Fund's investment manager to be of comparable quality. Approximately 79% and 46% of the municipal securities held by Municipal Money and Municipal Securities Trust, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.
     @@ Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Fund's investment manager.
     *    Non-income producing security.
     ** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 2003, these securities amounted to $34,745,000 or 9.5% of net assets for Neuberger Berman High Income Bond Fund ("High Income") and $6,179,000 or 2.3% of net assets for Neuberger Berman Limited Maturity Bond Fund.
     !    Security is guaranteed by the corporate obligor.
    (L) Security is subject to a fractional guarantee provided by Bank of Nova Scotia and Lloyds Bank, p.l.c., each backing 50% of the total principal.

See Notes to Financial Statements

NOTES TO SCHEDULE OF INVESTMENTS CONT'D

     (LL) Security is subject to a guarantee provided by Landesbank Hessen-Thueringen Girozentrale, backing 100% of the total principal.
     ^ Security is subject to a fractional guarantee provided by Credit Suisse First Boston, Inc. and American Municipal Bond Assurance Corp., each backing 50% of the total principal.
     ^^ Security is subject to a fractional guarantee provided by Northern Trust Co. and Fifth Third Bank, each backing 50% of the total principal.
     ~ Security is subject to a fractional guarantee provided by Bayerische Landesbank Girozentrale and Chase Manhattan Bank, N.A., each backing 45% and 55%, respectively, of the total principal.
     ~~ Security is subject to a guarantee provided by Lloyds Bank, p.l.c., backing 100% of the total principal.
     (Y) Security is subject to a fractional guarantee provided by Bayerische Landesbank Girozentrale, Westdeutsche Landesbank Girozentrale, and State Street Bank and Trust Company, each backing 33.3% of the total principal.
     ### Security purchased on a when-issued basis. At April 30, 2003, these securities amounted to $6,196,000 for High Income.
     #### Security is segregated as collateral for when-issued purchase commitments.
     *** All or a portion of this security is on loan (see Note A of Notes to Financial Statements). At April 30, 2003, these securities amounted to $19,979,000 for High Income.

See Notes to Financial Statements

                   This page has been left blank intentionally

STATEMENTS OF ASSETS AND LIABILITIES

NEUBERGER BERMAN INCOME FUNDS                                                        CASH         GOVERNMENT
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                         RESERVES         MONEY FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                              $       699,008    $     1,075,625
     Cash                                                                              --                 --
------------------------------------------------------------------------------------------------------------
     Interest receivable                                                              124                  3
     Receivable for securities sold                                                    --                 --
------------------------------------------------------------------------------------------------------------
     Receivable for Fund shares sold                                                  588              7,186
     Prepaid expenses and other assets                                                 13                 14
============================================================================================================
TOTAL ASSETS                                                                      699,733          1,082,828
============================================================================================================
LIABILITIES
     Dividends payable                                                                281                603
     Payable for collateral on securities loaned (Note A)                              --                 --
------------------------------------------------------------------------------------------------------------
     Payable for securities purchased                                                  --                 --
     Payable for Fund shares redeemed                                               1,502                 53
------------------------------------------------------------------------------------------------------------
     Payable to investment manager (Note B)                                           141                200
     Payable to administrator--net (Note B)                                           158                 60
------------------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                              137                 91
============================================================================================================
TOTAL LIABILITIES                                                                   2,219              1,007
============================================================================================================
NET ASSETS AT VALUE                                                       $       697,514    $     1,081,821
============================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                      $       697,515    $     1,081,816
     Undistributed (dividends in excess of) net investment income                      --                 --
------------------------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                            (1)                 5
     Net unrealized appreciation (depreciation) in value of investments                --                 --
============================================================================================================
NET ASSETS AT VALUE                                                       $       697,514    $     1,081,821
============================================================================================================
NET ASSETS
     Investor Class                                                       $       697,514    $     1,081,821
     Trust Class                                                                       --                 --
------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.001 PAR VALUE; UNLIMITED SHARES AUTHORIZED)
     Investor Class                                                               697,514          1,081,816
------------------------------------------------------------------------------------------------------------
     Trust Class                                                                       --                 --
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     Investor Class                                                       $          1.00    $          1.00
     Trust Class                                                                       --                 --
============================================================================================================
*COST OF INVESTMENTS                                                      $       699,008    $     1,075,625
============================================================================================================

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NEUBERGER BERMAN INCOME FUNDS                                                 HIGH INCOME   LIMITED MATURITY
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                        BOND FUND          BOND FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                              $       394,503   $        264,817
     Cash                                                                               4                  2
------------------------------------------------------------------------------------------------------------
     Interest receivable                                                            7,669              2,915
     Receivable for securities sold                                                 4,895                 --
------------------------------------------------------------------------------------------------------------
     Receivable for Fund shares sold                                                4,305              2,316
     Prepaid expenses and other assets                                                  5                  5
============================================================================================================
TOTAL ASSETS                                                                      411,381            270,055
============================================================================================================
LIABILITIES
     Dividends payable                                                                210                 57
     Payable for collateral on securities loaned (Note A)                          20,958                 --
------------------------------------------------------------------------------------------------------------
     Payable for securities purchased                                              22,392                358
     Payable for Fund shares redeemed                                                 335              1,289
------------------------------------------------------------------------------------------------------------
     Payable to investment manager (Note B)                                           129                 54
     Payable to administrator--net (Note B)                                            79                 55
------------------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                               28                 82
============================================================================================================
TOTAL LIABILITIES                                                                  44,131              1,895
============================================================================================================
NET ASSETS AT VALUE                                                       $       367,250   $        268,160
============================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                      $       377,624   $        286,745
     Undistributed (dividends in excess of) net investment income                      24             (1,110)
------------------------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                       (19,769)           (22,688)
     Net unrealized appreciation (depreciation) in value of investments             9,371              5,213
============================================================================================================
NET ASSETS AT VALUE                                                       $       367,250   $        268,160
============================================================================================================
NET ASSETS
     Investor Class                                                       $       367,250   $        224,302
     Trust Class                                                                       --             43,858
------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.001 PAR VALUE; UNLIMITED SHARES AUTHORIZED)
     Investor Class                                                                40,343             23,130
------------------------------------------------------------------------------------------------------------
     Trust Class                                                                       --              4,746
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     Investor Class                                                       $          9.10   $           9.70
     Trust Class                                                                       --               9.24
============================================================================================================
*COST OF INVESTMENTS                                                      $       385,132   $        259,609
============================================================================================================

NEUBERGER BERMAN INCOME FUNDS                                             MUNICIPAL MONEY    MUNICIPAL SECURITIES
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                             FUND                   TRUST
ASSETS
     INVESTMENTS IN SECURITIES, AT VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                              $       453,986    $             44,707
     Cash                                                                             155                      43
-----------------------------------------------------------------------------------------------------------------
     Interest receivable                                                            1,188                     649
     Receivable for securities sold                                                11,920                      --
-----------------------------------------------------------------------------------------------------------------
     Receivable for Fund shares sold                                                2,995                      52
     Prepaid expenses and other assets                                                  5                      --
=================================================================================================================
TOTAL ASSETS                                                                      470,249                  45,451
=================================================================================================================
LIABILITIES
     Dividends payable                                                                228                      14
     Payable for collateral on securities loaned (Note A)                              --                      --
-----------------------------------------------------------------------------------------------------------------
     Payable for securities purchased                                                  --                      --
     Payable for Fund shares redeemed                                                  12                      16
-----------------------------------------------------------------------------------------------------------------
     Payable to investment manager (Note B)                                            99                       9
     Payable to administrator--net (Note B)                                           107                       1
-----------------------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                               50                      28
=================================================================================================================
TOTAL LIABILITIES                                                                     496                      68
=================================================================================================================
NET ASSETS AT VALUE                                                       $       469,753    $             45,383
=================================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                      $       469,759    $             42,711
     Undistributed (dividends in excess of) net investment income                       1                      --
-----------------------------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                            (7)                     56
     Net unrealized appreciation (depreciation) in value of investments                --                   2,616
=================================================================================================================
NET ASSETS AT VALUE                                                       $       469,753    $             45,383
=================================================================================================================
NET ASSETS
     Investor Class                                                       $       469,753    $             45,383
     Trust Class                                                                       --                      --
-----------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.001 PAR VALUE; UNLIMITED SHARES AUTHORIZED)
     Investor Class                                                               469,833                   3,797
-----------------------------------------------------------------------------------------------------------------
     Trust Class                                                                       --                      --
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     Investor Class                                                       $          1.00    $              11.95
     Trust Class                                                                       --                      --
=================================================================================================================
*COST OF INVESTMENTS                                                      $       453,986    $             42,091
=================================================================================================================

STATEMENTS OF OPERATIONS

NEUBERGER BERMAN INCOME FUNDS                                                        CASH         GOVERNMENT
(000'S OMITTED)                                                                  RESERVES         MONEY FUND
INVESTMENT INCOME
Interest income (Note A)                                                  $         5,543    $         7,985
Income from securities loaned--net                                                     --                 --
============================================================================================================
Total income                                                                        5,543              7,985
============================================================================================================

EXPENSES:
Investment management fee (Note B)                                                    922              1,330
Administration fee (Note B):
------------------------------------------------------------------------------------------------------------
       Investor Class                                                               1,037              1,544
       Trust Class                                                                     --                 --
       -----------------------------------------------------------------------------------------------------
Shareholder servicing agent fees:
       Investor Class                                                                 131                 41
       -----------------------------------------------------------------------------------------------------
       Trust Class                                                                     --                 --
Auditing fees                                                                          15                 15
------------------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                97                119
Insurance expense                                                                       9                 13
------------------------------------------------------------------------------------------------------------
Legal fees                                                                             13                 16
Registration and filing fees                                                           27                 80
------------------------------------------------------------------------------------------------------------
Reimbursement of expenses previously assumed by administrator (Note B)                 --                 --
Shareholder reports                                                                    15                 --
------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                            15                 15
Miscellaneous                                                                          --                126
============================================================================================================
Total expenses                                                                      2,281              3,299

Expenses reimbursed by administrator and/or reduced by
   custodian fee expense offset arrangement (Note B)                                   --               (725)
   =========================================================================================================
Total net expenses                                                                  2,281              2,574
============================================================================================================
Net investment income (loss)                                                        3,262              5,411
============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold                                 --                  5
Net realized gain (loss) on foreign currency (Note A)                                  --                 --
------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
       Investment securities (Note A)                                                  --                 --
       -----------------------------------------------------------------------------------------------------
       Foreign currency (Note A)                                                       --                 --
       =====================================================================================================
Net gain (loss) on investments                                                         --                  5
============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $         3,262    $         5,416
============================================================================================================

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

NEUBERGER BERMAN INCOME FUNDS                                                 HIGH INCOME   LIMITED MATURITY
(000'S OMITTED)                                                                 BOND FUND          BOND FUND
INVESTMENT INCOME
Interest income (Note A)                                                  $         8,879    $         5,230
Income from securities loaned--net                                                     11                 --
============================================================================================================
Total income                                                                        8,890              5,230
============================================================================================================

EXPENSES:
Investment management fee (Note B)                                                    553                328
Administration fee (Note B):
------------------------------------------------------------------------------------------------------------
       Investor Class                                                                 311                297
       Trust Class                                                                     --                105
       -----------------------------------------------------------------------------------------------------
Shareholder servicing agent fees:
       Investor Class                                                                  56                 91
       -----------------------------------------------------------------------------------------------------
       Trust Class                                                                     --                 10
Auditing fees                                                                          --                 19
------------------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                44                 73
Insurance expense                                                                      --                  3
------------------------------------------------------------------------------------------------------------
Legal fees                                                                             15                 14
Registration and filing fees                                                           27                 34
------------------------------------------------------------------------------------------------------------
Reimbursement of expenses previously assumed by administrator (Note B)                  2                 --
Shareholder reports                                                                    --                  2
------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                             6                 17
Miscellaneous                                                                          --                 15
============================================================================================================
Total expenses                                                                      1,014              1,008

Expenses reimbursed by administrator and/or reduced by
   custodian fee expense offset arrangement (Note B)                                   --                (68)
   =========================================================================================================
Total net expenses                                                                  1,014                940
============================================================================================================
Net investment income (loss)                                                        7,876              4,290
============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold                               (763)             1,152
Net realized gain (loss) on foreign currency (Note A)                                  --                115
------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
       Investment securities (Note A)                                               8,693                701
       -----------------------------------------------------------------------------------------------------
       Foreign currency (Note A)                                                       --                  4
       =====================================================================================================
Net gain (loss) on investments                                                      7,930              1,972
============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $        15,806    $         6,262
============================================================================================================

NEUBERGER BERMAN INCOME FUNDS                                                   MUNICIPAL          MUNICIPAL
(000'S OMITTED)                                                                MONEY FUND   SECURITIES TRUST
INVESTMENT INCOME
Interest income (Note A)                                                  $         3,129   $            833
Income from securities loaned--net                                                     --                 --
============================================================================================================
Total income                                                                        3,129                833
============================================================================================================

EXPENSES:
Investment management fee (Note B)                                                    642                 52
Administration fee (Note B):
------------------------------------------------------------------------------------------------------------
       Investor Class                                                                 696                 56
       Trust Class                                                                     --                 --
       -----------------------------------------------------------------------------------------------------
Shareholder servicing agent fees:
       Investor Class                                                                  13                 15
       -----------------------------------------------------------------------------------------------------
       Trust Class                                                                     --                 --
Auditing fees                                                                          15                 18
------------------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                98                 20
Insurance expense                                                                       4                 --
------------------------------------------------------------------------------------------------------------
Legal fees                                                                             13                 14
Registration and filing fees                                                           29                 15
------------------------------------------------------------------------------------------------------------
Reimbursement of expenses previously assumed by administrator (Note B)                 --                 --
Shareholder reports                                                                    --                 --
------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                            14                 14
Miscellaneous                                                                          23                  1
============================================================================================================
Total expenses                                                                      1,547                205

Expenses reimbursed by administrator and/or reduced by
   custodian fee expense offset arrangement (Note B)                                   (1)               (71)
   =========================================================================================================
Total net expenses                                                                  1,546                134
============================================================================================================
Net investment income (loss)                                                        1,583                699
============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold                                 --                 56
Net realized gain (loss) on foreign currency (Note A)                                  --                 --
------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
       Investment securities (Note A)                                                  --                690
       -----------------------------------------------------------------------------------------------------
       Foreign currency (Note A)                                                       --                 --
       =====================================================================================================
Net gain (loss) on investments                                                         --                746
============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $         1,583   $          1,445
============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     CASH RESERVES
                                                                                          ----------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                                  SIX MONTHS
                                                                                                    ENDED               YEAR
                                                                                                APRIL 30,              ENDED
                                                                                                     2003        OCTOBER 31,
(000'S OMITTED)                                                                               (UNAUDITED)               2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                              $         3,262    $        13,552
Net realized gain (loss) on investments                                                                --                 (1)
----------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                                    --                 --
============================================================================================================================
Net increase (decrease) in net assets resulting from operations                                     3,262             13,551
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE E):
NET INVESTMENT INCOME:
Investor Class                                                                                     (3,262)           (13,552)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
NET REALIZED GAIN ON INVESTMENTS:
Investor Class                                                                                         --               (103)
============================================================================================================================
Total distributions to shareholders                                                                (3,262)           (13,655)
============================================================================================================================
FROM FUND SHARE TRANSACTIONS (NOTE E):
PROCEEDS FROM SHARES SOLD:
Investor Class                                                                                    342,065            994,396
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
PROCEEDS FROM REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                                        967              8,442
----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                                            --                 --
Premier Shares                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                                          --                 --
Group Retirement Plan Shares                                                                           --                 --
----------------------------------------------------------------------------------------------------------------------------
PAYMENTS FOR SHARES REDEEMED:
Investor Class                                                                                   (487,523)        (1,276,724)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
VALUE OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
============================================================================================================================
Net increase (decrease) from Fund share transactions                                             (144,491)          (273,886)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                            (144,491)          (273,990)

NET ASSETS:
Beginning of period                                                                               842,005          1,115,995
============================================================================================================================
End of period                                                                             $       697,514    $       842,005
============================================================================================================================
Undistributed (distributions in excess of) net investment
  income (loss) at end of period                                                          $            --    $            --
============================================================================================================================

                                                                                                 GOVERNMENT MONEY FUND
                                                                                          ----------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                                  SIX MONTHS
                                                                                                    ENDED               YEAR
                                                                                                APRIL 30,              ENDED
                                                                                                     2003        OCTOBER 31,
(000'S OMITTED)                                                                               (UNAUDITED)               2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                              $         5,411    $        17,332
Net realized gain (loss) on investments                                                                 5                  6
----------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                                    --                 --
============================================================================================================================
Net increase (decrease) in net assets resulting from operations                                     5,416             17,338
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE E):
NET INVESTMENT INCOME:
Investor Class                                                                                     (5,411)           (17,332)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
NET REALIZED GAIN ON INVESTMENTS:
Investor Class                                                                                         (6)                (4)
============================================================================================================================
Total distributions to shareholders                                                                (5,417)           (17,336)
============================================================================================================================
FROM FUND SHARE TRANSACTIONS (NOTE E):
PROCEEDS FROM SHARES SOLD:
Investor Class                                                                                    786,330          1,764,813
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
PROCEEDS FROM REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                                        379              7,488
----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                                            --                 --
Premier Shares                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                                          --                 --
Group Retirement Plan Shares                                                                           --                 --
----------------------------------------------------------------------------------------------------------------------------
PAYMENTS FOR SHARES REDEEMED:
Investor Class                                                                                 (1,050,042)          (999,040)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
VALUE OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
============================================================================================================================
Net increase (decrease) from Fund share transactions                                             (263,333)           773,261
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                            (263,334)           773,263

NET ASSETS:
Beginning of period                                                                             1,345,155            571,892
============================================================================================================================
End of period                                                                             $     1,081,821    $     1,345,155
============================================================================================================================
Undistributed (distributions in excess of) net investment
  income (loss) at end of period                                                          $            --    $            --
============================================================================================================================

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                                                                          HIGH INCOME BOND FUND
                                                                        -----------------------------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                SIX MONTHS
                                                                                  ENDED         TEN MONTHS               YEAR
                                                                              APRIL 30,              ENDED              ENDED
                                                                                   2003        OCTOBER 31,       DECEMBER 31,
(000'S OMITTED)                                                             (UNAUDITED)               2002               2001
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                            $         7,876    $         6,735    $         6,654
Net realized gain (loss) on investments                                            (763)            (3,296)              (655)
-----------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments               8,693                735              1,362
=============================================================================================================================
Net increase (decrease) in net assets resulting from operations                  15,806              4,174              7,361
=============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE E):
NET INVESTMENT INCOME:
Investor Class                                                                   (7,876)            (1,399)                --
Trust Class                                                                          --                 --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                       --             (3,800)            (5,505)
Retail Shares                                                                        --             (1,653)              (816)
-----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                         --                (10)              (348)
NET REALIZED GAIN ON INVESTMENTS:
Investor Class                                                                       --                 --                 --
=============================================================================================================================
Total distributions to shareholders                                              (7,876)            (6,862)            (6,669)
=============================================================================================================================
FROM FUND SHARE TRANSACTIONS (NOTE E):
PROCEEDS FROM SHARES SOLD:
Investor Class                                                                  274,867             31,636                 --
Trust Class                                                                          --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                       --             29,531             32,338
Retail Shares                                                                        --             36,907             20,652
-----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                         --                732              1,851
PROCEEDS FROM REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                    7,012              1,267                 --
-----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                          --                 --                 --
Premier Shares                                                                       --              3,033              4,219
-----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                        --              1,587                782
Group Retirement Plan Shares                                                         --                  9                347
-----------------------------------------------------------------------------------------------------------------------------
PAYMENTS FOR SHARES REDEEMED:
Investor Class                                                                  (71,175)           (14,968)                --
Trust Class                                                                          --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                       --            (63,221)            (4,693)
Retail Shares                                                                        --            (15,350)            (4,627)
-----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                         --             (6,777)              (364)
VALUE OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                       --            140,460                 --
-----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                       --            (67,762)                --
Retail Shares                                                                        --            (46,776)                --
=============================================================================================================================
Net increase (decrease) from Fund share transactions                            210,704             30,308             50,505
=============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                           218,634             27,620             51,197

NET ASSETS:
Beginning of period                                                             148,616            120,996             69,799
=============================================================================================================================
End of period                                                           $       367,250    $       148,616    $       120,996
=============================================================================================================================
Undistributed (distributions in excess of) net investment
  income (loss) at end of period                                        $            24    $          (118)   $            --
=============================================================================================================================

                                                                                               LIMITED MATURITY BOND FUND
                                                                                          ----------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                                  SIX MONTHS
                                                                                                    ENDED               YEAR
                                                                                                APRIL 30,              ENDED
                                                                                                     2003        OCTOBER 31,
(000'S OMITTED)                                                                               (UNAUDITED)               2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                              $         4,290    $        10,838
Net realized gain (loss) on investments                                                             1,267              1,415
----------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                                   705             (3,921)
============================================================================================================================
Net increase (decrease) in net assets resulting from operations                                     6,262              8,332
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE E):
NET INVESTMENT INCOME:
Investor Class                                                                                     (4,296)            (9,622)
Trust Class                                                                                          (800)            (1,853)
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
NET REALIZED GAIN ON INVESTMENTS:
Investor Class                                                                                         --                 --
============================================================================================================================
Total distributions to shareholders                                                                (5,096)           (11,475)
============================================================================================================================
FROM FUND SHARE TRANSACTIONS (NOTE E):
PROCEEDS FROM SHARES SOLD:
Investor Class                                                                                    285,738            255,373
Trust Class                                                                                        21,739             68,740
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
PROCEEDS FROM REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                                      3,924              8,890
----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                                           789              1,811
Premier Shares                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                                          --                 --
Group Retirement Plan Shares                                                                           --                 --
----------------------------------------------------------------------------------------------------------------------------
PAYMENTS FOR SHARES REDEEMED:
Investor Class                                                                                   (286,595)          (246,170)
Trust Class                                                                                       (21,813)           (65,231)
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
VALUE OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
============================================================================================================================
Net increase (decrease) from Fund share transactions                                                3,782             23,413
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                               4,948             20,270

NET ASSETS:
Beginning of period                                                                               263,212            242,942
============================================================================================================================
End of period                                                                             $       268,160    $       263,212
============================================================================================================================
Undistributed (distributions in excess of) net investment
  income (loss) at end of period                                                          $        (1,110)   $          (304)
============================================================================================================================

                                                                                                 MUNICIPAL MONEY FUND
                                                                                          ----------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                                  SIX MONTHS
                                                                                                    ENDED               YEAR
                                                                                                APRIL 30,              ENDED
                                                                                                     2003        OCTOBER 31,
(000'S OMITTED)                                                                               (UNAUDITED)               2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                              $         1,583    $         4,213
Net realized gain (loss) on investments                                                                --                 --
----------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                                    --                 --
============================================================================================================================
Net increase (decrease) in net assets resulting from operations                                     1,583              4,213
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE E):
NET INVESTMENT INCOME:
Investor Class                                                                                     (1,583)            (4,213)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
NET REALIZED GAIN ON INVESTMENTS:
Investor Class                                                                                         --                 --
============================================================================================================================
Total distributions to shareholders                                                                (1,583)            (4,213)
============================================================================================================================
FROM FUND SHARE TRANSACTIONS (NOTE E):
PROCEEDS FROM SHARES SOLD:
Investor Class                                                                                    243,551            557,232
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
PROCEEDS FROM REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                                         49              1,807
----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                                            --                 --
Premier Shares                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                                          --                 --
Group Retirement Plan Shares                                                                           --                 --
----------------------------------------------------------------------------------------------------------------------------
PAYMENTS FOR SHARES REDEEMED:
Investor Class                                                                                   (307,123)          (480,980)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
VALUE OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
============================================================================================================================
Net increase (decrease) from Fund share transactions                                              (63,523)            78,059
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                             (63,523)            78,059

NET ASSETS:
Beginning of period                                                                               533,276            455,217
============================================================================================================================
End of period                                                                             $       469,753    $       533,276
============================================================================================================================
Undistributed (distributions in excess of) net investment
  income (loss) at end of period                                                          $             1    $             1
============================================================================================================================

                                                                                              MUNICIPAL SECURITIES TRUST
                                                                                          ----------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                                  SIX MONTHS
                                                                                                    ENDED               YEAR
                                                                                                APRIL 30,              ENDED
                                                                                                     2003        OCTOBER 31,
(000'S OMITTED)                                                                               (UNAUDITED)               2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                              $           699    $         1,227
Net realized gain (loss) on investments                                                                56                293
----------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                                   690                254
============================================================================================================================
Net increase (decrease) in net assets resulting from operations                                     1,445              1,774
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE E):
NET INVESTMENT INCOME:
Investor Class                                                                                       (699)            (1,227)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
NET REALIZED GAIN ON INVESTMENTS:
Investor Class                                                                                       (200)                --
============================================================================================================================
Total distributions to shareholders                                                                  (899)            (1,227)
============================================================================================================================
FROM FUND SHARE TRANSACTIONS (NOTE E):
PROCEEDS FROM SHARES SOLD:
Investor Class                                                                                     14,390             17,512
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
PROCEEDS FROM REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                                        802              1,070
----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                                            --                 --
Premier Shares                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                                          --                 --
Group Retirement Plan Shares                                                                           --                 --
----------------------------------------------------------------------------------------------------------------------------
PAYMENTS FOR SHARES REDEEMED:
Investor Class                                                                                     (8,241)           (14,044)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
VALUE OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
============================================================================================================================
Net increase (decrease) from Fund share transactions                                                6,951              4,538
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                               7,497              5,085

NET ASSETS:
Beginning of period                                                                                37,886             32,801
============================================================================================================================
End of period                                                                             $        45,383    $        37,886
============================================================================================================================
Undistributed (distributions in excess of) net investment
  income (loss) at end of period                                                          $            --    $            --
============================================================================================================================

                                                                                                    CASH RESERVES
                                                                                          ----------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                                  SIX MONTHS
                                                                                                    ENDED               YEAR
                                                                                                APRIL 30,              ENDED
                                                                                                     2003        OCTOBER 31,
(000'S OMITTED)                                                                               (UNAUDITED)               2002
NUMBER OF FUND SHARES (NOTE E):
SOLD:
Investor Class                                                                                    342,064            994,396
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
ISSUED ON REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                                        967              8,442
----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                                            --                 --
Premier Shares                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                                          --                 --
Group Retirement Plan Shares                                                                           --                 --
----------------------------------------------------------------------------------------------------------------------------
REDEEMED:
Investor Class                                                                                   (487,523)        (1,276,724)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
NUMBER OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
============================================================================================================================
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                                    (144,492)          (273,886)
============================================================================================================================

                                                                                                  GOVERNMENT MONEY FUND
                                                                                          ----------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                                  SIX MONTHS
                                                                                                    ENDED               YEAR
                                                                                                APRIL 30,              ENDED
                                                                                                     2003        OCTOBER 31,
(000'S OMITTED)                                                                               (UNAUDITED)               2002
NUMBER OF FUND SHARES (NOTE E):
SOLD:
Investor Class                                                                                    786,330          1,764,813
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
ISSUED ON REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                                        379              7,488
----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                                            --                 --
Premier Shares                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                                          --                 --
Group Retirement Plan Shares                                                                           --                 --
----------------------------------------------------------------------------------------------------------------------------
REDEEMED:
Investor Class                                                                                 (1,050,042)          (999,040)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
NUMBER OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
============================================================================================================================
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                                    (263,333)           773,261
============================================================================================================================

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                                                                           HIGH INCOME BOND FUND
                                                                        -----------------------------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                SIX MONTHS
                                                                                  ENDED         TEN MONTHS               YEAR
                                                                              APRIL 30,              ENDED              ENDED
                                                                                   2003        OCTOBER 31,       DECEMBER 31,
(000'S OMITTED)                                                             (UNAUDITED)               2002               2001
NUMBER OF FUND SHARES (NOTE E):
SOLD:
Investor Class                                                                   30,636              3,600                 --
Trust Class                                                                          --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                       --              3,335              3,568
Retail Shares                                                                        --              4,087              2,295
-----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                         --                 81                204
ISSUED ON REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                      780                143                 --
-----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                          --                 --                 --
Premier Shares                                                                       --                337                465
-----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                        --                179                 87
Group Retirement Plan Shares                                                         --                  1                 39
-----------------------------------------------------------------------------------------------------------------------------
REDEEMED:
Investor Class                                                                   (7,939)            (1,700)                --
Trust Class                                                                          --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                       --             (7,080)              (520)
Retail Shares                                                                        --             (1,725)              (513)
-----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                         --               (695)               (41)
NUMBER OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                       --             14,822                 --
-----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                       --             (6,879)                --
Retail Shares                                                                        --             (5,075)                --
=============================================================================================================================
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                    23,477              3,431              5,584
=============================================================================================================================

                                                                                              LIMITED MATURITY BOND FUND
                                                                                          ----------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                                  SIX MONTHS
                                                                                                    ENDED               YEAR
                                                                                                APRIL 30,              ENDED
                                                                                                     2003        OCTOBER 31,
(000'S OMITTED)                                                                               (UNAUDITED)               2002
NUMBER OF FUND SHARES (NOTE E):
SOLD:
Investor Class                                                                                     29,555             26,526
Trust Class                                                                                         2,360              7,499
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
ISSUED ON REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                                        405                923
----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                                            85                197
Premier Shares                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                                          --                 --
Group Retirement Plan Shares                                                                           --                 --
----------------------------------------------------------------------------------------------------------------------------
REDEEMED:
Investor Class                                                                                    (29,657)           (25,575)
Trust Class                                                                                        (2,369)            (7,115)
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
NUMBER OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
============================================================================================================================
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                                         379              2,455
============================================================================================================================

                                                                                                  MUNICIPAL MONEY FUND
                                                                                          ----------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                                  SIX MONTHS
                                                                                                    ENDED               YEAR
                                                                                                APRIL 30,              ENDED
                                                                                                     2003        OCTOBER 31,
(000'S OMITTED)                                                                               (UNAUDITED)               2002
NUMBER OF FUND SHARES (NOTE E):
SOLD:
Investor Class                                                                                    243,551            557,232
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
ISSUED ON REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                                         49              1,807
----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                                            --                 --
Premier Shares                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                                          --                 --
Group Retirement Plan Shares                                                                           --                 --
----------------------------------------------------------------------------------------------------------------------------
REDEEMED:
Investor Class                                                                                   (307,123)          (480,980)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
NUMBER OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
============================================================================================================================
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                                     (63,523)            78,059
============================================================================================================================

                                                                                              MUNICIPAL SECURITIES TRUST
                                                                                          ----------------------------------
NEUBERGER BERMAN INCOME FUNDS                                                                  SIX MONTHS
                                                                                                    ENDED               YEAR
                                                                                                APRIL 30,              ENDED
                                                                                                     2003        OCTOBER 31,
(000'S OMITTED)                                                                               (UNAUDITED)               2002
NUMBER OF FUND SHARES (NOTE E):
SOLD:
Investor Class                                                                                      1,216              1,513
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
ISSUED ON REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:
Investor Class                                                                                         67                 92
----------------------------------------------------------------------------------------------------------------------------
Trust Class                                                                                            --                 --
Premier Shares                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Retail Shares                                                                                          --                 --
Group Retirement Plan Shares                                                                           --                 --
----------------------------------------------------------------------------------------------------------------------------
REDEEMED:
Investor Class                                                                                       (697)            (1,216)
Trust Class                                                                                            --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
----------------------------------------------------------------------------------------------------------------------------
Group Retirement Plan Shares                                                                           --                 --
NUMBER OF SHARES ISSUED (REDEEMED) IN CONNECTION WITH REORGANIZATIONS:
Investor Class                                                                                         --                 --
----------------------------------------------------------------------------------------------------------------------------
Premier Shares                                                                                         --                 --
Retail Shares                                                                                          --                 --
============================================================================================================================
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                                         586                389
============================================================================================================================

NOTES TO FINANCIAL STATEMENTS INCOME FUNDS

          NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     1 GENERAL: Neuberger Berman Cash Reserves ("Cash Reserves"), Neuberger Berman Government Money Fund ("Government Money"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), Neuberger Berman Municipal Money Fund ("Municipal Money"), and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") (individually a "Fund", collectively, the "Funds") are separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). All of the Funds offer Investor Class shares and one offers Trust Class shares. The Investor Class of High Income had no operations until September 7, 2002 other than matters relating to its organization and registration of its shares under the 1933 Act. On September 6, 2002 the Lipper High Income Bond Fund ("Lipper High Income") and Neuberger Berman High Yield Bond Fund ("NB High Yield") merged with High Income (see Note
          E). The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

          The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

          It is the policy of Cash Reserves, Government Money, and Municipal Money to maintain a continuous net asset value per share of $1.00; each of these Funds has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

          The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

     3 FOREIGN CURRENCY TRANSLATION: High Income and Limited Maturity may invest in foreign securities denominated in foreign currency. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

     4 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)


          losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

     5 FEDERAL INCOME TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve them from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

     6 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. At October 31, 2002, the capital loss carryforwards for each Fund were as follows:

                              EXPIRING IN:
                                      2003         2004         2005          2006         2007        2008         2009        2010
          CASH RESERVES        $        --  $        --  $       --   $         --  $       --   $       --  $        --  $      842
          HIGH INCOME(1)                --           --       42,133     2,646,308    5,308,350   5,123,202    2,182,233   3,608,017
          LIMITED MATURITY(2)    4,380,183    1,656,586    1,100,286     4,035,877    5,146,514   7,177,986      456,883          --
          MUNICIPAL MONEY               --           --           --            --           --       6,744           --          --

          (1) The capital loss carryforwards shown above for High Income include $42,133, $1,206,076, $4,142,445, $2,021,774, and $923,187
               expiring in 2005, 2006, 2007, 2008, and 2009, respectively, which were acquired on September 6, 2002 in the High Income Merger (See Note E). The use of these losses to offset future gains may be limited in a given year.

          (2) Of the total capital loss carryforwards shown for Limited Maturity, $2,979,971 was acquired on February 9, 2001 in a tax-free reorganization. The use of these losses to offset future gains may be limited in a given year.

          Prior to September 6, 2002, Lipper High Income distributed substantially all of its net investment income monthly and net realized capital gains, if any, annually.

          Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS INCOME FUNDS CONT'D

     7 EXPENSE ALLOCATION: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Each Fund's expenses (other than those specific to each class) are allocated proportionally each day between the classes based upon the relative net assets of each class.

     8 FINANCIAL FUTURES CONTRACTS: High Income, Limited Maturity, and Municipal Securities Trust may each buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time a Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Funds as unrealized gains or losses.

          Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

          For U.S. Federal income tax purposes, the futures transactions undertaken by a Fund may cause that Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, a Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund's taxable income.

          During the six months ended April 30, 2003, High Income, Limited Maturity, and Municipal Securities Trust did not enter into any financial futures contracts.

     9 FORWARD FOREIGN CURRENCY CONTRACTS: High Income and Limited Maturity may each enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by each Fund. Neither Fund has a specific limitation on the percentage of assets which may be committed to these types of contracts, but neither Fund may invest more than 25% of its net assets in foreign

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)


          securities denominated in or indexed to foreign currencies. The Funds could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by each Fund is determined using forward foreign currency exchange rates supplied by an independent pricing service.

     10 SECURITY LENDING: High Income entered into a securities lending agreement with Bear Stearns Securities Corp. ("Bear Stearns") on December 26, 2002. Securities loans involve certain risks in the event Bear Stearns should default or fail financially, including delays or inability to recover the loaned securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom High Income makes security loans. High Income receives cash collateral equal to at least 102% of the current market value of the loaned securities. High Income invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street"). High Income pays a fee to Bear Stearns with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral. High Income also receives payments from Bear Stearns equal to income earned on loaned securities during the time that they are on loan. Income earned on the securities loans is reflected in the Statements of Operations.

     11 REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. Each Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

     12 OTHER: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated pro rata among its respective classes.

          NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:

          Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund (except High Income) pays Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. High Income pays Management a fee for investment management services at the annual rate of 0.48% of the Fund's average daily net assets.

          Lipper & Company, L.L.C. ("Lipper") acted as the investment adviser to Lipper High Income from its inception through September 6, 2002, and was paid a management fee at the annual rate of 0.75% of its average daily net assets.

NOTES TO FINANCIAL STATEMENTS INCOME FUNDS CONT'D

          Each Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund's Investor Class pays Management an administration fee at the annual rate of 0.27% of its average daily net assets and the Trust Class of Limited Maturity pays Management an administration fee at the annual rate of 0.50% of its average daily net assets.

          Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

          ALPS Mutual Funds Services, Inc. served as the administrator to Lipper High Income from April 27, 2002 through September 6, 2002, and was paid an administration fee at the monthly rate of $28,000 allocated on the basis of relative net assets among the three funds comprising The Lipper Funds, Inc. J.P. Morgan Investor Services Co. served as the administrator to Lipper High Income from its inception through April 26, 2002, and was paid an administration fee at the annual rate of 0.20% of the first $200 million of the fund's average daily net assets, 0.10% of the next $200 million, and 0.05% of average daily net assets in excess of $400 million, subject to a minimum annual fee of $70,000.

          Lipper & Company, L.P. served as Lipper High Income Retail Shares' distributor from its inception through September 6, 2002, and was paid a fee at the annual rate of 0.25% of the average daily net assets of the Lipper High Income's Retail Shares for distribution services rendered.

          Lipper & Company, L.P. served as Lipper High Income Group Retirement Plan Shares' shareholder servicing agent from its inception through the class' discontinuation on March 1, 2002 (see Note E), and was paid a fee at the annual rate of 0.25% of the average daily net assets of the Lipper High Income's Group Retirement Plan Shares for shareholder support services rendered.

          Management has undertaken to reimburse operating expenses (including fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                                                                                               REIMBURSEMENT FROM
                                                                                                               MANAGEMENT FOR THE
                                                         EXPENSE                                                 SIX MONTHS ENDED
          CLASS                                        LIMITATION(1)   CONTRACTUAL/VOLUNTARY   EXPIRATION(2)       APRIL 30, 2003
          CASH RESERVES INVESTOR CLASS                    0.65%            Contractual           10/31/06          $       --
          GOVERNMENT MONEY FUND INVESTOR CLASS            0.45%              Voluntary                 --             724,564
          HIGH INCOME BOND FUND INVESTOR CLASS            1.00%            Contractual           10/31/06                  --
          LIMITED MATURITY BOND FUND INVESTOR CLASS       0.70%            Contractual           10/31/06              43,329
          LIMITED MATURITY BOND FUND TRUST CLASS          0.80%            Contractual           10/31/06              25,118
          MUNICIPAL SECURITIES TRUST INVESTOR CLASS       0.65%            Contractual           10/31/06              71,127

          (1) Expense limitation per annum of the respective class' average daily net assets.

          (2) For Government Money, this undertaking is subject to termination by Management without written notice to the Fund.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)


          Through September 6, 2002, Lipper agreed to voluntarily waive fees and reimburse expenses of Lipper High Income to the extent necessary to maintain an annual operating expense ratio to net assets of not more than 1.00% for the Lipper High Income Premier Shares, and 1.25% for the Lipper High Income Retail Shares and Group Retirement Plan Shares.

          The Investor Classes of Cash Reserves, High Income, Limited Maturity and Municipal Securities Trust and the Trust Class of Limited Maturity have agreed to repay Management for their excess Operating Expenses previously reimbursed by Management, so long as their annual Operating Expenses during that period do not exceed their Expense Limitations, and the repayments are made within three years after the year in which Management issued the reimbursement. During the six months ended April 30, 2003, High Income reimbursed Management $1,904 under this agreement. At April 30, 2003, contingent liabilities to Management under the agreement were as follows:

          CASH RESERVES INVESTOR CLASS                                          $       --
          HIGH INCOME BOND FUND INVESTOR CLASS                                          --
          LIMITED MATURITY BOND FUND INVESTOR CLASS                                 80,962
          LIMITED MATURITY BOND FUND TRUST CLASS                                    59,821
          MUNICIPAL SECURITIES TRUST INVESTOR CLASS                                181,063

          Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

          Each class of shares also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each share class.

          Each Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $4, $2, $320, $27, $1,306 and $361 for Cash Reserves, Government Money, High Income, Limited Maturity, Municipal Money, and Municipal Securities Trust, respectively.

          NOTE C--SECURITIES TRANSACTIONS:

          During the six months ended April 30, 2003, there were purchase and sale transactions (excluding short-term securities and foreign currency contracts) as follows:

          (000'S OMITTED)                                                                PURCHASES           SALES
          HIGH INCOME                                                                    $ 379,361       $ 163,589
          LIMITED MATURITY                                                                 192,502         175,798
          MUNICIPAL SECURITIES TRUST                                                         9,904           1,764

          All securities transactions for Cash Reserves, Government Money, and Municipal Money were short-term.

NOTES TO FINANCIAL STATEMENTS INCOME FUNDS CONT'D

          NOTE D--LINE OF CREDIT:

          At April 30, 2003, High Income and Limited Maturity were two participants in a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which each Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. High Income and Limited Maturity had no loans outstanding pursuant to this line of credit at April 30, 2003. During the six months ended April 30, 2003, High Income and Limited Maturity did not utilize this line of credit.

          From February 4, 2002 through September 6, 2002, Lipper High Income had an uncommitted line of credit with Custodial Trust Company to meet temporary cash needs. Prior to February 4, 2002, Lipper High Income had a $20,000,000 line of credit with JPMorgan Chase Bank to meet temporary cash needs. Lipper High Income paid a commitment fee for both lines of credit.

          NOTE E--MERGERS AND REORGANIZATIONS:

          After the close of business on September 6, 2002, High Income acquired all of the assets and assumed all of the liabilities of Lipper High Income, a multi class Maryland corporation which commenced operations on April 1, 1996 as a diversified, open-end management investment company and NB High Yield, another series of the Trust which commenced operations on March 3, 1998 as a diversified, open-end management investment company. The reorganizations were accomplished by a tax-free exchange of 14,821,844 shares of High Income (valued at $131,737,824) for the assets and liabilities of Lipper High Income Bond Fund Premier Shares, the assets and liabilities of Lipper High Income Bond Fund Retail Shares, and the assets and liabilities of NB High Yield. The aggregate net assets of Lipper High Income Bond Fund Premier Shares, Lipper High Income Bond Fund Retail Shares, and NB High Yield immediately before the reorganizations were $61,142,779, $44,672,815, and $25,922,230, respectively, resulting in aggregate net assets of $131,737,824 immediately after the reorganizations.

          The acquisitions were treated as tax-free reorganizations and accordingly, any unrealized appreciation or depreciation on the securities on the date of the acquisitions was treated as non-taxable by Lipper High Income and NB High Yield. As such, High Income's basis in the securities acquired reflected their historical cost basis as of the date of transfer. The net unrealized appreciation (depreciation) as of September 6, 2002, was $904,655 and ($190,463), for Lipper High Income and NB High Yield, respectively. Based upon the relevant factors, the Premier Share class of Lipper High Income was determined to be the accounting survivor following the mergers. As such, the financial results of Lipper High Income and the financial highlights of Lipper High Income Premier Shares prior to the merger date are presented in the

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)


          statements of operations, changes in net assets and financial highlights of High Income. Effective with the mergers, the Retail Share class of Lipper High Income and the Investor Class of NB High Yield ceased to exist and therefore the financial highlights of the Lipper High Income Retail Shares and NB High Yield Investor Class prior to the merger date are no longer presented. Certain prior year financial statement items have been reclassified to conform to the current period presentation.

          Lipper High Income charged a redemption fee of 1% on shares redeemed or exchanged for shares of another fund within 30 days or less of the purchase date. For the period ended October 31, 2002, there were no redemption fees paid to the fund.

          Costs incurred by Lipper High Income in connection with its organization were deferred and amortized on a straight-line basis over a five-year period. As of the merger date, the balance of such expenses had been completely amortized.

          Effective March 1, 2002, Lipper High Income discontinued the Group Retirement Plan shares. Group Retirement Plan shareholders were asked to redeem their shares and purchase either Premier Shares or Retail Shares, as applicable.

          NOTE F--UNAUDITED FINANCIAL INFORMATION:

          The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS CASH RESERVES

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                 SIX MONTHS ENDED
INVESTOR CLASS+                                         APRIL 30,                        YEAR ENDED OCTOBER 31,
                                                 ----------------    --------------------------------------------------------------
                                                             2003          2002         2001         2000         1999         1998
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD                   $   1.0000    $   1.0001   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                       ----------    ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                .0041         .0154        .0440        .0562        .0453        .0499
NET GAINS OR LOSSES ON SECURITIES                              --        (.0000)       .0001           --           --           --
                                                       ----------    ----------   ----------   ----------   ----------   ----------
TOTAL FROM INVESTMENT OPERATIONS                            .0041         .0154        .0441        .0562        .0453        .0499
                                                       ----------    ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                                 (.0041)       (.0154)      (.0440)      (.0562)      (.0453)      (.0499)
FROM NET CAPITAL GAINS                                         --        (.0001)          --           --           --           --
                                                       ----------    ----------   ----------   ----------   ----------   ----------
TOTAL DISTRIBUTIONS                                        (.0041)       (.0155)      (.0440)      (.0562)      (.0453)      (.0499)
                                                       ----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                         $   1.0000    $   1.0000   $   1.0001   $   1.0000   $   1.0000   $   1.0000
                                                       ----------    ----------   ----------   ----------   ----------   ----------
TOTAL RETURN++                                              +0.41%**      +1.56%       +4.49%       +5.76%       +4.63%       +5.10%
RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                $    697.5    $    842.0   $  1,116.0   $  1,324.8   $  1,104.2   $  1,024.6
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                .58%*         .60%         .55%         .60%         .61%         .64%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                   .58%*         .60%         .55%         .60%         .61%         .63%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                       .83%*        1.54%        4.59%        5.61%        4.55%        5.00%

See Notes to Financial Highlights

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

FINANCIAL HIGHLIGHTS GOVERNMENT MONEY FUND

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                               SIX MONTHS ENDED
INVESTOR CLASS+                                       APRIL 30,                          YEAR ENDED OCTOBER 31,
                                               ----------------     ---------------------------------------------------------------
                                                           2003           2002          2001         2000         1999         1998
                                                    (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                 $   1.0000     $   1.0000    $   1.0000   $   1.0000   $   1.0001   $   1.0000
                                                     ----------     ----------    ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                              .0047          .0149         .0423        .0509        .0406        .0459
NET GAINS OR LOSSES ON SECURITIES                         .0000          .0000            --           --           --        .0001
                                                     ----------     ----------    ----------   ----------   ----------   ----------
TOTAL FROM INVESTMENT OPERATIONS                          .0047          .0149         .0423        .0509        .0406        .0460
                                                     ----------     ----------    ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                               (.0047)        (.0149)       (.0423)      (.0509)      (.0406)      (.0459)
FROM NET CAPITAL GAINS                                   (.0000)        (.0000)           --           --       (.0001)          --
                                                     ----------     ----------    ----------   ----------   ----------   ----------
TOTAL DISTRIBUTIONS                                      (.0047)        (.0149)       (.0423)      (.0509)      (.0407)      (.0459)
                                                     ----------     ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                       $   1.0000     $   1.0000    $   1.0000   $   1.0000   $   1.0000   $   1.0001
                                                     ----------     ----------    ----------   ----------   ----------   ----------
TOTAL RETURN++                                            +0.47%**       +1.50%        +4.31%       +5.22%       +4.14%       +4.69%
RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)              $  1,081.8     $  1,345.2    $    571.9   $    303.8   $    653.4   $    367.6

RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#              .45%*          .47%          .59%         .67%         .60%         .64%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                 .45%*!         .47%!       .59%         .67%         .60%         .63%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                     .95%*         1.45%         3.92%        4.99%        4.08%        4.61%

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS HIGH INCOME BOND FUND

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.@

                                                          TEN MONTHS
                                      SIX MONTHS ENDED         ENDED
INVESTOR CLASS^                              APRIL 30,    OCTOBER 31,                    YEAR ENDED DECEMBER 31,
                                      ----------------    -----------      ---------------------------------------------------
                                                  2003          2002(L)       2001       2000       1999       1998       1997
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD           $  8.81        $  9.03      $  8.90    $  9.22    $  9.57    $ 10.11    $ 10.18
                                               -------        -------      -------    -------    -------    -------    -------

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                       .30            .52(Y)       .69        .75        .74        .84        .91
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                   .29           (.21)(Y)      .12       (.33)      (.35)      (.48)       .19
                                               -------        -------      -------    -------    -------    -------    -------
TOTAL FROM INVESTMENT OPERATIONS                   .59            .31          .81        .42        .39        .36       1.10
                                               -------        -------      -------    -------    -------    -------    -------

LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                        (.30)          (.53)        (.68)      (.74)      (.74)      (.86)      (.91)
IN EXCESS OF NET INVESTMENT INCOME                  --             --           --         --         --       (.00)        --
FROM NET CAPITAL GAINS                              --             --           --         --         --       (.04)      (.26)
                                               -------        -------      -------    -------    -------    -------    -------
TOTAL DISTRIBUTIONS                               (.30)          (.53)        (.68)      (.74)      (.74)      (.90)     (1.17)
                                               -------        -------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD                 $  9.10        $  8.81      $  9.03    $  8.90    $  9.22    $  9.57    $ 10.11
                                               -------        -------      -------    -------    -------    -------    -------
TOTAL RETURN++                                   +6.84%**       +3.52%**     +9.27%     +4.81%     +4.20%     +3.61%    +11.22%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD
  (IN MILLIONS)                                $ 367.3        $ 148.6      $  92.8    $  60.3    $  66.2    $  85.7    $  85.2
RATIO OF GROSS EXPENSES TO
  AVERAGE NET ASSETS#                              .88%*         1.00%*       1.00%      1.00%      1.00%      1.00%      1.00%
RATIO OF NET EXPENSES TO
  AVERAGE NET ASSETS                               .88%*+++      1.00%*!      1.00%!     1.00%!     1.00%!     1.00%!     1.00%!
RATIO OF NET INVESTMENT
  INCOME (LOSS)
  TO AVERAGE NET ASSETS                           6.84%*         6.96%*(Y)    7.54%      8.15%      7.72%      8.50%      8.58%
PORTFOLIO TURNOVER RATE                             75%            95%!!        85%        63%       103%       110%       105%

See Notes to Financial Highlights

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

FINANCIAL HIGHLIGHTS LIMITED MATURITY BOND FUND

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.@

                                                SIX MONTHS ENDED
INVESTOR CLASS+                                        APRIL 30,                         YEAR ENDED OCTOBER 31,
                                                ----------------    ------------ --------------------------------------------------
                                                            2003          2002          2001         2000         1999         1998
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD                  $     9.65    $     9.78      $   9.31   $     9.51   $     9.91   $    10.03
                                                      ----------    ----------      --------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                 .16           .43(Y)        .58          .61          .59          .60
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                             .08          (.11)##(Y)     .47         (.20)        (.40)        (.12)
                                                      ----------    ----------      --------   ----------   ----------   ----------
TOTAL FROM INVESTMENT OPERATIONS                             .24           .32          1.05          .41          .19          .48
                                                      ----------    ----------      --------   ----------   ----------   ----------

LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                                  (.19)         (.45)         (.58)        (.58)        (.59)        (.60)
TAX RETURN OF CAPITAL                                         --            --            --         (.03)          --           --
                                                      ----------    ----------      --------   ----------   ----------   ----------
TOTAL DISTRIBUTIONS                                         (.19)         (.45)         (.58)        (.61)        (.59)        (.60)
                                                      ----------    ----------      --------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                        $     9.70    $     9.65      $   9.78   $     9.31   $     9.51   $     9.91
                                                      ----------    ----------      --------   ----------   ----------   ----------
TOTAL RETURN++                                             +2.48%**      +3.42%       +11.62%       +4.47%       +1.98%       +4.92%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)               $    224.3    $    220.3      $  204.8   $    167.9   $    227.0   $    295.2
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#               .70%*         .70%          .70%         .70%         .70%         .71%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS!                 .70%*         .70%          .70%         .70%         .70%         .70%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                     3.29%*        4.44%Y        6.05%        6.43%        5.98%        6.03%
PORTFOLIO TURNOVER RATE                                       69%          140%          147%         105%         102%          44%

                                                 SIX MONTHS ENDED
TRUST CLASS+                                            APRIL 30,                         YEAR ENDED OCTOBER 31,
                                                 ----------------    --------------------------------------------------------------
                                                             2003          2002          2001         2000         1999        1998
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD                   $     9.20    $     9.32      $   8.88   $     9.06   $     9.45  $     9.57
                                                       ----------    ----------      --------   ----------   ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                  .15           .40(Y)        .55          .57          .56         .57
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                              .06          (.10)##(Y)     .44         (.18)        (.39)       (.12)
                                                       ----------    ----------      --------   ----------   ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                              .21           .30           .99          .39          .17         .45
                                                       ----------    ----------      --------   ----------   ----------  ----------

LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                                   (.17)         (.42)         (.55)        (.54)        (.55)       (.57)
IN EXCESS OF NET INVESTMENT INCOME                             --            --            --           --         (.01)         --
TAX RETURN OF CAPITAL                                          --            --            --         (.03)          --          --
                                                       ----------    ----------      --------   ----------   ----------  ----------
TOTAL DISTRIBUTIONS                                          (.17)         (.42)         (.55)        (.57)        (.56)       (.57)
                                                       ----------    ----------      --------   ----------   ----------  ----------
NET ASSET VALUE, END OF PERIOD                         $     9.24    $     9.20      $   9.32   $     8.88   $     9.06  $     9.45
                                                       ----------    ----------      --------   ----------   ----------  ----------
TOTAL RETURN++                                              +2.34%**      +3.35%       +11.41%       +4.50%       +1.86%      +4.79%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                $     43.9    $     42.9      $   38.1   $     26.9   $     41.5  $     60.4
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                .80%*         .80%          .80%         .80%         .81%        .80%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS!                  .80%*         .80%          .80%         .80%         .80%        .80%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                      3.18%*        4.31%(Y)      5.95%        6.34%        5.87%       5.94%
PORTFOLIO TURNOVER RATE                                        69%          140%          147%         105%         102%         44%

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS MUNICIPAL MONEY FUND

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                 SIX MONTHS ENDED
INVESTOR CLASS^                                         APRIL 30,                        YEAR ENDED OCTOBER 31,
                                                 ----------------    --------------------------------------------------------------
                                                             2003          2002         2001         2000         1999         1998
                                                      (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                   $    .9998    $    .9998   $    .9997   $    .9998   $    .9997   $    .9994
                                                       ----------    ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                .0031         .0092        .0269        .0336        .0256        .0288
NET GAINS OR LOSSES ON SECURITIES                              --            --        .0001##         --        .0001        .0003
                                                       ----------    ----------   ----------   ----------   ----------   ----------
TOTAL FROM INVESTMENT OPERATIONS                            .0031         .0092        .0270        .0336        .0257        .0291
                                                       ----------    ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                                 (.0031)       (.0092)      (.0269)      (.0336)      (.0256)      (.0288)
FROM NET CAPITAL GAINS                                         --            --           --       (.0001)          --           --
                                                       ----------    ----------   ----------   ----------   ----------   ----------
TOTAL DISTRIBUTIONS                                        (.0031)       (.0092)      (.0269)      (.0337)      (.0256)      (.0288)
                                                       ----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                         $    .9998    $    .9998   $    .9998   $    .9997   $    .9998   $    .9997
                                                       ----------    ----------   ----------   ----------   ----------   ----------
TOTAL RETURN++                                              +0.31%**      +0.93%       +2.72%       +3.41%       +2.59%       +2.92%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                $    469.8    $    533.3   $    455.2   $    255.5   $    293.8   $    221.5
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                .60%*         .62%         .61%         .68%         .68%         .72%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                   .60%*         .62%         .60%         .67%         .67%         .71%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                       .61%*         .92%        2.60%        3.33%        2.58%        2.88%

See Notes to Financial Highlights

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

FINANCIAL HIGHLIGHTS MUNICIPAL SECURITIES TRUST

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.@

                                                 SIX MONTHS ENDED
INVESTOR CLASS+                                         APRIL 30,                        YEAR ENDED OCTOBER 31,
                                                 ----------------    --------------------------------------------------------------
                                                             2003          2002         2001         2000         1999         1998
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD                   $    11.80    $    11.62   $    11.00   $    10.78   $    11.34   $    11.02
                                                       ----------    ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                  .20           .43          .45          .46          .45          .46
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                              .21           .18          .62          .22         (.56)         .32
                                                       ----------    ----------   ----------   ----------   ----------   ----------
TOTAL FROM INVESTMENT OPERATIONS                              .41           .61         1.07          .68         (.11)         .78
                                                       ----------    ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                                   (.20)         (.43)        (.45)        (.46)        (.45)        (.46)
FROM NET CAPITAL GAINS                                       (.06)           --           --           --           --           --
                                                       ----------    ----------   ----------   ----------   ----------   ----------
TOTAL DISTRIBUTIONS                                          (.26)         (.43)        (.45)        (.46)        (.45)        (.46)
                                                       ----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                         $    11.95    $    11.80   $    11.62   $    11.00   $    10.78   $    11.34
                                                       ----------    ----------   ----------   ----------   ----------   ----------
TOTAL RETURN++                                              +3.52%**      +5.35%       +9.89%       +6.46%       -1.03%       +7.22%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                $     45.4    $     37.9   $     32.8   $     28.7   $     35.0   $     40.1
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                .65%*         .65%         .66%         .66%         .66%         .66%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS!                  .65%*         .65%         .65%         .65%         .65%         .65%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                      3.39%*        3.67%        3.96%        4.22%        4.03%        4.13%
PORTFOLIO TURNOVER RATE                                         4%           17%          26%          37%          17%          24%

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS INCOME FUNDS

+ The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses through February 9, 2001 under the prior master-feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (excluding Cash Reserves and Municipal Money), total return would have been lower if Management had not reimbursed certain expenses.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

## The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Fund shares.

! After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                               SIX MONTHS ENDED
                                                      APRIL 30,                     YEAR ENDED OCTOBER 31,
                                                           2003       2002       2001       2000       1999       1998
GOVERNMENT MONEY FUND INVESTOR CLASS                        .58%       .55%        --         --         --         --
LIMITED MATURITY BOND FUND INVESTOR CLASS                   .74%       .73%       .74%       .76%       .72        .75%
LIMITED MATURITY BOND FUND TRUST CLASS                      .92%       .92%      1.01%      1.26%      1.12       1.22%
MUNICIPAL SECURITIES TRUST INVESTOR CLASS                  1.00%      1.10%      1.07%      1.22%      1.07       1.11%

                          SIX MONTHS ENDED     TEN MONTHS ENDED
                                 APRIL 30,          OCTOBER 31,                   YEAR ENDED DECEMBER 31,
                                      2003                 2002       2001       2000       1999       1998       1997
HIGH INCOME BOND FUND
  INVESTOR CLASS                        --                 1.31%      1.15%      1.18%      1.15%      1.15%      1.16%

+++ After reimbursement of expenses previously paid by Management. Had Management not been reimbursed, the annualized ratios of net expenses to average daily net assets would have been:

                                                                                                          SIX MONTHS
                                                                                                               ENDED
                                                                                                           APRIL 30,
                                                                                                                2003
HIGH INCOME BOND FUND INVESTOR CLASS                                                                            .88%

!! Portfolio turnover excludes purchases and sales of securities by High Yield prior to the merger date (see Note E of Notes to Financial Statements).

*    Annualized.

**   Not annualized.

@ The per share amounts which are shown for the periods ended October 31, 2001 (October 31, 2002 for High Income) and thereafter, have been computed based on the average number of shares outstanding during each fiscal period.

(L) Effective after the close of business on September 6, 2002, Neuberger Berman Management Inc. succeeded Lipper & Company, L.L.C., as the Fund's investment manager.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NOTES TO FINANCIAL HIGHLIGHTS INCOME FUNDS CONT'D

(Y) For fiscal years ended after October 31, 2001, the funds are required by the American Institute of Certified Public Accountants to amortize premiums and discounts on fixed income securities. Accordingly, for the year ended October 31, 2002, the per share amounts and ratios shown decreased or increased as follows:

                                                                                  TEN MONTHS
                                                                                       ENDED
                                                                                 OCTOBER 31,
HIGH INCOME BOND FUND INVESTOR CLASS                                                    2002
NET INVESTMENT INCOME                                                                   (.01)
NET GAINS OR LOSSES ON SECURITIES                                                        .01
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                                    (.19%)

                                                                                  YEAR ENDED
                                                                                 OCTOBER 31,
LIMITED MATURITY BOND FUND INVESTOR CLASS                                               2002
NET INVESTMENT INCOME                                                                   (.02)
NET GAINS OR LOSSES ON SECURITIES                                                        .02
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                                    (.26%)

                                                                                  YEAR ENDED
                                                                                 OCTOBER 31,
LIMITED MATURITY BOND FUND TRUST CLASS                                                  2002
NET INVESTMENT INCOME                                                                   (.02)
NET GAINS OR LOSSES ON SECURITIES                                                        .02
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                                    (.26%)

^ The financial highlights for the periods ended December 31, 2001 and prior are those of the Premier Shares of Lipper High Income, and have been audited by other auditors whose report dated February 25, 2002 expressed an unqualified opinion. The financial highlights for the ten-month period ended October 31, 2002 include the income and expenses attributable to the Lipper High Income Premier Shares for the period from January 1, 2002 through September 6, 2002 and the income and expenses of High Income, thereafter.

DIRECTORY

          INVESTMENT MANAGER, ADMINISTRATOR AND DISTRIBUTOR
          Neuberger Berman Management Inc.
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180
          800.877.9700 or 212.476.8800
          Institutional Services 800.366.6264

          SUB-ADVISER
          Neuberger Berman, LLC
          605 Third Avenue
          New York, NY 10158-3698

          CUSTODIAN AND SHAREHOLDER SERVICING AGENT
          State Street Bank and Trust Company
          225 Franklin Street
          Boston, MA 02110

          FOR INVESTOR CLASS SHAREHOLDERS
          ADDRESS CORRESPONDENCE TO:
          Neuberger Berman Funds
          Boston Service Center
          P.O. Box 8403
          Boston, MA 02266-8403
          800.877.9700 or 212.476.8800

          FOR TRUST CLASS SHAREHOLDERS
          ADDRESS CORRESPONDENCE TO:
          Neuberger Berman Management Inc.
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180
          Attn: Institutional Services
          800.366.6264

          LEGAL COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, NW
          2nd Floor
          Washington, DC 20036-1800

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

INFORMATION ABOUT THE BOARD OF TRUSTEES

                                                                                      NUMBER OF
                                                                                   PORTFOLIOS IN
                                 POSITION AND                                       FUND COMPLEX
                                LENGTH OF TIME                                       OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
 NAME, AGE, AND ADDRESS (1)       SERVED (2)        PRINCIPAL OCCUPATION(S) (3)        TRUSTEE          FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

John Cannon (73)                Trustee since      Consultant. Formerly, Chairman          35        Independent Trustee or
                                1994               and Chief Investment Officer,                     Director of three series of
                                                   CDC Capital Management                            Oppenheimer Funds;
                                                   (registered investment adviser)                   Limited Term New York
                                                   (1993-January 1999); prior                        Municipal Fund, Rochester
                                                   thereto, President and Chief                      Fund Municipals, and
                                                   Executive Officer, AMA                            Oppenheimer Convertible
                                                   Investment Advisors, an affiliate                 Securities Fund since 1992.
                                                   of the American Medical
                                                   Association.

Faith Colish (67)               Trustee since      Counsel, Carter Ledyard &               35        Director, American Bar
                                2000               Milburn LLP (law firm) since                      Retirement Association
                                                   October 2002; Formerly,                           (ABRA) since 1997
                                                   Attorney at Law and President,                    (not-for-profit membership
                                                   Faith Colish, A Professional                      association).
                                                   Corporation, 1980 to 2002.

Walter G. Ehlers (70)           Trustee since      Consultant; Retired President           35
                                2000               and Trustee, Teachers
                                                   Insurance & Annuity (TIAA)
                                                   and College Retirement
                                                   Equities Fund (CREF).

TRUSTEES AND OFFICERS (UNAUDITED) CONT'D

                                                                                      NUMBER OF
                                                                                   PORTFOLIOS IN
                                 POSITION AND                                       FUND COMPLEX
                                LENGTH OF TIME                                       OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
 NAME, AGE, AND ADDRESS (1)       SERVED (2)        PRINCIPAL OCCUPATION(S) (3)        TRUSTEE          FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)             Trustee since      Consultant, C. A. Harvey                35        Member, Individual Investors
                                2000               Associates since June 2001;                       Advisory Committee to the
                                                   Director, AARP, 1978 to                           New York Stock Exchange
                                                   December 2000.                                    Board of Directors, 1998 to
                                                                                                     June 2002; President, Board of
                                                                                                     Associates to The National
                                                                                                     Rehabilitation Hospital's
                                                                                                     Board of Directors since 2002;
                                                                                                     Member, American Savings
                                                                                                     Education Council's Policy
                                                                                                     Board (ASEC), 1998-2000;
                                                                                                     Member, Executive Committee,
                                                                                                     Crime Prevention Coalition of
                                                                                                     America, 1997-2000.

Barry Hirsch (70)               Trustee since      Attorney at Law.  Senior                35
                                1993               Counsel, Loews Corporation
                                                   (diversified financial
                                                   corporation) May 2002 until
                                                   April 2003; prior thereto,
                                                   Senior Vice President,
                                                   Secretary and General
                                                   Counsel, Loews Corporation.

Robert A. Kavesh (75)           Trustee since      Professor of Finance and                35        Director, Delaware Labs,
                                1993               Economics, Stern School of                        (cosmetics) since 1978.
                                                   Business, New York University.

Howard A. Mileaf (66)           Trustee since      Retired. Formerly, Vice                 35        Director, WHX Corporation
                                2000               President and Special Counsel,                    (holding company) since
                                                   WHX Corporation (holding                          August 2002; Director,
                                                   company) 1993-2001.                               Webfinancial Corporation
                                                                                                     (holding company) since
                                                                                                     December 2002; Director,
                                                                                                     State Theatre of New Jersey
                                                                                                     (not-for-profit theater) since
                                                                                                     2000; Formerly, Director,
                                                                                                     Kevlin Corporation
                                                                                                     (manufacturer of
                                                                                                     microwave and
                                                                                                     other products).

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)


                                                                                      NUMBER OF
                                                                                   PORTFOLIOS IN
                                 POSITION AND                                       FUND COMPLEX
                                LENGTH OF TIME                                       OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
 NAME, AGE, AND ADDRESS (1)       SERVED (2)        PRINCIPAL OCCUPATION(S) (3)        TRUSTEE          FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)          Trustee since      Senior Vice President,                  35        Director, 92nd Street Y
                                2000               Burnham Securities Inc. (a                        (non-profit) since 1967;
                                                   registered broker-dealer) since                   Formerly, Director, Cancer
                                                   1991.                                             Treatment Holdings, Inc.

William E. Rulon (70)           Trustee since      Retired. Senior Vice President,         35        Director, Pro-Kids Golf and
                                1993               Foodmaker, Inc. (operator                         Learning Academy (teach
                                                   and franchiser of restaurants)                    golf and computer usage to
                                                   until January 1997.                               "at risk" children) since 1998;
                                                                                                     Director, Prandium, Inc.
                                                                                                     (restaurants) from March 2001
                                                                                                     until July 2002.

Cornelius T. Ryan (71)          Trustee since      Founding General Partner,               35        Director, Capital Cash
                                2000               Oxford Partners and Oxford                        Management Trust (money
                                                   Bioscience Partners (venture                      market fund), Narragansett
                                                   capital partnerships) and                         Insured Tax-Free Income
                                                   President, Oxford Venture                         Fund, Rocky Mountain Equity
                                                   Corporation.                                      Fund, Prime Cash Fund,
                                                                                                     several private companies and
                                                                                                     QuadraMed Corporation
                                                                                                     (NASDAQ).

Tom Decker Seip (53)            Trustee since      General Partner, Seip                   35        Director, H&R Block, Inc.
                                2000               Investments LP (a private                         (financial services company)
                                                   investment partnership);                          since May 2001; Director,
                                                   President and CEO, Westaff, Inc.                  General Magic (voice
                                                   (temporary staffing), May 2001                    recognition software) since
                                                   to January 2002; Senior                           November 2001; Director,
                                                   Executive at the Charles Schwab                   Forward Management, Inc.
                                                   Corporation from 1983 to 1999;                    (asset management) since
                                                   including Chief Executive                         2001; Director, E-Finance
                                                   Officer, Charles Schwab                           Corporation (credit
                                                   Investment Management, Inc.                       decisioning services) since
                                                   and Trustee, Schwab Family                        1999; Director, Save-
                                                   of Funds and Schwab                               Daily.com (micro investing
                                                   Investments from 1997 to 1998                     services) since 1999;
                                                   and Executive Vice President-                     Formerly, Director, Offroad
                                                   Retail Brokerage, Charles Schwab                  Capital Inc. (pre-public
                                                   Investment Management from                        internet commerce company).
                                                   1994 to 1997.

TRUSTEES AND OFFICERS (UNAUDITED) CONT'D

                                                                                      NUMBER OF
                                                                                   PORTFOLIOS IN
                                 POSITION AND                                       FUND COMPLEX
                                LENGTH OF TIME                                       OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
 NAME, AGE, AND ADDRESS (1)       SERVED (2)        PRINCIPAL OCCUPATION(S) (3)        TRUSTEE          FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)        Trustee since      Private investor and consultant         35        Director, Providence
                                1993               specializing in the insurance                     Washington (property and
                                                   industry; Advisory Director,                      casualty insurance company)
                                                   Securities Capital LLC (a global                  since December 1998;
                                                   private equity investment firm                    Director, Summit Global
                                                   dedicated to making investments                   Partners (insurance brokerage
                                                   in the insurance sector).                         firm) since October 2000.

Peter P. Trapp (58)             Trustee since      Regional Manager for Atlanta            35
                                2000               Region, Ford Motor Credit
                                                   Company since August 1997;
                                                   prior thereto, President, Ford
                                                   Life Insurance Company, April
                                                   1995 until August 1997.

TRUSTEES WHO ARE "INTERESTED PERSONS"

Edward I. O'Brien* (74)         Trustee since      Member, Investment Policy               35        Director, Legg Mason, Inc.
                                2000               Committee, Edward Jones,                          (financial services holding
                                                   1993-2001; President, Securities                  company) since 1993; Director,
                                                   Industry Association ("SIA")                      Boston Financial Group
                                                   (securities industry's                            (real estate and tax shelters)
                                                   representative in government                      1993-1999.
                                                   relations and regulatory matters
                                                   at the federal and state levels)
                                                   from 1974-1992; Adviser to SIA,
                                                   November 1992-November 1993.

Jack L. Rivkin* (62)            President          Executive Vice President and            35        Director, Dale Carnegie and
                                and Trustee        Chief Investment Officer,                         Associates, Inc. (private
                                since              Neuberger Berman since 2002                       company) since 1998; Director,
                                December 2002      and 2003, respectively; Director                  Emagin Corp. (public
                                                   and Chairman, NB Management                       company) since 1997;
                                                   since December 2002; Executive                    Director, Solbright, Inc.
                                                   Vice President, Citigroup                         (private company) since 1998;
                                                   Investments, Inc. from September                  Director, Infogate, Inc.
                                                   1995 to February 2002; Executive                  (private company)
                                                   Vice President, Citigroup Inc.                    since 1997.
                                                   from September 1995 to
                                                   February 2002.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                                                                      NUMBER OF
                                                                                   PORTFOLIOS IN
                                 POSITION AND                                       FUND COMPLEX
                                LENGTH OF TIME                                       OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
 NAME, AGE, AND ADDRESS (1)       SERVED (2)        PRINCIPAL OCCUPATION(S) (3)        TRUSTEE          FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (44)          Chairman of the    Executive Vice President,               35        Executive Vice President,
                                Board, Chief       Neuberger Berman since 1999;                      Neuberger Berman Inc.
                                Executive          Principal, Neuberger Berman                       (holding company) since 1999;
                                Officer            from 1997 until 1999; Senior                      Director, Neuberger Berman
                                and Trustee        Vice President, NB Management                     Inc. from 1999 through March
                                since 2000         from 1996 until 1999.                             2003; President and Director,
                                President and                                                        NB Management since 1999;
                                Chief Executive                                                      Director and Vice President,
                                Officer from                                                         Neuberger & Berman Agency,
                                1999 to 2000                                                         Inc. since 2000.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds for which NB Management serves as investment manager.

TRUSTEES AND OFFICERS (UNAUDITED) CONT'D

INFORMATION ABOUT THE OFFICERS OF THE TRUST

                                             POSITION AND
   NAME, AGE, AND ADDRESS (1)           LENGTH OF TIME SERVED (2)                               PRINCIPAL OCCUPATION(S) (3)
------------------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (46)            Secretary since 1985                                Vice President-Mutual Fund Board Relations,
                                                                                       NB Management since 2000; Vice President,
                                                                                       Neuberger Berman since 2002 and employee
                                                                                       since 1999; Vice President, NB Management
                                                                                       from 1986 to 1999; Secretary, nine registered
                                                                                       investment companies for which NB Management
                                                                                       acts as investment manager and administrator
                                                                                       (four since 2002 and two since 2003).

Robert Conti (46)                  Vice President since 2000                           Senior Vice President, Neuberger Berman
                                                                                       since 2003; Vice President, Neuberger Berman
                                                                                       from 1999 until 2003; Senior Vice President,
                                                                                       NB Management since 2000; Controller, NB
                                                                                       Management until 1996; Treasurer, NB
                                                                                       Management from 1996 until 1999; Vice
                                                                                       President, nine registered investment
                                                                                       companies for which NB Management acts as
                                                                                       investment manager and administrator (three
                                                                                       since 2000, four since 2002 and two since
                                                                                       2003).

Brian J. Gaffney (49)              Vice President since 2000                           Managing Director, Neuberger Berman since
                                                                                       1999; Senior Vice President, NB Management
                                                                                       since 2000; Vice President, NB Management
                                                                                       from 1997 until 1999; Vice President, nine
                                                                                       registered investment companies for which NB
                                                                                       Management acts as investment manager and
                                                                                       administrator (three since 2000, four since
                                                                                       2002 and two since 2003).

Sheila R. James (37)               Assistant Secretary since 2002                      Employee, Neuberger Berman since 1999;
                                                                                       Employee, NB Management from 1991 to 1999;
                                                                                       Assistant Secretary, nine registered
                                                                                       investment companies for which NB Management
                                                                                       acts as investment manager and administrator
                                                                                       (seven since 2002 and two since 2003).

Kevin Lyons (47)                   Assistant Secretary since 2003                      Employee, Neuberger Berman since 1999;
                                                                                       Employee, NB Management from 1993 to 1999;
                                                                                       Assistant Secretary, nine registered
                                                                                       investment companies for which NB Management
                                                                                       acts as investment manager and administrator
                                                                                       (since 2003).

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                             POSITION AND
   NAME, AGE, AND ADDRESS (1)           LENGTH OF TIME SERVED (2)                               PRINCIPAL OCCUPATION(S) (3)
------------------------------------------------------------------------------------------------------------------------------------
John M. McGovern (33)              Assistant Treasurer since 2002                      Employee, NB Management since 1993;
                                                                                       Assistant Treasurer, nine registered
                                                                                       investment companies for which NB Management
                                                                                       acts as investment manager and administrator
                                                                                       (seven since 2002 and two since 2003).

Barbara Muinos (44)                Treasurer and Principal Financial and               Vice President, Neuberger Berman since 1999;
                                   Accounting Officer since 2002                       Assistant Vice President, NB Management from
                                                                                       1993 to 1999; Treasurer and Principal
                                                                                       Financial and Accounting Officer, nine
                                                                                       registered investment companies for which NB
                                                                                       Management acts as investment manager and
                                                                                       administrator (seven since 2002 and two
                                                                                       since 2003); Assistant Treasurer, three
                                                                                       registered investment companies for which NB
                                                                                       Management acts as investment manager and
                                                                                       administrator from 1996 until 2002.

Frederic B. Soule (57)             Vice President since 2000                           Senior Vice President, Neuberger Berman
                                                                                       since 2003; Vice President, Neuberger Berman
                                                                                       from 1999 until 2003; Vice President, NB
                                                                                       Management from 1995 until 1999; Vice
                                                                                       President, nine registered investment
                                                                                       companies for which NB Management acts as
                                                                                       investment manager and administrator (three
                                                                                       since 2000, four since 2002 and two since
                                                                                       2003).

Trani Jo Wyman (33)                Assistant Treasurer since 2002                      Employee, NB Management since 1991;
                                                                                       Assistant Treasurer, nine registered
                                                                                       investment companies for which NB Management
                                                                                       acts as investment manager and administrator
                                                                                       (seven since 2002 and two since 2003).

----------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                                                [NEUBERGER BERMAN LOGO]

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
                                                SHAREHOLDER SERVICES
                                                800.877.9700
                                                INSTITUTIONAL SERVICES
                                                800.366.6264
                                                www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

                                                [RECYCLED SYMBOL] B0524 06/03

SEMI-ANNUAL REPORT                                       [NEUBERGER BERMAN LOGO]
APRIL 30, 2003

                                  NEUBERGER BERMAN
                                  INCOME FUNDS(R)

TRUST CLASS SHARES                                       INSTITUTIONAL CASH FUND

CONTENTS
--------

THE FUND

CHAIRMAN'S LETTER                               2

PORTFOLIO COMMENTARY/
  PERFORMANCE HIGHLIGHTS                        4

SCHEDULE OF INVESTMENTS                         7

FINANCIAL STATEMENTS                           10

FINANCIAL HIGHLIGHTS
  PER SHARE DATA                               16

DIRECTORY                                      18

TRUSTEES AND OFFICERS                          19

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2003 Neuberger Berman Management Inc. All rights reserved.

CHAIRMAN'S LETTER
-----------------

[PHOTO OF PETER SUNDMAN]

DEAR FELLOW SHAREHOLDER,

Fixed-income investments have been in a dramatic bull market since early 2000, and continued to produce strong results for the six-month period ended April 30, 2003. We are pleased to report that Neuberger Berman's Income Fund investors have participated in this strength. During the period, we delivered to our shareholders exactly what they expect from their fixed-income investments -- positive returns and capital preservation. Our Funds generally performed better than their peers and benchmark averages.

During the period, the U.S. agency markets continued to be very strong as buyers flocked to these high-quality issues, driving down their incremental yields over U.S. Treasury securities. Our Limited Maturity Bond Fund portfolio managers reduced their overall exposure to this sector of the market in April on the belief that it had become overvalued. They reinvested the proceeds in Treasuries, while awaiting the opportunity to return to the agency sector at more attractive levels, or to commit the funds to another undervalued sector of the market.

Although our municipal bond Funds produced good returns for the period, the broader bond market was impacted by a number of issues. Budget weakness on the federal, state, and local levels has left municipalities facing declining tax revenues and budget deficits for the foreseeable future. Widespread fiscal pressures, combined with general economic weakness, makes credit selection and monitoring all the more essential. In this environment, we have stepped up our intense focus on quality, seeking to invest only in what we perceive to be the strongest municipal credits.

Our short-term money market Funds produced good returns during the reporting period, as shareholders continued to seek the relative safety of this asset class. Money markets have been in a protracted period of tight spreads and an essentially flat yield curve. Consequently, the shorter end of the yield curve could be vulnerable if the economy improves and interest rates begin to trend upward. Our managers' strategy is to remain conservatively positioned in regard to the average weighted maturity and duration of our

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

Funds in order to remain flexible in the event of further Reserve Board easings, or even a rate hike if the economy begins to show dramatic improvement.

The high-yield bond sector rebounded strongly during the reporting period, having been plagued in 2002 with numerous difficulties, foremost among them the well-publicized corporate accounting scandals. In the current low interest rate environment, investors were drawn to the historically wide yield spread opportunities available in the high-yield marketplace, which drove high-yield bond prices significantly higher and yields dramatically lower. Although the recent rally in the high-yield sector has narrowed the spread relationship between high-yield bonds and comparable Treasury securities to near historical averages, we believe high-yield spreads remain at attractive levels.

Looking ahead to a market environment with short-term rates hovering at 40-year lows, fixed-income management will remain challenging. However, we believe this market plays to Neuberger Berman's strengths: Our fixed-income money managers are experienced at finding compelling and significant values in all types of market conditions. In the current climate, we believe that an experienced fixed-income team can best take advantage of the opportunities that exist, seeking both returns and safety for your investments.

Overall, we are pleased with the performance of our Income Funds. We have worked diligently to provide our shareholders with competitive levels of income, while keeping principal preservation a top priority. We take our commitment to protect shareholders' capital very seriously, and as always, we will continue to invest your funds with a disciplined investment strategy and rigorous fundamental analysis.

Sincerely,

                               /s/ Peter Sundman
                                 PETER SUNDMAN
                             CHAIRMAN OF THE BOARD
                         NEUBERGER BERMAN INCOME FUNDS

INSTITUTIONAL CASH FUND PORTFOLIO COMMENTARY
--------------------------------------------

The Institutional Cash Fund performed well during the six-month period ending April 30, 2003. Our shareholders benefited from positive returns, capital preservation, and a haven from the weakness that continued in the broader financial markets. The Fund returned 0.55% during the period, outperforming the Money Fund Report Taxable First Tier Institutional Average. The Fund closed the period with a 0.92% seven-day current and effective yield.

Although interest rates continue to hover at extraordinarily low levels, we do not believe in reaching for yield and a few extra basis points by speculating in lower credit quality issues. Our goal is to be buyers of quality. Money markets have been in a protracted period of tight spreads and an essentially flat yield curve. Consequently, the shorter end of the yield curve could be vulnerable if the economy improves and interest rates begin to trend upward.

During the reporting period we increased our holdings of commercial paper, purchasing short-dated commercial paper where the best return advantage over U.S. Treasury bills could be obtained. On the long end of the money market yield curve, we continued to increase our exposure to U.S. Treasury securities, favoring the risk/reward profile of the Treasury sector relative to agencies and commercial paper.

We also carefully managed the portfolio's weighted average maturity to avoid risks and enhance returns. Weighted average maturity fell from 60.0 days on October 31, 2002, to 40.9 days on April 30, 2003. We believe the Fund's conservative positioning helps us remain flexible so that we can take advantage of any further Federal Reserve Board easings or a rate hike if the economy begins to show dramatic improvement.

In today's challenging market environment, we are more committed than ever to providing our investors with solid income while emphasizing capital preservation. With interest rates hovering at 40-year lows, we believe that our many years of investment experience and careful attention to

--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS

NEUBERGER BERMAN INSTITUTIONAL     INCEPTION DATE               FOR THE 7 DAYS ENDED 4/30/03
CASH FUND(1),(3)                                     CURRENT YIELD(2)     EFFECTIVE YIELD(2)
Trust Class                            05/08/2000               0.92%                  0.92%

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

detail will continue to reward institutions who have trusted us to protect their principal and provide current income. The challenge going forward will be to remain vigilant on credit quality, while seeking competitive returns.

Sincerely,

                                /s/ Ted Giuliano

                            /s/ Catherine Waterworth

                      TED GIULIANO AND CATHERINE WATERWORTH
                              PORTFOLIO CO-MANAGERS

                               /s/ Cynthia Damian

                                /s/ Alyssa Juros

                         CYNTHIA DAMIAN AND ALYSSA JUROS
                          PORTFOLIO ASSOCIATE MANAGERS

ENDNOTES
--------

(1) Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse the Fund so that total operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses of the Fund are limited to 0.41% of average daily net assets. This undertaking lasts until October 31, 2006. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.41%, and the reimbursements are made within three years after the year that Management incurred the expense. If this reimbursement was not made, performance would be lower.

(2) "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

(3) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in the Fund will fluctuate.

(4) The Money Fund Report Taxable First Tier Institutional Average measures the performance of money market mutual funds which invest in anything allowable, except Second Tier Commercial Paper. Investors cannot invest directly in the Average.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS INSTITUTIONAL CASH FUND
-----------------------------------------------

PRINCIPAL AMOUNT                                                                    RATING                           VALUE++
(000'S OMITTED)                                                              MOODY'S        S&P            (000'S OMITTED)
U.S. TREASURY SECURITIES-BACKED BY THE FULL
FAITH AND CREDIT OF THE U.S. GOVERNMENT (37.6%)
$130,000 U.S. Treasury Bills, 1.16% - 1.19%, due 5/22/03                       TSY          TSY                 $  129,911
  90,000 U.S. Treasury Bills, 1.17% & 1.18%, due 5/29/03                       TSY          TSY                     89,918
  50,000 U.S. Treasury Bills, 1.09%, due 6/5/03                                TSY          TSY                     49,947
  80,000 U.S. Treasury Bills, 1.10% & 1.14%, due 6/12/03                       TSY          TSY                     79,896
  80,000 U.S. Treasury Bills, 1.10%, due 6/19/03                               TSY          TSY                     79,880
  60,000 U.S. Treasury Bills, 1.23%, due 6/26/03                               TSY          TSY                     59,886
 100,000 U.S. Treasury Bills, 1.12%, due 7/3/03                                TSY          TSY                     99,805
 110,000 U.S. Treasury Bills, 1.13% & 1.15%, due 7/10/03                       TSY          TSY                    109,756
 160,000 U.S. Treasury Bills, 1.09% & 1.16%, due 7/17/03                       TSY          TSY                    159,619
  60,000 U.S. Treasury Bills, 1.17%, due 7/24/03                               TSY          TSY                     59,836
  50,000 U.S. Treasury Bills, 1.07%, due 8/7/03                                TSY          TSY                     49,855
  50,000 U.S. Treasury Bills, 1.14%, due 8/28/03                               TSY          TSY                     49,813
  50,000 U.S. Treasury Bills, 1.17%, due 9/4/03                                TSY          TSY                     49,795
                                                                                                                ----------
          TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL
          FAITH AND CREDIT OF THE U.S. GOVERNMENT                                                                1,067,917
                                                                                                                ----------

U.S. GOVERNMENT AGENCY SECURITIES (35.8%)
   15,000 Fannie Mae, Disc. Notes, 2.09%, due 5/2/03                           AGY          AGY                     14,999
   16,000 Fannie Mae, Disc. Notes, 1.22%, due 5/21/03                          AGY          AGY                     15,989
   30,000 Fannie Mae, Disc. Notes, 1.19%, due 9/3/03                           AGY          AGY                     29,876
    6,800 Federal Farm Credit Bank, Disc. Notes, 1.16%, due 5/8/03             AGY          AGY                      6,798
   22,915 Federal Farm Credit Bank, Disc. Notes, 1.58%, due 6/16/03            AGY          AGY                     22,869
  130,000 Federal Home Loan Bank,
          Disc. Notes, 1.17% - 1.22%, due 5/2/03                               AGY          AGY                    129,996
   40,000 Federal Home Loan Bank, Disc. Notes, 1.18%, due 5/7/03               AGY          AGY                     39,992
   25,000 Federal Home Loan Bank, Disc. Notes, 1.22%, due 5/9/03               AGY          AGY                     24,993
   50,000 Federal Home Loan Bank, Disc. Notes, 1.18%, due 5/14/03              AGY          AGY                     49,979
  140,810 Federal Home Loan Bank,
          Disc. Notes, 1.18% - 1.30%, due 5/16/03                              AGY          AGY                    140,739
   20,000 Federal Home Loan Bank, Disc. Notes, 1.22%, due 5/23/03              AGY          AGY                     19,985
   27,975 Federal Home Loan Bank, Disc. Notes, 1.14%, due 6/6/03               AGY          AGY                     27,943
   67,000 Federal Home Loan Bank,
          Disc. Notes, 1.16% & 1.18%, due 6/11/03                              AGY          AGY                     66,911
   26,409 Federal Home Loan Bank, Disc. Notes, 1.18%, due 6/27/03              AGY          AGY                     26,360
   65,000 Federal Home Loan Bank,
          Disc. Notes, 1.17% & 1.18%, due 7/23/03                              AGY          AGY                     64,824
   40,968 Freddie Mac, Disc. Notes, 1.22%, due 5/15/03                         AGY          AGY                     40,949
   29,933 Freddie Mac, Disc. Notes, 1.23%, due 5/22/03                         AGY          AGY                     29,911
   50,000 Freddie Mac, Disc. Notes, 1.22%, due 6/19/03                         AGY          AGY                     49,917
   60,000 Freddie Mac, Disc. Notes, 1.22%, due 6/30/03                         AGY          AGY                     59,878
   30,000 Freddie Mac, Disc. Notes, 1.19%, due 8/15/03                         AGY          AGY                     29,895
   40,000 Freddie Mac, Disc. Notes, 1.19%, due 9/30/03                         AGY          AGY                     39,799
   35,000 Sallie Mae, Disc. Notes, 1.17%, due 5/1/03                           AGY          AGY                     35,000
   50,000 Sallie Mae, Disc. Notes, 1.17%, due 5/7/03                           AGY          AGY                     49,990
                                                                                                                ----------
          TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                1,017,592
                                                                                                                ----------
CERTIFICATES OF DEPOSIT (4.1%)
   25,000 Barclays Bank PLC, Yankee CD, 1.21%, due 5/5/03                      P-1         A -1+                    25,000
   10,000 BNP Paribas, Yankee CD, 2.25%, due 6/18/03                           P-1         A -1+                    10,000
   30,000 Rabobank Nederland, Yankee CD, 1.23%, due 5/27/03                    P-1         A -1+                    30,000

See Notes to Schedule of Investments    7

SCHEDULE OF INVESTMENTS INSTITUTIONAL CASH FUND CONT'D
------------------------------------------------------

PRINCIPAL AMOUNT                                                                    RATING                           VALUE++
(000'S OMITTED)                                                              MOODY'S        S&P            (000'S OMITTED)
$  23,000 Royal Bank of Scotland NY, Yankee CD, 1.20%, due 6/19/03             P-1         A -1+                $   23,000
   30,000 Wells Fargo Bank NA, Domestic CD, 1.24%, due 5/27/03                 P-1         A -1+                    30,000
                                                                                                                ----------
          TOTAL CERTIFICATES OF DEPOSIT                                                                            118,000
                                                                                                                ----------
CORPORATE DEBT SECURITIES (0.7%)
   20,000 American Express Credit Corp., Floating Rate Medium-Term
          Notes, Ser. B, 1.30%, due 5/7/03                                     P-1          A-1                     20,000
                                                                                                                ----------
COMMERCIAL PAPER (15.5%)
   28,000 Alcon Capital Corp., 1.20% & 1.23%, due 5/13/03 & 5/30/03            P-1         A -1+                    27,976
   15,300 ANZ (Delaware), Inc., 1.23% & 1.24%, due 5/5/03                      P-1         A -1+                    15,298
   10,000 Aventis SA, 1.23% & 1.25%, due 5/6/03 & 6/4/03                       P-1          A-1                      9,993
   25,000 Bank of America Corp., 1.26%, due 5/19/03                            P-1          A-1                     24,984
   25,000 Barclays U.S. Funding Corp., 1.24%, due 7/1/03                       P-1         A -1+                    24,947
   20,000 BNP Paribas Finance, 1.21%, due 5/21/03                              P-1         A -1+                    19,987
   10,000 Eksportfinans ASA, 1.22%, due 5/6/03                                 P-1         A -1+                     9,998
   34,350 Gannett Co., Inc., 1.23% - 1.25%, due 5/2/03 - 5/6/03                P-1          A-1                     34,346
   40,000 General Electric Capital Corp., 1.25%, due 5/16/03 & 5/20/03         P-1         A -1+                    39,976
   22,000 Johnson & Johnson, 1.20%, due 5/20/03                                P-1         A -1+                    21,986
   20,500 Kimberly-Clark Corp., 1.20%, due 5/2/03 & 5/12/03                    P-1         A -1+                    20,496
   30,000 National Australia Funding (Delaware), Inc., 1.22%, due 5/5/03       P-1         A -1+                    29,996
   23,100 Novartis Finance Corp., 1.22%, due 5/29/03                           P-1         A -1+                    23,078
   40,000 Pfizer, Inc., 1.20%, due 5/19/03                                     P-1         A -1+                    39,976
   45,000 Societe Generale N.A., Inc., 1.21% - 1.25%, due 5/8/03 - 6/4/03      P-1         A -1+                    44,973
   43,100 UBS Finance (Delaware), Inc., 1.25% & 1.36%,
          due 5/1/03 & 5/7/03                                                  P-1         A -1+                    43,097
   10,000 Wal-Mart Stores, Inc., 1.21%, due 5/2/03                             P-1         A -1+                    10,000
                                                                                                                ----------
          TOTAL COMMERCIAL PAPER                                                                                   441,107
                                                                                                                ----------
TIME DEPOSITS (1.1%)
   30,000 Danske Bank A/S Copenhagen, 1.34%, due 5/1/03                        P-1         A -1+                    30,000
                                                                                                                ----------
REPURCHASE AGREEMENTS (4.6%)
  130,854 State Street Bank and Trust Co. Repurchase Agreement, 1.27%,
          due 5/1/03, dated 4/30/03, Maturity Value $130,858,616,
          Collateralized by $135,330,000 Fannie Mae, Discount Notes,
          1.14%, due 8/29/03 (Collateral Value $134,788,680)                                                       130,854
                                                                                                                ----------

          TOTAL INVESTMENTS (99.4%)                                                                              2,825,470

          Cash, receivables and other assets, less liabilities (0.6%)                                               17,445
                                                                                                                ----------

          TOTAL NET ASSETS (100.0%)                                                                             $2,842,915
                                                                                                                ----------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

++ Investment securities of the Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.

See Notes to Financial Statements       9

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

                                                                                -------------
                                                                                INSTITUTIONAL
NEUBERGER BERMAN INCOME FUNDS                                                            CASH
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                                 FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                                       $2,825,470
     Cash                                                                                   1
---------------------------------------------------------------------------------------------
     Interest receivable                                                                  295
---------------------------------------------------------------------------------------------
     Receivable for Fund shares sold                                                   24,207
---------------------------------------------------------------------------------------------
     Prepaid expenses and other assets                                                     27
=============================================================================================
TOTAL ASSETS                                                                        2,850,000
=============================================================================================

LIABILITIES
     Dividends payable                                                                  1,867
---------------------------------------------------------------------------------------------
     Payable for Fund shares redeemed                                                   4,519
---------------------------------------------------------------------------------------------
     Payable to investment manager (Note B)                                               231
---------------------------------------------------------------------------------------------
     Payable to administrator (Note B)                                                    347
---------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                                  121
=============================================================================================
TOTAL LIABILITIES                                                                       7,085
=============================================================================================
NET ASSETS AT VALUE                                                                $2,842,915
=============================================================================================

NET ASSETS CONSIST OF:
     Paid-in capital                                                               $2,842,912
---------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                                 3
=============================================================================================
NET ASSETS AT VALUE                                                                $2,842,915
=============================================================================================
SHARES OUTSTANDING ($.001 PAR VALUE; UNLIMITED SHARES AUTHORIZED)                   2,842,912
---------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $1.00
=============================================================================================
*COST OF INVESTMENTS                                                               $2,825,470
=============================================================================================

See Notes to Financial Statements      10

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

STATEMENT OF OPERATIONS
-----------------------

                                                                                -------------
                                                                                INSTITUTIONAL
NEUBERGER BERMAN INCOME FUNDS                                                            CASH
(000'S OMITTED)                                                                          FUND
INVESTMENT INCOME
Interest income                                                                       $20,633
=============================================================================================

EXPENSES:
Investment management fee (Note B)                                                      1,480
---------------------------------------------------------------------------------------------
Administration fee (Note B)                                                             2,220
---------------------------------------------------------------------------------------------
Shareholder servicing agent fees                                                            5
---------------------------------------------------------------------------------------------
Auditing fees                                                                              15
---------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                   285
---------------------------------------------------------------------------------------------
Insurance expense                                                                          31
---------------------------------------------------------------------------------------------
Legal fees                                                                                 11
---------------------------------------------------------------------------------------------
Registration and filing fees                                                              116
---------------------------------------------------------------------------------------------
Shareholder reports                                                                        22
---------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                20
---------------------------------------------------------------------------------------------
Miscellaneous                                                                              39
=============================================================================================
Total expenses                                                                          4,244

Expenses reduced by custodian fee
   expense offset arrangement (Note B)                                                     --
   ==========================================================================================
Total net expenses                                                                      4,244
=============================================================================================
Net investment income (loss)                                                           16,389
=============================================================================================
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold                                      4
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $16,393
=============================================================================================

See Notes to Financial Statements      11

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                           INSTITUTIONAL CASH FUND
                                                                   -----------------------------------
                                                                        SIX MONTHS                YEAR
NEUBERGER BERMAN INCOME FUNDS                                                ENDED               ENDED
(000'S OMITTED)                                                          APRIL 30,         OCTOBER 31,
                                                                              2003                2002
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income (loss)                                              $ 16,389          $   47,786
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                          4                  (1)
======================================================================================================
Net increase (decrease) in net assets resulting from operations             16,393              47,785
======================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                      (16,389)            (47,786)
------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                --                 (45)
======================================================================================================
Total distributions to shareholders                                        (16,389)            (47,831)
======================================================================================================

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                6,013,718          14,366,543
------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                    2,317              24,324
------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                            (6,329,602)        (13,359,481)
======================================================================================================
Net increase (decrease) from Fund share transactions                      (313,567)          1,031,386
======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                     (313,563)          1,031,340

NET ASSETS:
Beginning of period                                                      3,156,478           2,125,138
======================================================================================================
End of period                                                          $ 2,842,915        $  3,156,478
======================================================================================================

NUMBER OF FUND SHARES:
Sold                                                                     6,013,718          14,366,543
------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                        2,317              24,324
------------------------------------------------------------------------------------------------------
Redeemed                                                                (6,329,602)        (13,359,481)
======================================================================================================
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                             (313,567)          1,031,386
======================================================================================================

See Notes to Financial Statements      12

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS INCOME FUNDS
------------------------------------------

NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman Institutional Cash Fund (the "Fund") is a separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund offers Trust Class shares. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

     It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Fund's Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

4 FEDERAL INCOME TAXES: The Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset

NOTES TO FINANCIAL STATEMENTS INCOME FUNDS CONT'D
-------------------------------------------------

     by capital loss carryforwards ($794 expiring in 2010, determined as of October 31, 2002), it is the policy of the Fund not to distribute such gains.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

6 EXPENSE ALLOCATION: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a series of the Trust are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each series can otherwise be made fairly.

7 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

     NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.10% of the Fund's average daily net assets.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Trust Class of the Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets.

     Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management has contractually undertaken through October 31, 2006 to reimburse the Trust Class of the Fund for its operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.41% per annum of its average daily net assets (the "Expense Limitation"). For the six months ended April 30, 2003, no reimbursement was required.

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

     The Trust Class of the Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the six months ended April 30, 2003, there was no reimbursement to Management. At April 30, 2003, there was no contingent liability to Management under the agreement.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

     The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Trust Class of the Fund.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $2.

     NOTE C--SECURITIES TRANSACTIONS:

     All securities transactions for the Fund were short-term.

     NOTE D--LINE OF CREDIT:

     At April 30, 2003, the Fund was a participant in a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at April 30, 2003. During the six months ended April 30, 2003, the Fund did not utilize this line of credit.

     NOTE E--UNAUDITED FINANCIAL INFORMATION:

     The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS INSTITUTIONAL CASH FUND+
---------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                           PERIOD FROM
                                                   SIX MONTHS ENDED                                       MAY 8, 2000^
                                                          APRIL 30,         YEAR ENDED OCTOBER 31,      TO OCTOBER 31,
                                                   ----------------      -------------------------    ----------------
                                                               2003             2002          2001                2000
                                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 1.0000         $ 1.0000      $ 1.0000             $1.0000
                                                           --------         --------      --------             -------
INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                  .0055            .0176         .0466               .0307
                                                           --------         --------      --------             -------
LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                                   (.0055)          (.0176)       (.0466)             (.0307)
FROM NET CAPITAL GAINS                                           --           (.0000)           --                  --
                                                           --------         --------      --------             -------
TOTAL DISTRIBUTIONS                                          (.0055)          (.0176)       (.0466)             (.0307)
                                                           --------         --------      --------             -------
NET ASSET VALUE, END OF PERIOD                             $ 1.0000         $ 1.0000      $ 1.0000             $1.0000
                                                           --------         --------      --------             -------
TOTAL RETURN++                                                +0.55%**         +1.77%        +4.76%              +3.11%**

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                    $2,842.9         $3,156.5      $2,125.1             $ 635.4
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                  .29%*            .28%          .29%                .36%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                     .29%*            .28%          .29%                .35%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
  NET ASSETS                                                   1.11%*           1.74%         4.52%               6.45%*

See Notes to Financial Highlights      16

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses through February 9, 2001 under the prior master-feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

TRUSTEES AND OFFICERS (UNAUDITED)
---------------------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

INFORMATION ABOUT THE BOARD OF TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                              POSITION AND                                          FUND COMPLEX
                             LENGTH OF TIME                                         OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
NAME, AGE, AND ADDRESS(1)      SERVED(2)      PRINCIPAL OCCUPATION(S)(3)              TRUSTEE           FUND COMPLEX BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
John Cannon (73)             Trustee since    Consultant. Formerly, Chairman            35         Independent Trustee or
                             1994             and Chief Investment Officer,                        Director of three series of
                                              CDC Capital Management                               Oppenheimer Funds: Limited
                                              (registered investment adviser)                      Term New York Municipal
                                              (1993-January 1999); prior                           Fund, Rochester Fund
                                              thereto, President and Chief                         Municipals, and Oppenheimer
                                              Executive Officer, AMA                               Convertible Securities Fund
                                              Investment Advisors, an                              since 1992.
                                              affiliate of the American
                                              Medical Association.
-----------------------------------------------------------------------------------------------------------------------------------
Faith Colish (67)            Trustee since    Counsel, Carter Ledyard &                 35         Director, American Bar
                             2000             Milburn LLP (law firm) since                         Retirement Association
                                              October 2002; Formerly,                              (ABRA) since 1997
                                              Attorney at Law and President,                       (not-for-profit membership
                                              Faith Colish, A Professional                         association).
                                              Corporation, 1980 to 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (70)        Trustee since    Consultant; Retired President             35
                             2000             and Trustee, Teachers
                                              Insurance & Annuity (TIAA) and
                                              College Retirement Equities
                                              Fund (CREF).
-----------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (UNAUDITED) CONT'D
----------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                              POSITION AND                                          FUND COMPLEX
                             LENGTH OF TIME                                         OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
NAME, AGE, AND ADDRESS(1)      SERVED(2)      PRINCIPAL OCCUPATION(S)(3)              TRUSTEE           FUND COMPLEX BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)          Trustee since    Consultant, C.A. Harvey                   35         Member, Individual
                             2000             Associates since June 2001;                          Investors Advisory
                                              Director, AARP, 1978 to                              Committee to the New York
                                              December 2000.                                       Stock Exchange Board of
                                                                                                   Directors, 1998 to
                                                                                                   June 2002; President, Board
                                                                                                   of Associates to The
                                                                                                   National Rehabilitation
                                                                                                   Hospital's Board of
                                                                                                   Directors since 2002;
                                                                                                   Member, American Savings
                                                                                                   Education Council's Policy
                                                                                                   Board (ASEC), 1998-2000;
                                                                                                   Member, Executive
                                                                                                   Committee, Crime Prevention
                                                                                                   Coalition of America,
                                                                                                   1997-2000.
-----------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (70)            Trustee since    Attorney at Law. Senior Counsel,          35
                             1993             Loews Corporation (diversified
                                              financial corporation) May 2002
                                              until April 2003; prior thereto,
                                              Senior Vice President, Secretary
                                              and General Counsel, Loews
                                              Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)        Trustee since    Professor of Finance and                  35         Director, Delaware Labs
                             1993             Economics, Stern School of                           (cosmetics) since 1978.
                                              Business, New York University.
-----------------------------------------------------------------------------------------------------------------------------------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                              POSITION AND                                          FUND COMPLEX
                             LENGTH OF TIME                                         OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
NAME, AGE, AND ADDRESS(1)      SERVED(2)      PRINCIPAL OCCUPATION(S)(3)              TRUSTEE           FUND COMPLEX BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

Howard A. Mileaf (66)        Trustee since    Retired. Formerly, Vice                   35         Director, WHX Corporation
                             2000             President and Special                                (holding company) since
                                              Counsel, WHX Corporation                             August 2002; Director,
                                              (holding company) 1993 -                             Webfinancial Corporation
                                              2001.                                                (holding company) since
                                                                                                   December 2002; Director,
                                                                                                   State Theatre of New
                                                                                                   Jersey (not-for-profit
                                                                                                   theater) since 2000;
                                                                                                   Formerly, Director, Kevlin
                                                                                                   Corporation (manufacturer
                                                                                                   of microwave and other
                                                                                                   products).
-----------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)       Trustee since    Senior Vice President,                    35         Director, 92nd Street Y
                             2000             Burnham Securities Inc. (a                           (non-profit) since 1967;
                                              registered broker-dealer)                            Formerly, Director, Cancer
                                              since 1991.                                          Treatment Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)        Trustee since    Retired. Senior Vice                      35         Director, Pro-Kids Golf
                             1993             President, Foodmaker. Inc.                           and Learning Academy
                                              (operator and franchiser                             (teach golf and computer
                                              restaurants) until                                   usage to "at risk"
                                              January 1997.                                        children) since 1998;
                                                                                                   Director, Prandium, Inc.
                                                                                                   (restaurants) from
                                                                                                   March 2001 until July 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (71)       Trustee since    Founding General Partner,                 35         Director, Capital Cash
                             2000             Oxford Partners and Oxford                           Management Trust (money
                                              Bioscience Partners                                  market fund), Narragansett
                                              venture (capital                                     Insured Tax-Free Income
                                              partnerships) and                                    Fund, Rocky Mountain
                                              President, Oxford Venture                            Equity Fund, Prime Cash
                                              Corporation.                                         Fund, several private
                                                                                                   companies and QuadraMed
                                                                                                   Corporation (NASDAQ).
-----------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (UNAUDITED) CONT'D
----------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                              POSITION AND                                          FUND COMPLEX
                             LENGTH OF TIME                                         OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
NAME, AGE, AND ADDRESS(1)       SERVED(2)         PRINCIPAL OCCUPATION(S)(3)          TRUSTEE         FUND COMPLEX BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (53)         Trustee since    General Partner, Seip Investments         35         Director, H&R Block, Inc.
                             2000             LP (a private investment                             (financial services company)
                                              partnership); President and CEO,                     since May 2001; Director,
                                              Westaff, Inc. (temporary                             General Magic (voice
                                              staffing), May 2001 to                               recognition software) since
                                              January 2002; Senior Executive at                    November 2001; Director,
                                              the Charles Schwab Corporation                       Forward Management, Inc.
                                              from 1983 to 1999; including                         (asset management) since 2001;
                                              Chief Executive Officer, Charles                     Director, E-Finance
                                              Schwab Investment Management,                        Corporation (credit
                                              Inc. and Trustee, Schwab Family                      decisioning services) since
                                              of Funds and Schwab Investments                      1999; Director, Save-Daily.com
                                              from 1997 to 1998 and Executive                      (micro investing services)
                                              Vice President-Retail Brokerage,                     since 1999; Formerly,
                                              Charles Schwab Investment                            Director, Offroad Capital Inc.
                                              Management from 1994 to 1997.                        (pre-public internet commerce
                                                                                                   company).
-----------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)     Trustee since    Private investor and consultant           35         Director, Providence
                             1993             specializing in the insurance                        Washington (property and
                                              industry; Advisory Director,                         casualty insurance company)
                                              Securitas Capital LLC (a global                      since December 1998; Director,
                                              private equity investment firm                       Summit Global Partners
                                              dedicated to making investments                      (insurance brokerage firm)
                                              in the insurance sector).                            since October 2000.
-----------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (58)          Trustee since    Regional Manager for Atlanta              35
                             2000             Region, Ford Motor Credit Company
                                              since August 1997; prior thereto,
                                              President, Ford Life Insurance
                                              Company, April 1995 until
                                              August 1997.
-----------------------------------------------------------------------------------------------------------------------------------

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                              POSITION AND                                          FUND COMPLEX
                             LENGTH OF TIME                                         OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
NAME, AGE, AND ADDRESS(1)       SERVED(2)         PRINCIPAL OCCUPATION(S)(3)          TRUSTEE         FUND COMPLEX BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (74)      Trustee since    Member, Investment Policy              35            Director, Legg Mason, Inc.
                             2000             Committee, Edward Jones,                             (financial services holding
                                              1993-2001; President,                                company) since 1993; Director,
                                              Securities Industry                                  Boston Financial Group (real
                                              Association ("SIA")                                  estate and tax shelters)
                                              (securities industry's                               1993-1999.
                                              representative in government
                                              relations and regulatory
                                              matters at the federal and
                                              state levels) from 1974-1992;
                                              Adviser to SIA,
                                              November 1992-November 1993.
-----------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (62)         President and    Executive Vice President and           35            Director, Dale Carnegie and
                             Trustee since    Chief Investment Officer,                            Associates, Inc. (private
                             December 2002    Neuberger Berman since 2002                          company) since 1998; Director,
                                              and 2003, respectively;                              Emagin Corp. (public company)
                                              Director and Chairman, NB                            since 1997; Director, Solbright,
                                              Management since December                            Inc. (private company) since
                                              2002; Executive Vice                                 1998; Director, Infogate, Inc.
                                              President, Citigroup                                 (private company) since 1997.
                                              Investments, Inc. from
                                              September 1995 to February
                                              2002; Executive Vice
                                              President, Citigroup Inc. from
                                              September 1995 to February
                                              2002.
-----------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (44)       Chairman of      Executive Vice President,              35            Executive Vice President,
                             the Board,       Neuberger Berman Inc.                                Neuberger Berman Inc. (holding
                             Chief Executive  since 1999; Principal,                               company) since 1999; Director,
                             Officer and      Neuberger Berman from 1997                           Neuberger Berman Inc. from
                             Trustee since    until 1999; Senior Vice                              1999 through March 2003;
                             2000 President   President, NB Management from                        President and Director, NB
                             and Chief        1996 until 1999.                                     Management since 1999;
                             Executive                                                             Director and Vice President,
                             Officer from                                                          Neuberger & Berman Agency,
                             1999 to 2000                                                          Inc. since 2000.
-----------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds for which NB Management serves as investment manager.

TRUSTEES AND OFFICERS (UNAUDITED) CONT'D
----------------------------------------

INFORMATION ABOUT THE OFFICERS OF THE TRUST

                                               POSITION AND
 NAME, AGE, AND ADDRESS(1)                 LENGTH OF TIME SERVED(2)                    PRINCIPAL OCCUPATION(S)(3)
-----------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (46)               Secretary since 1985                  Vice President-Mutual Fund Board Relations, NB
                                                                            Management since 2000; Vice President,
                                                                            Neuberger Berman since 2002 and employee since
                                                                            1999; Vice President, NB Management from 1986
                                                                            to 1999; Secretary, nine registered investment
                                                                            companies for which NB Management acts as
                                                                            investment manager and administrator (four
                                                                            since 2002 and two since 2003).

Robert Conti (46)                     Vice President since 2000             Senior Vice President, Neuberger Berman since
                                                                            2003; Vice President, Neuberger Berman from
                                                                            1999 until 2003; Senior Vice President, NB
                                                                            Management since 2000; Controller, NB
                                                                            Management until 1996; Treasurer, NB Management
                                                                            from 1996 until 1999; Vice President, nine
                                                                            registered investment companies for which NB
                                                                            Management acts as investment manager and
                                                                            administrator (three since 2000, four since
                                                                            2002 and two since 2003).

Brian J. Gaffney (49)                 Vice President since 2000             Managing Director, Neuberger Berman since 1999;
                                                                            Senior Vice President, NB Management since
                                                                            2000; Vice President, NB Management from 1997
                                                                            until 1999; Vice President, nine registered
                                                                            investment companies for which NB Management
                                                                            acts as investment manager and administrator
                                                                            (three since 2000, four since 2002 and two
                                                                            since 2003).

Sheila R. James (37)                  Assistant Secretary since 2002        Employee, Neuberger Berman since 1999;
                                                                            Employee, NB Management from 1991 to 1999;
                                                                            Assistant Secretary, nine registered investment
                                                                            companies for which NB Management acts as
                                                                            investment manager and administrator (seven
                                                                            since 2002 and two since 2003).

Kevin Lyons (47)                      Assistant Secretary since 2003        Employee, Neuberger Berman since 1999;
                                                                            Employee, NB Management from 1993 to 1999;
                                                                            Assistant Secretary, nine registered investment
                                                                            companies for which NB Management acts as
                                                                            investment manager and administrator (since
                                                                            2003).

                                     NEUBERGER BERMAN APRIL 30, 2003 (UNAUDITED)

                                               POSITION AND
 NAME, AGE, AND ADDRESS(1)                 LENGTH OF TIME SERVED(2)                    PRINCIPAL OCCUPATION(S)(3)
-----------------------------------------------------------------------------------------------------------------------------
John M. McGovern (33)                 Assistant Treasurer since 2002        Employee, NB Management since 1993; Assistant
                                                                            Treasurer, nine registered investment companies
                                                                            for which NB Management acts as investment
                                                                            manager and administrator (seven since 2002 and
                                                                            two since 2003).

Barbara Muinos (44)                   Treasurer and Principal Financial     Vice President, Neuberger Berman since 1999;
                                      and Accounting Officer since 2002     Assistant Vice President, NB Management from
                                                                            1993 to 1999; Treasurer and Principal Financial
                                                                            and Accounting Officer, nine registered
                                                                            investment companies for which NB Management
                                                                            acts as investment manager and administrator
                                                                            (seven since 2002 and two since 2003); Assistant
                                                                            Treasurer, three registered investment companies
                                                                            for which NB Management acts as investment
                                                                            manager and administrator from 1996 until 2002.

Frederic B. Soule (57)                Vice President since 2000             Senior Vice President, Neuberger Berman since
                                                                            2003; Vice President, Neuberger Berman from 1999
                                                                            until 2003; Vice President, NB Management from
                                                                            1995 until 1999; Vice President, nine registered
                                                                            investment companies for which NB Management
                                                                            acts as investment manager and administrator
                                                                            (three since 2000, four since 2002 and two since
                                                                            2003).

Trani Jo Wyman (33)                   Assistant Treasurer since 2002        Employee, NB Management since 1991; Assistant
                                                                            Treasurer, nine registered investment companies
                                                                            for which NB Management acts as investment
                                                                            manager and administrator (seven since 2002 and
                                                                            two since 2003).

----------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                                                [NEUBERGER BERMAN LOGO]

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
                                                SHAREHOLDER SERVICES
                                                800.877.9700
                                                INSTITUTIONAL SERVICES
Statistics and projections in this              800.366.6264
report are derived from sources deemed          www.nb.com
to be reliable but cannot be regarded as
a representation of future results of
the Fund. This report is prepared for
the general information of shareholders
and is not an offer of shares of the
Fund. Shares are sold only through the
currently effective prospectus, which
must precede or accompany this
report.                                         [RECYCLED SYMBOL] B0586 06/03

ITEM 2. CODE OF ETHICS

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the Principal Executive Officer and Treasurer of the Company have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Company is accumulated and communicated to the Company's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Form N-CSR disclosure requirement not yet effective with respect to registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto. The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of
      Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:  /s/ Peter E. Sundman
   --------------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  July 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Barbara Muinos
   --------------------------------
     Barbara Muinos
     Treasurer

Date:  July 7, 2003